UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter: USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD SAN ANTONIO, TX 78288

Name and Address of Agent for Service:

KRISTEN MILLAN

USAA MUTUAL FUNDS TRUST 9800 FREDERICKSBURG ROAD SAN ANTONIO, TX 78288

Registrant's Telephone Number, Including Area Code: (210) 498-0226

Date of Fiscal Year End: DECEMBER 31

Date of Reporting Period: MARCH 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS.

USAA MUTUAL FUNDS TRUST – 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2018

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA EXTENDED MARKET INDEX FUND

MARCH 31, 2018

(Form N-Q)

48481-0518	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Extended Market Index Fund

March 31, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (99.1%)

COMMON STOCKS (99.1%)

Consumer Discretionary (13.8%)

Advertising (0.0%)

1,148	Boston Omaha Corp. "A"(a)	$25
5,624	Clear Channel Outdoor Holdings, Inc. "A"	28
2,005	Emerald Expositions Events, Inc.	39
674	Harte-Hanks, Inc.(a)	6
9,730	National CineMedia, Inc.	51
3,165	SPAR Group, Inc.(a)	4
		153

Apparel Retail (0.6%)

10,514	Abercrombie & Fitch Co. "A"	254
25,423	American Eagle Outfitters, Inc.	507
25,130	Ascena Retail Group, Inc.(a)	50
2,185	Boot Barn Holdings, Inc.(a)	39
3,973	Buckle, Inc.	88
10,694	Burlington Stores, Inc.(a)	1,424
6,897	Caleres, Inc.	232
3,894	Cato Corp. "A"	57
19,485	Chico's FAS, Inc.	176
2,749	Children's Place, Inc.	372
6,159	Christopher & Banks Corp.(a)	7
2,593	Citi Trends, Inc.	80
2,770	Destination Maternity Corp.(a)	7
8,559	Destination XL Group, Inc.(a)	15
11,768	DSW, Inc. "A"	264
12,371	Express, Inc.(a)	88
6,356	Finish Line, Inc. "A"	86
6,453	Francesca's Holdings Corp.(a)	31
3,006	Genesco, Inc.(a)	122
9,276	Guess?, Inc.	192
1,051	J. Jill, Inc.(a)	5
2,381	Shoe Carnival, Inc.	57
4,672	Stage Stores, Inc.	10
4,383	Stein Mart, Inc.	7
7,130	Tailored Brands, Inc.	179
2,102	Tilly's, Inc. "A"	24
12,318	Urban Outfitters, Inc.(a)	455
2,839	Zumiez, Inc.(a)	68
		4,896

Apparel, Accessories & Luxury Goods (0.4%)

7,394	Carter's, Inc.	770
1,956	Cherokee, Inc.(a)	2
4,496	Columbia Sportswear Co.	344
2,823	Forward Industries, Inc.(a)	4
6,527	Fossil Group, Inc.(a)	83

1| USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

6,412	G-III Apparel Group Ltd.(a)	$242
9,546	Iconix Brand Group, Inc.(a)	11
2,101	Lakeland Industries, Inc.(a)	27
14,793	Lululemon Athletica, Inc.(a)	1,318
2,476	Movado Group, Inc.	95
2,562	Oxford Industries, Inc.	191
2,072	Perry Ellis International, Inc.(a)	53
7,426	Sequential Brands Group, Inc.(a)	15
1,222	Superior Uniform Group, Inc.	32
3,075	Vera Bradley, Inc.(a)	33
298	Vince Holding Corp.(a)	3
		3,223

Auto Parts & Equipment (1.4%)

14,905	Adient plc	891
13,720	American Axle & Manufacturing Holdings, Inc.(a)	209
13,503	Autoliv, Inc.	1,971
2,562	Cooper-Standard Holdings, Inc.(a)	315
21,805	Dana, Inc.	562
13,755	Delphi Technologies plc	655
4,690	Dorman Products, Inc.(a)	311
6,431	Fox Factory Holding Corp.(a)	224
42,849	Gentex Corp.	986
6,500	Gentherm, Inc.(a)	221
3,297	Horizon Global Corp.(a)	27
3,780	LCI Industries	394
10,502	Lear Corp.	1,954
7,896	Modine Manufacturing Co.(a)	167
2,943	Motorcar Parts of America, Inc.(a)	63
2,952	Standard Motor Products, Inc.	140
4,259	Stoneridge, Inc.(a)	118
573	Strattec Security Corp.	21
3,414	Superior Industries International, Inc.	45
8,465	Tenneco, Inc.	464
3,363	Tower International, Inc.	93
4,842	Visteon Corp.(a)	534
4,073	VOXX International Corp.(a)	20
		10,385

Automobile Manufacturers (0.9%)

20,613	Tesla, Inc.(a)	5,486
7,641	Thor Industries, Inc.	880
4,162	Winnebago Industries, Inc.	156
		6,522

Automotive Retail (0.3%)

1,386	America's Car-Mart, Inc.(a)	70
3,061	Asbury Automotive Group, Inc.(a)	207
9,193	AutoNation, Inc.(a)	430
4,597	Camping World Holdings, Inc. "A"	148
2,969	Carvana Co.(a)	68
3,063	Group 1 Automotive, Inc.	200
3,754	Lithia Motors, Inc. "A"	377
5,194	Monro, Inc.	279
4,950	Murphy USA, Inc.(a)	360
5,762	Penske Automotive Group, Inc.	256
4,134	Sonic Automotive, Inc. "A"	78
		2,473

Broadcasting (0.4%)

7,743	AMC Networks, Inc. "A"(a)	400
2,692	Beasley Broadcast Group, Inc. "A"	31
16,001	Central European Media Enterprises Ltd. "A"(a)	67
2,653	Emmis Communications Corp. "A"(a)	12

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)

21,239	Entercom Communications Corp. "A"	$205
10,513	Entravision Communications Corp. "A"	49
8,572	EW Scripps Co. "A"	103
11,894	Gray Television, Inc.(a)	151
2,349	Hemisphere Media Group, Inc.(a)	27
7,209	Nexstar Media Group, Inc. "A"	479
1,046	Saga Communications, Inc. "A"	39
12,177	Sinclair Broadcast Group, Inc. "A"	381
33,291	TEGNA, Inc.	379
11,076	Tribune Media Co. "A"	449
		2,772

Cable & Satellite (1.5%)

9,968	Altice USA, Inc. "A"(a)	184
747	Cable One, Inc.	513
15,296	GCI Liberty, Inc. "A"(a)	809
23,616	Liberty Broadband Corp.(a)	2,024
4,166	Liberty Broadband Corp. "A"(a)	353
91,996	Liberty Global plc(a)	2,800
34,499	Liberty Global plc "A"(a)	1,080
6,706	Liberty Latin America Ltd. "A"(a)	130
17,478	Liberty Latin America Ltd. "C"(a)	334
26,707	Liberty Media Corp-Liberty SiriusXM(a)	1,091
13,183	Liberty Media Corp-Liberty SiriusXM "A"(a)	542
1,784	Loral Space & Communications, Inc.(a)	74
9,903	MSG Networks, Inc. "A"(a)	224
224,823	Sirius XM Holdings, Inc.	1,403
2,718	WideOpenWest, Inc.(a)	19
		11,580

Casinos & Gaming (0.9%)

12,688	Boyd Gaming Corp.	404
21,357	Caesars Entertainment Corp.(a)	240
6,355	Century Casinos, Inc.(a)	48
1,799	Churchill Downs, Inc.	439
6,916	Dover Downs Gaming & Entertainment, Inc.(a)	9
8,754	Eldorado Resorts, Inc.(a)	289
827	Empire Resorts, Inc.(a)	14
8,160	Full House Resorts, Inc.(a)	26
1,026	Gaming Partners International Corp.	10
1,723	Golden Entertainment, Inc.(a)	40
56,351	Las Vegas Sands Corp.	4,052
2,088	Monarch Casino & Resort, Inc.(a)	88
12,929	Penn National Gaming, Inc.(a)	340
8,636	Pinnacle Entertainment, Inc.(a)	260
1,400	PlayAGS, Inc.(a)	33
9,836	Red Rock Resorts, Inc. "A"	288
7,878	Scientific Games Corp. "A"(a)	328
		6,908

Computer & Electronics Retail (0.1%)

3,781	Conn's, Inc.(a)	128
15,760	GameStop Corp. "A"	199
7,864	Rent-A-Center, Inc.	68
		395

Consumer Electronics (0.0%)

15,121	GoPro, Inc. "A"(a)	73
2,226	Roku, Inc.(a)	69
6,063	Turtle Beach Corp.(a)	4
2,235	Universal Electronics, Inc.(a)	116
3,153	Vuzix Corp.(a)	17

3| USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

4,990	ZAGG, Inc.(a)	$61
		340

Department Stores (0.1%)

3,366	Dillard's, Inc. "A"	271
46,484	JC Penney Co., Inc.(a)	140
4,842	Sears Holdings Corp.(a)	13
		424

Distributors (0.2%)

7,129	Core-Mark Holding Co., Inc.	152
6,438	Pool Corp.	941
1,357	Weyco Group, Inc.	46
		1,139

Education Services (0.5%)

9,173	Adtalem Global Education, Inc.(a)	436
2,731	American Public Education, Inc.(a)	117
2,758	Bridgepoint Education, Inc.(a)	19
8,004	Bright Horizons Family Solutions, Inc.(a)	798
4,720	Cambium Learning Group, Inc.(a)	53
1,792	Capella Education Co.	157
10,687	Career Education Corp.(a)	140
12,092	Chegg, Inc.(a)	250
728	Graham Holdings Co. "B"	438
7,545	Grand Canyon Education, Inc.(a)	792
15,421	Houghton Mifflin Harcourt Co.(a)	107
5,636	K12, Inc.(a)	80
5,435	Laureate Education, Inc. "A"(a)	75
1,653	Strayer Education, Inc.	167
3,377	Universal Technical Institute, Inc.(a)	10
		3,639

Footwear (0.3%)

11,409	Crocs, Inc.(a)	185
4,841	Deckers Outdoor Corp.(a)	436
1,306	Rocky Brands, Inc.	28
20,773	Skechers U.S.A., Inc. "A"(a)	808
8,495	Steven Madden Ltd.	373
15,101	Wolverine World Wide, Inc.	436
		2,266

General Merchandise Stores (0.1%)

6,639	Big Lots, Inc.	289
4,994	Fred's, Inc. "A"	15
7,432	Ollie's Bargain Outlet Holdings, Inc.(a)	448
6,404	Tuesday Morning Corp.(a)	25
		777

Home Furnishings (0.1%)

1,739	Bassett Furniture Industries, Inc.	53
2,900	Dixie Group, Inc.(a)	8
3,943	Ethan Allen Interiors, Inc.	90
1,215	Flexsteel Industries, Inc.	48
1,876	Hooker Furniture Corp.	69
7,437	La-Z-Boy, Inc.	223
7,002	Tempur Sealy International, Inc.(a)	317
		808

Home Improvement Retail (0.1%)

4,877	Floor & Decor Holdings, Inc. "A"(a)	254
4,057	Lumber Liquidators Holdings, Inc.(a)	97

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)

5,605	Tile Shop Holdings, Inc.	$34
		385

Homebuilding (0.8%)

2,544	AV Homes, Inc.(a)	47
5,712	Beazer Homes USA, Inc.(a)	91
1,393	Cavco Industries, Inc.(a)	242
3,342	Century Communities, Inc.(a)	100
1,729	Comstock Holding Companies, Inc.(a)	3
3,198	Green Brick Partners, Inc.(a)	35
21,351	Hovnanian Enterprises, Inc. "A"(a)	39
3,192	Installed Building Products, Inc.(a)	192
12,278	KB Home	349
2,808	LGI Homes, Inc.(a)	198
4,013	M/I Homes, Inc.(a)	128
6,411	MDC Holdings, Inc.	179
5,844	Meritage Homes Corp.(a)	264
2,131	New Home Co., Inc.(a)	24
534	NVR, Inc.(a)	1,495
4,035	PICO Holdings, Inc.	46
1,078	Skyline Corp.(a)	24
17,164	Taylor Morrison Home Corp. "A"(a)	400
22,487	Toll Brothers, Inc.	972
5,614	TopBuild Corp.(a)	430
23,803	TRI Pointe Group, Inc.(a)	391
4,111	William Lyon Homes "A"(a)	113
		5,762

Homefurnishing Retail (0.3%)

9,518	Aaron's, Inc.	443
652	At Home Group, Inc.(a)	21
21,609	Bed Bath & Beyond, Inc.	454
3,228	Haverty Furniture Companies, Inc.	65
2,707	Kirkland's, Inc.(a)	26
12,905	Pier 1 Imports, Inc.	42
3,106	RH(a)	296
6,400	Sleep Number Corp.(a)	225
11,717	Williams-Sonoma, Inc.	618
		2,190

Hotels, Resorts & Cruise Lines (0.5%)

10,905	BBX Capital Corp.	100
12,500	Belmond Ltd. "A"(a)	139
5,449	Choice Hotels International, Inc.	437
30,077	Extended Stay America, Inc.	595
15,509	Hilton Grand Vacations, Inc.(a)	667
7,436	Hyatt Hotels Corp. "A"	567
17,146	ILG, Inc.	533
12,475	La Quinta Holdings, Inc.(a)	236
3,668	Lindblad Expeditions Holdings, Inc.(a)	38
3,067	Marcus Corp.	93
3,630	Marriott Vacations Worldwide Corp.	484
8,176	Playa Hotels & Resorts N.V.(a)	84
5,052	Red Lion Hotels Corp.(a)	49
		4,022

Household Appliances (0.1%)

1,598	Hamilton Beach Brands Holding Co. "A"	34
4,370	Helen of Troy Ltd.(a)	380
4,266	iRobot Corp.(a)	274
		688

5| USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

Housewares & Specialties (0.1%)

1,461	CSS Industries, Inc.	$26
3,627	Libbey, Inc.	18
2,050	Lifetime Brands, Inc.	25
7,915	Tupperware Brands Corp.	383
		452

Internet & Direct Marketing Retail (0.5%)

5,670	1-800-Flowers.com, Inc. "A"(a)	67
1,333	Duluth Holdings, Inc. "B"(a)	25
7,906	EVINE Live, Inc.(a)	8
3,190	FTD Companies, Inc.(a)	12
1,794	Gaia, Inc.(a)	28
60,701	Groupon, Inc.(a)	264
2,026	Lands' End, Inc.(a)	47
8,378	Liberty Expedia Holdings, Inc. "A"(a)	329
70,774	Liberty Interactive Corp. QVC Group "A"(a)	1,781
10,940	Liberty TripAdvisor Holdings, Inc. "A"(a)	118
4,434	Nutrisystem, Inc.	120
2,766	Overstock.com, Inc.(a)	100
3,455	PetMed Express, Inc.	144
5,172	Shutterfly, Inc.(a)	420
1,300	Stitch Fix, Inc. "A"(a)	26
3,527	U.S. Auto Parts Network, Inc.(a)	7
6,202	Wayfair, Inc. "A"(a)	419
		3,915

Leisure Facilities (0.4%)

1,592	Dover Motorsports, Inc.	3
11,272	Drive Shack, Inc.(a)	54
3,864	International Speedway Corp. "A"	171
13,139	Planet Fitness, Inc. "A"(a)	496
1,637	RCI Hospitality Holdings, Inc.	47
9,937	SeaWorld Entertainment, Inc.(a)	147
12,304	Six Flags Entertainment Corp.	766
1,762	Speedway Motorsports, Inc.	32
5,154	Town Sports International Holdings, Inc.(a)	39
6,235	Vail Resorts, Inc.	1,382
		3,137

Leisure Products (0.4%)

6,183	Acushnet Holdings Corp.	143
8,805	American Outdoor Brands Corp.(a)	91
13,583	Brunswick Corp.	807
14,931	Callaway Golf Co.	244
4,738	Clarus Corp.(a)	32
2,070	Escalade, Inc.	28
710	Johnson Outdoors, Inc. "A"	44
3,744	Malibu Boats, Inc. "A"(a)	124
1,493	Marine Products Corp.	21
2,500	MCBC Holdings, Inc.(a)	63
4,821	Nautilus, Inc.(a)	65
9,151	Polaris Industries, Inc.	1,048
2,841	Sturm Ruger & Co., Inc.	149
9,083	Vista Outdoor, Inc.(a)	148
		3,007

Movies & Entertainment (0.6%)

9,009	AMC Entertainment Holdings, Inc. "A"	127
16,653	Cinemark Holdings, Inc.	627
7,875	Global Eagle Entertainment, Inc.(a)	12
6,324	Liberty Media Corp-Liberty Braves(a)	144

Portfolio of Investments | 6

		Market
Number		Value
of Shares	Security	(000)

1,620	Liberty Media Corp-Liberty Braves "A"(a)	$37
31,342	Liberty Media Corp-Liberty Formula One(a)	967
3,415	Liberty Media Corp-Liberty Formula One "A"(a)	100
9,936	Lions Gate Entertainment Corp. "A"	257
17,152	Lions Gate Entertainment Corp. "B"	413
20,841	Live Nation Entertainment, Inc.(a)	878
2,548	Madison Square Garden Co. "A"(a)	626
2,601	Reading International, Inc. "A"(a)	43
5,646	World Wrestling Entertainment, Inc. "A"	203
		4,434

Publishing (0.2%)

3,599	AH Belo Corp. "A"	19
50	CTN Media Group, Inc.(a),(b),(c)	—
137	Daily Journal Corp.(a)	31
17,822	Gannett Co., Inc.	178
7,025	John Wiley & Sons, Inc. "A"	447
8,464	Lee Enterprises, Inc.(a)	17
1,090	McClatchy Co. "A"(a)	10
5,876	Meredith Corp.	316
9,733	New Media Investment Group, Inc.	167
19,643	New York Times Co. "A"	473
4,495	Scholastic Corp.	175
3,616	tronc, Inc.(a)	59
		1,892

Restaurants (1.2%)

38,126	Aramark	1,508
187	Biglari Holdings, Inc.(a)	76
3,216	BJ's Restaurants, Inc.	144
15,088	Bloomin' Brands, Inc.	366
1,669	Bojangles', Inc.(a)	23
3,322	Bravo Brio Restaurant Group, Inc.(a)	13
7,527	Brinker International, Inc.	272
6,109	Carrols Restaurant Group, Inc.(a)	68
6,609	Cheesecake Factory, Inc.	319
2,773	Chuy's Holdings, Inc.(a)	73
3,588	Cracker Barrel Old Country Store, Inc.	571
5,755	Dave & Buster's Entertainment, Inc.(a)	240
4,306	Del Frisco's Restaurant Group, Inc.(a)	66
6,237	Del Taco Restaurants, Inc.(a)	65
10,532	Denny's Corp.(a)	163
2,576	Dine Brands Global, Inc.	169
6,844	Domino's Pizza, Inc.	1,599
12,988	Dunkin' Brands Group, Inc.	775
3,382	El Pollo Loco Holdings, Inc.(a)	32
1,498	Famous Dave's of America, Inc.(a)	11
4,111	Fiesta Restaurant Group, Inc.(a)	76
1,534	Fogo De Chao, Inc.(a)	24
12,946	FRD Acquisition Co.(b),(c)	—
2,486	Habit Restaurants, Inc. "A"(a)	22
4,126	J Alexander's Holdings, Inc.(a)	47
4,878	Jack in the Box, Inc.	416
3,045	Jamba, Inc.(a)	26
5,639	Luby's, Inc.(a)	16
408	Nathan's Famous, Inc.	30
3,634	Noodles & Co.(a)	27
4,041	Papa John's International, Inc.	232
4,799	Potbelly Corp.(a)	58
1,864	Red Robin Gourmet Burgers, Inc.(a)	108
4,841	Ruth's Hospitality Group, Inc.	118
2,951	Shake Shack, Inc. "A"(a)	123
7,093	Sonic Corp.	179
10,098	Texas Roadhouse, Inc.	584
28,430	Wendy's Co.	499

7| USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

5,041	Wingstop, Inc.	$238
3,126	Zoe's Kitchen, Inc.(a)	45
		9,421

Specialized Consumer Services (0.4%)

2,129	Ascent Capital Group, Inc. "A"(a)	8
2,462	Carriage Services, Inc.	68
1,741	Collectors Universe, Inc.	27
5,786	Regis Corp.(a)	88
28,833	Service Corp. International	1,088
21,046	ServiceMaster Global Holdings, Inc.(a)	1,070
6,051	Sotheby's(a)	310
4,031	Weight Watchers International, Inc.(a)	257
		2,916

Specialty Stores (0.4%)

6,163	Barnes & Noble Education, Inc.(a)	42
8,898	Barnes & Noble, Inc.	44
2,684	Big 5 Sporting Goods Corp.	19
2,727	Build-A-Bear Workshop, Inc.(a)	25
2,847	Container Store Group, Inc.(a)	16
13,158	Dick's Sporting Goods, Inc.	461
8,397	Five Below, Inc.(a)	616
10,229	GNC Holdings, Inc. "A"(a)	40
3,484	Hibbett Sports, Inc.(a)	83
4,129	MarineMax, Inc.(a)	80
16,397	Michaels Companies, Inc.(a)	323
5,082	National Vision Holdings, Inc.(a)	164
84,454	Office Depot, Inc.	182
3,899	Party City Holdco, Inc.(a)	61
20,944	Sally Beauty Holdings, Inc.(a)	345
9,558	Signet Jewelers Ltd.	368
4,298	Sportsman's Warehouse Holdings, Inc.(a)	18
3,693	Vitamin Shoppe, Inc.(a)	16
437	Winmark Corp.	57
		2,960

Textiles (0.0%)

2,014	Culp, Inc.	62
2,485	Unifi, Inc.(a)	90
		152

Tires & Rubber (0.0%)

8,072 Cooper Tire & Rubber Co.	237
Total Consumer Discretionary	104,270

Consumer Staples (2.9%)

Agricultural Products (0.5%)

610	Alico, Inc.	16
21,472	Bunge Ltd.	1,588
26,203	Darling Ingredients, Inc.(a)	453
5,263	Fresh Del Monte Produce, Inc.	238
11,183	Ingredion, Inc.	1,442
2,404	Limoneira Co.	57
		3,794

Brewers (0.0%)

1,480	Boston Beer Co. Inc "A"(a)	280
1,760	Craft Brew Alliance, Inc.(a)	33
		313

Portfolio of Investments | 8

		Market
Number		Value
of Shares	Security	(000)

Distillers & Vintners (0.0%)

1,817	MGP Ingredients, Inc.	$163
2,312	Willamette Valley Vineyards, Inc.(a)	18
		181

Drug Retail (0.0%)

169,282 Rite Aid Corp.(a)	284

Food Distributors (0.2%)

3,787	Andersons, Inc.	126
3,358	Chefs' Warehouse, Inc.(a)	77
13,433	Performance Food Group Co.(a)	401
5,521	SpartanNash Co.	95
22,157	U.S. Foods Holding Corp.(a)	726
7,684	United Natural Foods, Inc.(a)	330
		1,755

Food Retail (0.2%)

5,909	Casey's General Stores, Inc.	648
2,303	Ingles Markets, Inc. "A"	78
4,080	Smart & Final Stores, Inc.(a)	23
19,601	Sprouts Farmers Market, Inc.(a)	460
5,901	SUPERVALU, Inc.(a)	90
1,095	Village Super Market, Inc. "A"	29
2,324	Weis Markets, Inc.	95
		1,423

Household Products (0.3%)

1,690	Central Garden & Pet Co.(a)	73
5,587	Central Garden & Pet Co. "A"(a)	221
9,658	Energizer Holdings, Inc.	575
22,134	HRG Group, Inc.(a)	365
1,129	Oil-Dri Corp. of America	45
1,530	Orchids Paper Products Co.	13
3,826	Spectrum Brands Holdings, Inc.	397
2,313	WD-40 Co.	305
		1,994

Hypermarkets & Super Centers (0.0%)

3,440 PriceSmart, Inc.	287

Packaged Foods & Meats (1.1%)

10,478	B&G Foods, Inc.	248
15,208	Blue Buffalo Pet Products, Inc.(a)	606
2,423	Calavo Growers, Inc.	223
4,515	Cal-Maine Foods, Inc.(a)	197
13,709	Dean Foods Co.	118
1,660	Farmer Brothers Co.(a)	50
29,404	Flowers Foods, Inc.	643
3,781	Freshpet, Inc.(a)	62
16,146	Hain Celestial Group, Inc.(a)	518
13,475	Hostess Brands, Inc.(a)	199
4,100	HQ Sustainable Maritime Industries, Inc.(a),(b),(c)	—
2,381	J&J Snack Foods Corp.	325
1,422	John B Sanfilippo & Son, Inc.	82
22,466	Lamb Weston Holdings, Inc.	1,308
2,973	Lancaster Colony Corp.	366
4,881	Landec Corp.(a)	64
1,804	Lifeway Foods, Inc.(a)	11
9,086	Pilgrim's Pride Corp.(a)	224
18,245	Pinnacle Foods, Inc.	987
10,224	Post Holdings, Inc.(a)	775

9| USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

2,724	Rocky Mountain Chocolate Factory, Inc.	$33
2,996	Sanderson Farms, Inc.	357
38	Seaboard Corp.	162
1,343	Seneca Foods Corp. "A"(a)	37
7,497	Simply Good Foods Co.(a)	103
2,862	Tootsie Roll Industries, Inc.	84
9,028	TreeHouse Foods, Inc.(a)	346
		8,128

Personal Products (0.4%)

65,408	Avon Products, Inc.(a)	186
8,921	Edgewell Personal Care Co.(a)	435
3,912	elf Beauty, Inc.(a)	76
9,837	Herbalife Ltd.(a)	959
2,513	Inter Parfums, Inc.	118
3,491	Lifevantage Corp.(a)	13
644	Mannatech, Inc.	10
1,806	Medifast, Inc.	169
1,354	Natural Health Trends Corp.	26
7,874	Nu Skin Enterprises, Inc. "A"	580
59	Reliv International, Inc.(a)	—
1,899	Revlon, Inc. "A"(a)	39
1,572	USANA Health Sciences, Inc.(a)	135
		2,746

Soft Drinks (0.1%)

720	Coca-Cola Bottling Co. Consolidated	124
1,810	National Beverage Corp.	161
2,290	New Age Beverages Corp.(a)	6
4,659	Primo Water Corp.(a)	55
		346

Tobacco (0.1%)

10,809	22nd Century Group, Inc.(a)	26
1,357	Alliance One International, Inc.(a)	35
4,150	Universal Corp.	201
15,565	Vector Group Ltd.	317
		579
	Total Consumer Staples	21,830

Energy (4.2%)

Coal & Consumable Fuels (0.1%)

3,734	Arch Coal, Inc. "A"	343
9,192	Cloud Peak Energy, Inc.(a)	27
4,032	CONSOL Energy, Inc.(a)	117
1,809	Hallador Energy Co.	12
15,579	Peabody Energy Corp.	569
19,733	Uranium Energy Corp.(a)	26
3,275	Westmoreland Coal Co.(a)	1
		1,095

Oil & Gas Drilling (0.4%)

9,726	Diamond Offshore Drilling, Inc.(a)	143
66,458	Ensco plc "A"	292
6,135	Independence Contract Drilling, Inc.(a)	23
52,329	Nabors Industries Ltd.	366
36,851	Noble Corp. plc(a)	137
19,733	Parker Drilling Co.(a)	12
33,327	Patterson-UTI Energy, Inc.	583
13,617	Pioneer Energy Services Corp.(a)	37
18,906	Rowan Companies plc "A"(a)	218
66,556	Transocean Ltd.(a)	659

Portfolio of Investments | 10

		Market
Number		Value
of Shares	Security	(000)

8,312	Unit Corp.(a)	$164
		2,634

Oil & Gas Equipment & Services (0.7%)

10,345	Archrock, Inc.	91
3,146	Basic Energy Services, Inc.(a)	45
5,197	Bristow Group, Inc.	68
10,271	C&J Energy Services, Inc.(a)	265
3,200	Cactus, Inc. "A"(a)	86
2,969	CARBO Ceramics, Inc.(a)	22
6,788	Core Laboratories N.V.	735
5,308	Dawson Geophysical Co.(a)	36
6,059	Dril-Quip, Inc.(a)	272
2,473	Era Group, Inc.(a)	23
5,172	Exterran Corp.(a)	138
23,727	Fairmount Santrol Holdings, Inc.(a)	101
11,673	Forum Energy Technologies, Inc.(a)	128
9,047	Frank's International N.V.	49
2,700	FTS International, Inc.(a)	50
2,032	Geospace Technologies Corp.(a)	20
2,513	Gulf Island Fabrication, Inc.	18
22,690	Helix Energy Solutions Group, Inc.(a)	131
5,026	Hornbeck Offshore Services, Inc.(a)	15
1,418	ION Geophysical Corp.(a)	38
7,874	Keane Group, Inc.(a)	117
1,300	Liberty Oilfield Services, Inc. "A"(a)	22
1,425	Mammoth Energy Services, Inc.(a)	46
4,118	Matrix Service Co.(a)	56
43,100	McDermott International, Inc.(a)	263
4,047	Mitcham Industries, Inc.(a)	13
2,187	Natural Gas Services Group, Inc.(a)	52
2,191	NCS Multistage Holdings, Inc.(a)	33
13,319	Newpark Resources, Inc.(a)	108
1,000	Nine Energy Service, Inc.(a)	24
14,799	Oceaneering International, Inc.	274
9,156	Oil States International, Inc.(a)	240
1,452	PHI, Inc.(a)	15
8,978	ProPetro Holding Corp.(a)	143
2,435	RigNet, Inc.(a)	33
9,161	RPC, Inc.	165
2,530	SEACOR Holdings, Inc.(a)	129
2,543	SEACOR Marine Holdings, Inc.(a)	48
2,885	Select Energy Services, Inc. "A"(a)	36
2,218	Smart Sand, Inc.(a)	13
2,914	Solaris Oilfield Infrastructure, Inc. "A"(a)	48
22,991	Superior Energy Services, Inc.(a)	194
7,207	Synthesis Energy Systems, Inc.(a)	19
23,714	TETRA Technologies, Inc.(a)	89
3,661	Tidewater, Inc.(a)	105
12,423	U.S. Silica Holdings, Inc.	317
158,970	Weatherford International plc(a)	364
		5,297

Oil & Gas Exploration & Production (2.1%)

26,599	Abraxas Petroleum Corp.(a)	59
14,400	Alta Mesa Resources, Inc.(a)	115
32,796	Antero Resources Corp.(a)	651
5,719	Approach Resources, Inc.(a)	15
4,904	Barnwell Industries, Inc.(a)	9
2,943	Bonanza Creek Energy, Inc.(a)	81
5,367	California Resources Corp.(a)	92
32,726	Callon Petroleum Co.(a)	433
12,186	Carrizo Oil & Gas, Inc.(a)	195
26,526	Centennial Resource Development, Inc. "A"(a)	487
143,316	Chesapeake Energy Corp.(a)	433

11 | USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

32,261	CNX Resources Corp.(a)	$498
2,950	Comstock Resources, Inc.(a)	22
4,568	Contango Oil & Gas Co.(a)	16
13,189	Continental Resources, Inc.(a)	777
62,278	Denbury Resources, Inc.(a)	171
15,245	Diamondback Energy, Inc.(a)	1,929
5,174	Earthstone Energy, Inc. "A"(a)	52
13,713	Eclipse Resources Corp.(a)	20
14,831	Energen Corp.(a)	932
6,570	Energy XXI Gulf Coast, Inc.(a)	25
8,656	EP Energy Corp. "A"(a)	12
4,825	Evolution Petroleum Corp.	39
20,347	Extraction Oil & Gas, Inc.(a)	233
27,518	Gastar Exploration, Inc.(a)	19
25,889	Gulfport Energy Corp.(a)	250
22,003	Halcon Resources Corp.(a)	107
537	Harvest Natural Resources, Inc.(a),(b),(c)	—
10,675	HighPoint Resources Corp.(a)	54
5,104	Houston American Energy Corp.(a)	2
299	Isramco, Inc.(a)	31
5,962	Jagged Peak Energy, Inc.(a)	84
10,938	Jones Energy, Inc. "A"(a)	9
35,154	Kosmos Energy Ltd.(a)	221
21,343	Laredo Petroleum, Inc.(a)	186
9,585	Lilis Energy, Inc.(a)	38
5,226	Lonestar Resources U.S., Inc. "A"(a)	23
14,824	Matador Resources Co.(a)	443
3,505	Midstates Petroleum Co., Inc.(a)	47
24,093	Murphy Oil Corp.	623
8,538	Northern Oil and Gas, Inc.(a)	17
40,499	Oasis Petroleum, Inc.(a)	328
3,182	Panhandle Oil and Gas, Inc. "A"	61
36,697	Parsley Energy, Inc. "A"(a)	1,064
10,482	PDC Energy, Inc.(a)	514
2,039	Penn Virginia Corp.(a)	71
14,319	PetroQuest Energy, Inc.(a)	8
36,814	QEP Resources, Inc.(a)	360
3,759	Resolute Energy Corp.(a)	130
3,959	Rex Energy Corp.(a)	4
8,085	Ring Energy, Inc.(a)	116
19,929	RSP Permian, Inc.(a)	934
8,884	Sanchez Energy Corp.(a)	28
5,487	SandRidge Energy, Inc.(a)	80
1,592	SilverBow Resources, Inc.(a)	46
16,896	SM Energy Co.	305
77,434	Southwestern Energy Co.(a)	335
36,861	SRC Energy, Inc.(a)	348
2,765	Stone Energy Corp.(a)	103
10,805	Tellurian, Inc.(a)	78
15,877	Torchlight Energy Resources, Inc.(a)	21
30,594	Ultra Petroleum Corp.(a)	128
10,701	VAALCO Energy, Inc.(a)	9
20,170	W&T Offshore, Inc.(a)	89
13,888	Whiting Petroleum Corp.(a)	470
3,979	WildHorse Resource Development Corp.(a)	76
62,097	WPX Energy, Inc.(a)	918
9,032	Zion Oil & Gas, Inc.(a)	43
		16,117

Oil & Gas Refining & Marketing (0.4%)

460	Adams Resources & Energy, Inc.	20
3,787	Aemetis, Inc.(a)	6
4,745	Amyris, Inc.(a)	32
15,034	Clean Energy Fuels Corp.(a)	25
2,373	CVR Energy, Inc.	72
11,601	Delek U.S. Holdings, Inc.	472

Portfolio of Investments | 12

		Market
Number		Value
of Shares	Security	(000)

5,207	Green Plains, Inc.	$87
27,586	HollyFrontier Corp.	1,348
6,461	Pacific Ethanol, Inc.(a)	19
4,280	Par Pacific Holdings, Inc.(a)	73
17,125	PBF Energy, Inc. "A"	581
5,292	Renewable Energy Group, Inc.(a)	68
921	REX American Resources Corp.(a)	67
10,630	World Fuel Services Corp.	261
		3,131

Oil & Gas Storage & Transportation (0.5%)

31,462	Cheniere Energy, Inc.(a)	1,682
4,352	Dorian LPG Ltd.(a)	33
12,477	Gener8 Maritime, Inc.(a)	70
4,889	International Seaways, Inc.(a)	86
5,813	Overseas Shipholding Group, Inc. "A"(a)	16
10,186	SemGroup Corp. "A"	218
33,793	Targa Resources Corp.	1,487
		3,592
	Total Energy	31,866

Financials (18.7%)

Asset Management & Custody Banks (0.8%)

4,113	Arlington Asset Investment Corp. "A"	45
8,027	Artisan Partners Asset Management, Inc. "A"	267
394	Ashford, Inc.(a)	38
805	Associated Capital Group, Inc. "A"	30
3,036	Cohen & Steers, Inc.	124
522	Diamond Hill Investment Group, Inc.	108
18,334	Eaton Vance Corp.	1,021
13,995	Federated Investors, Inc. "B"	467
9,678	Financial Engines, Inc.	339
805	GAMCO Investors, Inc. "A"	20
4,587	Great Elm Capital Group, Inc.(a)	18
2,610	Hamilton Lane, Inc. "A"	97
28,145	Janus Henderson Group plc	931
13,239	Legg Mason, Inc.	538
3,173	Pzena Investment Management, Inc. "A"	35
4,085	Safeguard Scientifics, Inc.(a)	50
20,493	SEI Investments Co.	1,535
4,302	U.S. Global Investors, Inc. "A"	11
1,800	Victory Capital Holdings, Inc. "A"(a)	22
1,153	Virtus Investment Partners, Inc.	143
12,521	Waddell & Reed Financial, Inc. "A"	253
1,466	Westwood Holdings Group, Inc.	83
17,278	WisdomTree Investments, Inc.	159
		6,334

Consumer Finance (0.8%)

67,714	Ally Financial, Inc.	1,838
1,501	Asta Funding, Inc.	6
251	Atlanticus Holdings Corp.(a)	—
5,716	Consumer Portfolio Services, Inc.(a)	21
1,948	Credit Acceptance Corp.(a)	644
3,846	Encore Capital Group, Inc.(a)	174
4,701	Enova International, Inc.(a)	104
8,094	EZCORP, Inc. "A"(a)	107
7,433	FirstCash, Inc.	604
7,093	Green Dot Corp. "A"(a)	455
58,525	LendingClub Corp.(a)	205
2,846	Nelnet, Inc. "A"	149
11,075	OneMain Holdings, Inc.(a)	332
7,260	PRA Group, Inc.(a)	276

13 | USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

1,727	Regional Management Corp.(a)	$55
17,383	Santander Consumer USA Holdings, Inc.	283
67,458	SLM Corp.(a)	756
1,064	World Acceptance Corp.(a)	112
		6,121

Financial Exchanges & Data (0.5%)

5,132	Donnelley Financial Solutions, Inc.(a)	88
5,863	MarketAxess Holdings, Inc.	1,275
2,851	Morningstar, Inc.	272
14,034	MSCI, Inc.	2,098
16,585	TheStreet, Inc.(a)	30
906	Value Line, Inc.	16
		3,779

Insurance Brokers (0.1%)

35,892	Brown & Brown, Inc.	913
3,693	Crawford & Co. "B"	30
2,920	eHealth, Inc.(a)	42
2,459	Health Insurance Innovations, Inc. "A"(a)	71
		1,056

Investment Banking & Brokerage (1.1%)

3,786	B. Riley Financial, Inc.	74
40,061	BGC Partners, Inc. "A"	539
4,324	Cowen, Inc.(a)	57
6,350	Evercore, Inc. "A"	554
3,488	GAIN Capital Holdings, Inc.	24
4,276	Greenhill & Co., Inc.	79
5,248	Houlihan Lokey, Inc.	234
10,971	Interactive Brokers Group, Inc. "A"	738
2,537	INTL. FCStone, Inc.(a)	108
5,189	Investment Technology Group, Inc.	102
20,288	Ladenburg Thalmann Financial Services, Inc.	66
20,140	Lazard Ltd. "A"	1,059
13,870	LPL Financial Holdings, Inc.	847
5,629	Moelis & Co. "A"	286
1,705	Oppenheimer Holdings, Inc. "A"	44
2,366	Piper Jaffray Companies	197
2,864	PJT Partners, Inc. "A"	143
11,050	Stifel Financial Corp.	655
42,030	TD Ameritrade Holding Corp.	2,489
6,407	Virtu Financial, Inc. "A"	211
		8,506

Life & Health Insurance (0.4%)

13,679	American Equity Investment Life Holding Co.	402
19,658	Athene Holding Ltd. "A"(a)	940
8,213	Citizens, Inc.(a)	60
26,587	CNO Financial Group, Inc.	576
1,787	FBL Financial Group, Inc. "A"	124
72,971	Genworth Financial, Inc. "A"(a)	207
1,686	Independence Holding Co.	60
376	National Western Life Group, Inc. "A"	115
6,834	Primerica, Inc.	660
3,225	Trupanion, Inc.(a)	96
		3,240

Multi-Line Insurance (0.3%)

10,575	American Financial Group, Inc.	1,187
1,133	American National Insurance Co.	132
2,927	Atlantic American Corp.	9
6,108	Horace Mann Educators Corp.	261

Portfolio of Investments | 14

		Market
Number		Value
of Shares	Security	(000)

7,415	Kemper Corp.	$423
9,620	National General Holdings Corp.	234
		2,246

Multi-Sector Holdings (0.0%)

10,622 Cannae Holdings, Inc.(a)	200

Other Diversified Financial Services (0.2%)

20,600	FGL Holdings(a)	209
2,551	Tiptree, Inc.	16
27,935	Voya Financial, Inc.	1,411
		1,636

Property & Casualty Insurance (2.3%)

6,380	Ambac Financial Group, Inc.(a)	100
3,104	AMERISAFE, Inc.	172
14,768	AmTrust Financial Services, Inc.	182
21,058	Arch Capital Group Ltd.(a)	1,802
5,252	Argo Group International Holdings Ltd.	301
9,432	Aspen Insurance Holdings Ltd.	423
18,111	Assured Guaranty Ltd.	656
12,768	Axis Capital Holdings Ltd.	735
2,261	Baldwin & Lyons, Inc. "B"	50
4,047	CNA Financial Corp.	200
2,337	Donegal Group, Inc. "A"	37
1,652	EMC Insurance Group, Inc.	45
5,205	Employers Holdings, Inc.	211
2,694	Erie Indemnity Co. "A"	317
2,537	Federated National Holding Co.	40
8,599	First Acceptance Corp.(a)	7
17,443	First American Financial Corp.	1,024
42,125	FNF Group	1,686
1,701	Global Indemnity Ltd.	59
6,734	Hanover Insurance Group, Inc.	794
1,768	HCI Group, Inc.	67
4,282	Heritage Insurance Holdings, Inc.	65
1,752	Infinity Property & Casualty Corp.	207
214	Investors Title Co.	43
3,782	James River Group Holdings Ltd.	134
1,272	Kingstone Companies, Inc.	21
2,771	Kinsale Capital Group, Inc.	142
2,187	Markel Corp.(a)	2,559
15,602	MBIA, Inc.(a)	144
5,530	Mercury General Corp.	254
3,594	Navigators Group, Inc.	207
1,366	NI Holdings, Inc.(a)	23
38,386	Old Republic International Corp.	823
7,994	ProAssurance Corp.	388
6,231	RLI Corp.	395
2,336	Safety Insurance Group, Inc.	180
9,298	Selective Insurance Group, Inc.	564
2,450	State Auto Financial Corp.	70
3,587	Stewart Information Services Corp.	158
3,306	United Fire Group, Inc.	158
3,080	United Insurance Holdings Corp.	59
4,997	Universal Insurance Holdings, Inc.	159
553	White Mountains Insurance Group Ltd.	455
15,246	WR Berkley Corp.	1,108
		17,224

Real Estate Services (0.2%)

7,034 Jones Lang LaSalle, Inc.	1,229

15 | USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

Regional Banks (7.1%)

2,766	1st Source Corp.	$140
2,130	Access National Corp.	61
841	ACNB Corp.	25
2,075	Allegiance Bancshares, Inc.(a)	81
1,447	American National Bankshares, Inc.	54
6,026	Ameris Bancorp	319
2,125	Ames National Corp.	58
2,876	Arrow Financial Corp.	98
26,263	Associated Banc-Corp	653
4,653	Atlantic Capital Bancshares, Inc.(a)	84
7,769	Banc of California, Inc.	150
2,708	BancFirst Corp.	144
2,234	Bancorp of New Jersey, Inc.	37
9,211	Bancorp, Inc.(a)	99
12,804	BancorpSouth Bank	407
2,129	Bank of Commerce Holdings	25
6,623	Bank of Hawaii Corp.	550
926	Bank of Marin Bancorp	64
794	Bank of Princeton(a)	27
18,890	Bank of the Ozarks, Inc.	912
16,457	BankUnited, Inc.	658
866	Bankwell Financial Group, Inc.	28
4,678	Banner Corp.	260
2,588	Bar Harbor Bankshares	72
3,436	BCB Bancorp, Inc.	54
5,465	Berkshire Hills Bancorp, Inc.	207
4,488	Blue Hills Bancorp, Inc.	94
3,791	BOK Financial Corp.	375
12,591	Boston Private Financial Holdings, Inc.	189
3,096	Bridge Bancorp, Inc.	104
11,463	Brookline Bancorp, Inc.	186
2,983	Bryn Mawr Bank Corp.	131
452	C&F Financial Corp.	24
4,262	Cadence BanCorp	116
506	Cambridge Bancorp	44
2,953	Camden National Corp.	131
2,343	Capital City Bank Group, Inc.	58
1,129	Capstar Financial Holdings, Inc.(a)	21
2,748	Carolina Financial Corp.	108
11,246	Cathay General Bancorp	450
9,978	CenterState Bank Corp.	265
4,919	Central Pacific Financial Corp.	140
1,418	Central Valley Community Bancorp	28
547	Century Bancorp, Inc. "A"	43
10,846	Chemical Financial Corp.	593
529	Chemung Financial Corp.	25
20,540	CIT Group, Inc.	1,058
2,833	Citizens & Northern Corp.	65
2,469	City Holding Co.	169
1,968	Civista Bancshares, Inc.	45
2,894	CNB Financial Corp.	84
6,271	CoBiz Financial, Inc.	123
1,237	Codorus Valley Bancorp, Inc.	35
463	Colony Bankcorp, Inc.	7
11,464	Columbia Banking System, Inc.	481
14,553	Commerce Bancshares, Inc.	872
7,777	Community Bank System, Inc.	417
3,073	Community Bankers Trust Corp.(a)	28
629	Community Financial Corp.	23
2,821	Community Trust Bancorp, Inc.	127
4,852	ConnectOne Bancorp, Inc.	140
771	County Bancorp, Inc.	23
8,928	Cullen/Frost Bankers, Inc.	947
4,665	Customers Bancorp, Inc.(a)	136

Portfolio of Investments | 16

		Market
Number		Value
of Shares	Security	(000)

15,007	CVB Financial Corp.	$340
4,741	Eagle Bancorp, Inc.(a)	284
22,470	East West Bancorp, Inc.	1,405
1,672	Enterprise Bancorp, Inc.	59
4,041	Enterprise Financial Services Corp.	190
1,761	Equity Bancshares, Inc. "A"(a)	69
666	Evans Bancorp, Inc.	30
1,226	Farmers & Merchants Bancorp, Inc.	49
1,739	Farmers Capital Bank Corp.	69
3,624	Farmers National Banc Corp.	50
1,886	FB Financial Corp.(a)	77
6,809	FCB Financial Holdings, Inc. "A"(a)	348
3,947	Fidelity Southern Corp.	91
2,741	Financial Institutions, Inc.	81
4,500	First Bancorp	160
30,332	First BanCorp(a)	183
2,552	First Bancorp, Inc.	71
1,274	First Bancshares, Inc.	41
1,775	First Bank	26
6,358	First Busey Corp.	189
1,147	First Business Financial Services, Inc.	29
1,356	First Citizens BancShares, Inc. "A"	560
13,854	First Commonwealth Financial Corp.	196
3,087	First Community Bancshares, Inc.	92
3,182	First Connecticut Bancorp, Inc.	81
9,739	First Financial Bancorp	286
10,240	First Financial Bankshares, Inc.	474
2,125	First Financial Corp.	88
2,323	First Financial Northwest, Inc.	39
5,061	First Foundation, Inc.(a)	94
484	First Guaranty Bancshares, Inc.	13
8,757	First Hawaiian, Inc.	244
50,252	First Horizon National Corp.	946
1,101	First Internet Bancorp	41
3,371	First Interstate BancSystem, Inc. "A"	133
6,558	First Merchants Corp.	273
1,269	First Mid-Illinois Bancshares, Inc.	46
15,829	First Midwest Bancorp, Inc.	389
1,641	First Northwest Bancorp(a)	28
4,315	First of Long Island Corp.	118
24,366	First Republic Bank	2,257
1,412	First United Corp.(a)	27
4,602	Flushing Financial Corp.	124
735	FNB Bancorp	27
49,170	FNB Corp.	661
2,707	Franklin Financial Network, Inc.(a)	88
26,033	Fulton Financial Corp.	462
3,628	German American Bancorp, Inc.	121
12,854	Glacier Bancorp, Inc.	493
2,007	Great Southern Bancorp, Inc.	100
9,153	Great Western Bancorp, Inc.	369
3,427	Green Bancorp, Inc.(a)	76
3,022	Guaranty Bancorp	86
13,573	Hancock Holding Co.	702
5,135	Hanmi Financial Corp.	158
6,258	HarborOne Bancorp, Inc.(a)	111
4,509	Heartland Financial USA, Inc.	239
5,501	Heritage Commerce Corp.	91
4,642	Heritage Financial Corp.	142
12,181	Hilltop Holdings, Inc.	286
25,070	Home BancShares, Inc.	572
3,223	HomeTrust Bancshares, Inc.(a)	84
19,879	Hope Bancorp, Inc.	362
3,930	Horizon Bancorp	118
1,208	Howard Bancorp, Inc.(a)	24
8,289	IBERIABANK Corp.	647

17 | USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

4,331	Independent Bank Corp.	$310
4,221	Independent Bank Corp.	97
2,685	Independent Bank Group, Inc.	190
8,860	International Bancshares Corp.	345
1,219	Investar Holding Corp.	31
39,923	Investors Bancorp, Inc.	545
6,993	Lakeland Bancorp, Inc.	139
4,198	Lakeland Financial Corp.	194
1,228	LCNB Corp.	23
6,540	LegacyTexas Financial Group, Inc.	280
4,074	Live Oak Bancshares, Inc.	113
6,531	Macatawa Bank Corp.	67
4,056	MainSource Financial Group, Inc.	165
12,919	MB Financial, Inc.	523
3,026	MBT Financial Corp.	33
3,191	Mercantile Bank Corp.	106
507	Metropolitan Bank Holding Corp.(a)	21
463	Middlefield Banc Corp.	23
2,571	Midland States Bancorp, Inc.	81
2,061	MidSouth Bancorp, Inc.	26
1,932	MidWestOne Financial Group, Inc.	64
1,697	MutualFirst Financial, Inc.	62
4,215	National Bank Holdings Corp. "A"	140
1,700	National Bankshares, Inc.	77
1,938	National Commerce Corp.(a)	84
6,847	NBT Bancorp, Inc.	243
1,114	Nicolet Bankshares, Inc.(a)	61
1,140	Northeast Bancorp	23
1,757	Northrim BanCorp, Inc.	61
1,137	Norwood Financial Corp.	34
501	Oak Valley Bancorp	11
7,031	OFG Bancorp	73
1,099	Ohio Valley Banc Corp.	46
1,166	Old Line Bancshares, Inc.	38
21,036	Old National Bancorp	355
6,505	Old Second Bancorp, Inc.	90
3,144	Opus Bank	88
2,093	Orrstown Financial Services, Inc.	51
6,184	Pacific Premier Bancorp, Inc.(a)	249
19,695	PacWest Bancorp	975
2,061	Park National Corp.	214
2,519	Peapack-Gladstone Financial Corp.	84
1,023	Penns Woods Bancorp, Inc.	43
1,646	Peoples Bancorp of North Carolina, Inc.	51
3,210	Peoples Bancorp, Inc.	114
947	Peoples Financial Services Corp.	43
2,781	People's Utah Bancorp	90
11,585	Pinnacle Financial Partners, Inc.	744
15,935	Popular, Inc.	663
1,229	Porter Bancorp, Inc.(a)	17
2,333	Preferred Bank	150
895	Premier Financial Bancorp, Inc.	17
10,871	Prosperity Bancshares, Inc.	790
2,381	QCR Holdings, Inc.	107
600	Reliant Bancorp, Inc.	14
6,817	Renasant Corp.	290
1,667	Republic Bancorp, Inc. "A"	64
9,649	Republic First Bancorp, Inc.(a)	84
5,620	S&T Bancorp, Inc.	224
5,313	Sandy Spring Bancorp, Inc.	206
7,343	Seacoast Banking Corp. of Florida(a)	194
7,126	ServisFirst Bancshares, Inc.	291
2,306	Shore Bancshares, Inc.	43
2,508	Sierra Bancorp	67
8,345	Signature Bank(a)	1,185
12,486	Simmons First National Corp. "A"	355

Portfolio of Investments | 18

		Market
Number		Value
of Shares	Security	(000)

1,070	SmartFinancial, Inc.(a)	$25
5,441	South State Corp.	464
932	Southern First Bancshares, Inc.(a)	41
3,026	Southern National Bancorp of Virginia, Inc.	48
4,206	Southside Bancshares, Inc.	146
5,894	State Bank Financial Corp.	177
34,986	Sterling Bancorp	789
3,828	Stock Yards Bancorp, Inc.	134
2,289	Summit Financial Group, Inc.	57
807	Sussex Bancorp	25
18,486	Synovus Financial Corp.	923
26,862	TCF Financial Corp.	613
7,746	Texas Capital Bancshares, Inc.(a)	696
2,027	Tompkins Financial Corp.	154
9,809	Towne Bank	281
3,317	TriCo Bancshares	123
4,560	TriState Capital Holdings, Inc.(a)	106
2,964	Triumph Bancorp, Inc.(a)	122
10,227	Trustmark Corp.	319
6,522	UMB Financial Corp.	472
34,570	Umpqua Holdings Corp.	740
8,439	Union Bankshares Corp.	310
503	Union Bankshares, Inc.	26
1,255	United Bancorp, Inc.	16
16,539	United Bankshares, Inc.	583
11,340	United Community Banks, Inc.	359
4,213	United Security Bancshares	45
1,064	Unity Bancorp, Inc.	23
4,547	Univest Corp. of Pennsylvania	126
42,353	Valley National Bancorp	528
2,762	Veritex Holdings, Inc.(a)	76
2,472	Washington Trust Bancorp, Inc.	133
13,987	Webster Financial Corp.	775
6,370	WesBanco, Inc.	269
3,190	West Bancorp, Inc.	82
4,025	Westamerica Bancorp	234
15,095	Western Alliance Bancorp(a)	877
8,746	Wintrust Financial Corp.	753
		53,532

Reinsurance (0.7%)

2,375	Alleghany Corp.	1,459
1,653	Enstar Group Ltd.(a)	348
5,039	Greenlight Capital Re Ltd. "A"(a)	81
11,098	Maiden Holdings Ltd.	72
9,964	Reinsurance Group of America, Inc.	1,534
6,043	RenaissanceRe Holdings Ltd.	837
12,602	Third Point Reinsurance Ltd.(a)	176
12,352	Validus Holdings Ltd.	833
33,498	WMIH Corp.(a)	48
		5,388

REITs - Diversified (0.1%)

5,033	Gladstone Commercial Corp.	87
3,004	PS Business Parks, Inc.	340
		427

REITs - Health Care (0.1%)

19,124	Healthcare Realty Trust, Inc.	530
27,219	Sabra Health Care REIT, Inc.	480
		1,010

REITs - Hotel & Resort (0.3%)

13,385 Ashford Hospitality Trust, Inc.	87

19 | USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

6,442	Chatham Lodging Trust	$123
31,613	DiamondRock Hospitality Co.	330
24,756	Hospitality Properties Trust	627
11,019	Pebblebrook Hotel Trust	379
16,267	Summit Hotel Properties, Inc.	221
34,433	Sunstone Hotel Investors, Inc.	524
		2,291

REITs - Industrial (0.1%)

18,470 First Industrial Realty Trust, Inc.	540

REITs - Mortgage (1.3%)

4,544	AG Mortgage Investment Trust, Inc.	79
60,208	AGNC Investment Corp.	1,139
178,960	Annaly Capital Management, Inc.	1,867
16,369	Anworth Mortgage Asset Corp.	79
17,452	Apollo Commercial Real Estate Finance, Inc.	314
9,585	Arbor Realty Trust, Inc.	84
4,921	Ares Commercial Real Estate Corp.	61
5,832	ARMOUR Residential REIT, Inc.	136
16,314	Blackstone Mortgage Trust, Inc. "A"	513
13,401	Capstead Mortgage Corp.	116
1,626	Cherry Hill Mortgage Investment Corp.	28
28,744	Chimera Investment Corp.	500
22,334	CYS Investments, Inc.	150
9,436	Dynex Capital, Inc.	63
6,535	Granite Point Mortgage Trust, Inc.	108
2,174	Great Ajax Corp.	29
8,464	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	165
16,844	Invesco Mortgage Capital, Inc.	276
1,495	KKR Real Estate Finance Trust, Inc.	30
13,533	Ladder Capital Corp.	204
59,642	MFA Financial, Inc.	449
7,285	MTGE Investment Corp.	130
51,570	New Residential Investment Corp.	848
18,994	New York Mortgage Trust, Inc.	113
7,148	Orchid Island Capital, Inc.	53
1,554	Owens Realty Mortgage, Inc.	23
10,450	PennyMac Mortgage Investment Trust	188
12,292	Redwood Trust, Inc.	190
5,570	Resource Capital Corp.	53
39,988	Starwood Property Trust, Inc.	838
2,183	Sutherland Asset Management Corp.	33
1,494	TPG RE Finance Trust, Inc.	30
27,250	Two Harbors Investment Corp.	419
7,954	Western Asset Mortgage Capital Corp.	77
		9,385

REITs - Office (0.3%)

15,539	Corporate Office Properties Trust	402
19,392	Equity Commonwealth(a)	595
15,738	Franklin Street Properties Corp.	132
14,908	Government Properties Income Trust	204
15,935	Highwoods Properties, Inc.	698
13,234	Mack-Cali Realty Corp.	221
		2,252

REITs - Residential (0.4%)

14,273	Camden Property Trust	1,201
11,089	Education Realty Trust, Inc.	363
13,566	Equity LifeStyle Properties, Inc.	1,191
		2,755

Portfolio of Investments | 20

		Market
Number		Value
of Shares	Security	(000)

REITs - Retail (0.2%)

25,400	CBL & Associates Properties, Inc.	$106
12,330	Ramco-Gershenson Properties Trust	152
15,295	Tanger Factory Outlet Centers, Inc.	337
9,740	Taubman Centers, Inc.	554
		1,149

REITs - Specialized (0.2%)

10,228	EPR Properties	566
19,634	Rayonier, Inc.	691
		1,257

Specialized Finance (0.0%)

1,640	Marlin Business Services Corp.	47
6,601	On Deck Capital, Inc.(a)	37
		84

Thrifts & Mortgage Finance (1.2%)

3,939	BankFinancial Corp.	67
4,309	Bear State Financial, Inc.	44
12,021	Beneficial Bancorp, Inc.	187
8,936	BofI Holding, Inc.(a)	362
1,189	BSB Bancorp, Inc.(a)	36
21,111	Capitol Federal Financial, Inc.	261
1,980	Charter Financial Corp.	40
4,768	Clifton Bancorp, Inc.	75
5,246	Dime Community Bancorp, Inc.	97
954	Entegra Financial Corp.(a)	28
3,300	ESSA Bancorp, Inc.	48
12,674	Essent Group Ltd.(a)	539
1,734	Federal Agricultural Mortgage Corp. "C"	151
152	First Capital, Inc.	6
1,683	First Defiance Financial Corp.	97
3,391	Flagstar Bancorp, Inc.(a)	120
435	FS Bancorp, Inc.	23
211	Hingham Institution for Savings	43
1,907	HMN Financial, Inc.(a)	35
1,217	Home Bancorp, Inc.	53
4,892	HomeStreet, Inc.(a)	140
1,830	Impac Mortgage Holdings, Inc.(a)	14
14,266	Kearny Financial Corp.	185
1,214	LendingTree, Inc.(a)	398
1,900	Luther Burbank Corp.	23
914	Malvern Bancorp, Inc.(a)	24
1,021	Merchants Bancorp	22
8,210	Meridian Bancorp, Inc.	165
1,484	Meta Financial Group, Inc.	162
58,906	MGIC Investment Corp.(a)	766
5,186	Nationstar Mortgage Holdings, Inc.(a)	93
75,733	New York Community Bancorp, Inc.	987
9,420	NMI Holdings, Inc. "A"(a)	156
7,214	Northfield Bancorp, Inc.	113
16,275	Northwest Bancshares, Inc.	270
6,064	OceanFirst Financial Corp.	162
16,212	Ocwen Financial Corp.(a)	67
6,851	Oritani Financial Corp.	105
3,534	PCSB Financial Corp.(a)	74
3,348	PennyMac Financial Services, Inc. "A"(a)	76
5,718	PHH Corp.(a)	60
1,344	Provident Bancorp, Inc.(a)	36
2,303	Provident Financial Holdings, Inc.	42
9,234	Provident Financial Services, Inc.	236
33,786	Radian Group, Inc.	643

21 | USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

5,394	Riverview Bancorp, Inc.	$50
1,546	SI Financial Group, Inc.	22
983	Southern Missouri Bancorp, Inc.	36
2,100	Sterling Bancorp, Inc.	28
2,198	Territorial Bancorp, Inc.	65
9,927	TFS Financial Corp.	146
852	Timberland Bancorp, Inc.	26
14,741	TrustCo Bank Corp.	125
9,075	United Community Financial Corp.	90
8,517	United Financial Bancorp, Inc.	138
4,301	Walker & Dunlop, Inc.	256
13,679	Washington Federal, Inc.	473
4,794	Waterstone Financial, Inc.	83
4,939	Western New England Bancorp, Inc.	53
5,346	WSFS Financial Corp.	256
		9,178

Trading Companies & Distributors (0.0%)

8,419 Aircastle Ltd.	167
Total Financials	140,986

Health Care (11.1%)

Biotechnology (4.5%)

4,376	Abeona Therapeutics, Inc.(a)	63
15,263	ACADIA Pharmaceuticals, Inc.(a)	343
5,881	Acceleron Pharma, Inc.(a)	230
4,545	Achaogen, Inc.(a)	59
18,775	Achillion Pharmaceuticals, Inc.(a)	70
6,967	Acorda Therapeutics, Inc.(a)	165
8,447	Actinium Pharmaceuticals, Inc.(a)	3
2,439	Adamas Pharmaceuticals, Inc.(a)	58
4,726	Aduro Biotech, Inc.(a)	44
5,697	Advaxis, Inc.(a)	10
2,724	Adverum Biotechnologies, Inc.(a)	16
7,157	Aevi Genomic Medicine, Inc.(a)	14
11,520	Agenus, Inc.(a)	54
7,342	Agios Pharmaceuticals, Inc.(a)	600
5,551	Aimmune Therapeutics, Inc.(a)	177
7,617	Akebia Therapeutics, Inc.(a)	73
951	Albireo Pharma, Inc.(a)	31
10,702	Alder Biopharmaceuticals, Inc.(a)	136
2,978	Aldeyra Therapeutics, Inc.(a)	22
24,167	Alkermes plc(a)	1,401
12,741	Alnylam Pharmaceuticals, Inc.(a)	1,517
1,451	Altimmune, Inc.(a)	2
5,495	AMAG Pharmaceuticals, Inc.(a)	111
28,332	Amicus Therapeutics, Inc.(a)	426
2,257	AnaptysBio, Inc.(a)	235
8,408	Anavex Life Sciences Corp.(a)	23
690	Anthera Pharmaceuticals, Inc.(a)	—
1,937	Apellis Pharmaceuticals, Inc.(a)	43
2,151	Applied Genetic Technologies Corp.(a)	8
2,249	Aptevo Therapeutics, Inc.(a)	7
136	AquaBounty Technologies, Inc.(a)	—
4,402	Aquinox Pharmaceuticals, Inc.(a)	62
3,216	Ardelyx, Inc.(a)	16
7,961	Arena Pharmaceuticals, Inc.(a)	314
1,000	ARMO BioSciences, Inc.(a)	37
14,883	ArQule, Inc.(a)	43
31,950	Array BioPharma, Inc.(a)	521
11,227	Arrowhead Pharmaceuticals, Inc.(a)	81
1,000	Arsanis, Inc.(a)	23
6,335	Atara Biotherapeutics, Inc.(a)	247
5,875	Athenex, Inc.(a)	100

Portfolio of Investments | 22

		Market
Number		Value
of Shares	Security	(000)

16,987	Athersys, Inc.(a)	$31
4,158	Audentes Therapeutics, Inc.(a)	125
13,305	AVEO Pharmaceuticals, Inc.(a)	39
4,813	Avexis, Inc.(a)	595
5,102	Avid Bioservices, Inc.(a)	15
3,697	Bellicum Pharmaceuticals, Inc.(a)	24
14,777	BioCryst Pharmaceuticals, Inc.(a)	70
1,977	Biohaven Pharmaceutical Holding Co. Ltd.(a)	51
27,195	BioMarin Pharmaceutical, Inc.(a)	2,205
943	BioSpecifics Technologies Corp.(a)	42
25,411	BioTime, Inc.(a)	68
7,714	bluebird bio, Inc.(a)	1,317
5,964	Blueprint Medicines Corp.(a)	547
3,854	BrainStorm Cell Therapeutics, Inc.(a)	12
5,271	Calithera Biosciences, Inc.(a)	33
1,028	Calyxt, Inc.(a)	14
1,665	Capricor Therapeutics, Inc.(a)	2
4,726	Cara Therapeutics, Inc.(a)	59
7,740	CASI Pharmaceuticals, Inc.(a)	32
1,426	Catalyst Biosciences, Inc.(a)	37
12,442	Catalyst Pharmaceuticals, Inc.(a)	30
14,541	Celldex Therapeutics, Inc.(a)	34
1,597	Cellular Biomedicine Group, Inc.(a)	28
861	CEL-SCI Corp.(a)	1
2,693	ChemoCentryx, Inc.(a)	37
6,599	Chiasma, Inc.(a)	10
6,230	Chimerix, Inc.(a)	32
2,800	Cleveland BioLabs, Inc.(a)	8
7,751	Clovis Oncology, Inc.(a)	409
6,187	Coherus Biosciences, Inc.(a)	68
4,930	Conatus Pharmaceuticals, Inc.(a)	29
2,663	Concert Pharmaceuticals, Inc.(a)	61
6,152	Corbus Pharmaceuticals Holdings, Inc.(a)	38
2,641	CTI BioPharma Corp.(a)	10
1,500	Cue Biopharma, Inc.(a)	21
19,155	Curis, Inc.(a)	13
8,453	Cytokinetics, Inc.(a)	61
3,758	Cytomx Therapeutics, Inc.(a)	107
2,594	Cytori Therapeutics, Inc.(a)	1
7,637	CytRx Corp.(a)	12
1,381	Deciphera Pharmaceuticals, Inc.(a)	28
2,006	Denali Therapeutics, Inc.(a)	40
2,670	Dicerna Pharmaceuticals, Inc.(a)	26
21,860	DYAX Corp.(a),(b),(c)	—
8,647	Dynavax Technologies Corp.(a)	172
1,253	Eagle Pharmaceuticals, Inc.(a)	66
3,751	Edge Therapeutics, Inc.(a)	4
5,680	Editas Medicine, Inc.(a)	188
1,169	Eiger BioPharmaceuticals, Inc.(a)	12
5,255	Emergent BioSolutions, Inc.(a)	277
2,059	Enanta Pharmaceuticals, Inc.(a)	167
8,144	Epizyme, Inc.(a)	145
3,157	Esperion Therapeutics, Inc.(a)	228
18,486	Exact Sciences Corp.(a)	746
43,336	Exelixis, Inc.(a)	960
6,457	Fate Therapeutics, Inc.(a)	63
1,528	Fibrocell Science, Inc.(a)	1
11,451	FibroGen, Inc.(a)	529
4,356	Five Prime Therapeutics, Inc.(a)	75
5,440	Flexion Therapeutics, Inc.(a)	122
6,807	Fortress Biotech, Inc.(a)	31
2,028	Foundation Medicine, Inc.(a)	160
2,858	G1 Therapeutics, Inc.(a)	106
5,878	Galectin Therapeutics, Inc.(a)	28
3,917	Genocea Biosciences, Inc.(a)	4
2,857	Genomic Health, Inc.(a)	89

23 | USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

826	GenVec, Inc.(b),(c)	$—
25,126	Geron Corp.(a)	107
7,295	Global Blood Therapeutics, Inc.(a)	352
3,212	GlycoMimetics, Inc.(a)	52
1,784	GTx, Inc.(a)	32
19,906	Halozyme Therapeutics, Inc.(a)	390
299	Heat Biologics, Inc.(a)	1
5,727	Hemispherx Biopharma, Inc.(a)	2
7,109	Heron Therapeutics, Inc.(a)	196
1,354	Histogenics Corp.(a)	4
21,015	iBio, Inc.(a)	5
26,398	Idera Pharmaceuticals, Inc.(a)	49
1,494	Immune Design Corp.(a)	5
16,490	ImmunoGen, Inc.(a)	173
17,603	Immunomedics, Inc.(a)	257
7,013	Infinity Pharmaceuticals, Inc.(a)	15
800	InflaRx N.V.(a)	23
15,084	Inovio Pharmaceuticals, Inc.(a)	71
11,760	Insmed, Inc.(a)	265
3,557	Insys Therapeutics, Inc.(a)	21
3,020	Intellia Therapeutics, Inc.(a)	64
2,687	Intercept Pharmaceuticals, Inc.(a)	165
9,391	Intrexon Corp.(a)	144
4,225	Invitae Corp.(a)	20
19,165	Ionis Pharmaceuticals, Inc.(a)	845
9,672	Iovance Biotherapeutics, Inc.(a)	163
19,973	Ironwood Pharmaceuticals, Inc.(a)	308
15,938	IsoRay, Inc.(a)	7
875	Jounce Therapeutics, Inc.(a)	20
10,641	Kadmon Holdings, Inc.(a)	45
258	KalVista Pharmaceuticals, Inc.(a)	2
4,706	Karyopharm Therapeutics, Inc.(a)	63
16,183	Keryx Biopharmaceuticals, Inc.(a)	66
5,720	Kindred Biosciences, Inc.(a)	49
3,171	Kura Oncology, Inc.(a)	59
3,299	La Jolla Pharmaceutical Co.(a)	98
6,848	Lexicon Pharmaceuticals, Inc.(a)	59
3,185	Ligand Pharmaceuticals, Inc.(a)	526
3,416	Loxo Oncology, Inc.(a)	394
4,979	Macrogenics, Inc.(a)	125
862	Madrigal Pharmaceuticals, Inc.(a)	101
17,465	MannKind Corp.(a)	40
11,213	Matinas BioPharma Holdings, Inc.(a)	9
4,864	MediciNova, Inc.(a)	50
8,459	MEI Pharma, Inc.(a)	18
2,006	Merrimack Pharmaceuticals, Inc.	16
15,260	MiMedx Group, Inc.(a)	106
7,034	Minerva Neurosciences, Inc.(a)	44
4,241	Mirati Therapeutics, Inc.(a)	130
996	Molecular Templates, Inc.(a)	8
12,237	Momenta Pharmaceuticals, Inc.(a)	222
2,155	Mustang Bio, Inc.(a)	24
10,288	Myriad Genetics, Inc.(a)	304
4,139	NantKwest, Inc.(a)	16
4,291	Natera, Inc.(a)	40
26,298	Navidea Biopharmaceuticals, Inc.(a)	9
1,335	Neuralstem, Inc.(a)	2
13,801	Neurocrine Biosciences, Inc.(a)	1,145
3,137	NewLink Genetics Corp.(a)	23
41,203	Novavax, Inc.(a)	87
9,287	Ohr Pharmaceutical, Inc.(a)	2
478	Oncocyte Corp.(a)	1
3,414	OncoMed Pharmaceuticals, Inc.(a)	11
4,442	Ophthotech Corp.(a)	12
59,668	OPKO Health, Inc.(a)	189
12,913	Organovo Holdings, Inc.(a)	13

Portfolio of Investments | 24

		Market
Number		Value
of Shares	Security	(000)

4,226	Otonomy, Inc.(a)	$18
5,645	OvaScience, Inc.(a)	5
23,498	Palatin Technologies, Inc.(a)	26
23,556	PDL BioPharma, Inc.(a)	69
2,551	Pfenex, Inc.(a)	15
10,050	Portola Pharmaceuticals, Inc.(a)	328
10,933	Progenics Pharmaceuticals, Inc.(a)	82
1,296	Protagonist Therapeutics, Inc.(a)	11
1,374	Proteon Therapeutics, Inc.(a)	3
3,485	Proteostasis Therapeutics, Inc.(a)	17
6,403	Prothena Corp. plc(a)	235
5,755	PTC Therapeutics, Inc.(a)	156
4,673	Puma Biotechnology, Inc.(a)	318
1,016	Ra Pharmaceuticals, Inc.(a)	5
6,378	Radius Health, Inc.(a)	229
2,418	Recro Pharma, Inc.(a)	27
4,051	REGENXBIO, Inc.(a)	121
33,260	Regulus Therapeutics, Inc.(a)	24
5,757	Repligen Corp.(a)	208
6,278	Retrophin, Inc.(a)	140
4,487	Rexahn Pharmaceuticals, Inc.(a)	7
1,025	Rhythm Pharmaceuticals, Inc.(a)	20
23,395	Rigel Pharmaceuticals, Inc.(a)	83
803	Rocket Pharmaceuticals, Inc.(a)	15
7,029	Sage Therapeutics, Inc.(a)	1,132
13,373	Sangamo Therapeutics, Inc.(a)	254
9,454	Sarepta Therapeutics, Inc.(a)	700
5,254	Savara, Inc.(a)	48
16,271	Seattle Genetics, Inc.(a)	852
46	SELLAS Life Sciences Group, Inc.(a)	—
3,552	Seres Therapeutics, Inc.(a)	26
998	Solid Biosciences, Inc.(a)	7
10,396	Sorrento Therapeutics, Inc.(a)	54
4,759	Spark Therapeutics, Inc.(a)	317
13,926	Spectrum Pharmaceuticals, Inc.(a)	224
1,951	Spring Bank Pharmaceuticals, Inc.(a)	30
3,075	Stemline Therapeutics, Inc.(a)	47
2,343	Sunesis Pharmaceuticals, Inc.(a)	6
2,311	Syndax Pharmaceuticals, Inc.(a)	33
37,825	Synergy Pharmaceuticals, Inc.(a)	69
13,497	Synthetic Biologics, Inc.(a)	4
1,293	Syros Pharmaceuticals, Inc.(a)	17
4,053	T2 Biosystems, Inc.(a)	26
94	Tenax Therapeutics, Inc.(a)	1
5,933	TESARO, Inc.(a)	339
10,091	TG Therapeutics, Inc.(a)	143
1,311	Tocagen, Inc.(a)	16
155	Tonix Pharmaceuticals Holding Corp.(a)	—
1,428	Tracon Pharmaceuticals, Inc.(a)	3
7,025	Trevena, Inc.(a)	12
5,524	Trovagene, Inc.(a)	2
7,018	Ultragenyx Pharmaceutical, Inc.(a)	358
6,749	United Therapeutics Corp.(a)	758
6,494	Vanda Pharmaceuticals, Inc.(a)	109
834	Vaxart, Inc.(a)	4
4,395	Veracyte, Inc.(a)	24
5,333	Verastem, Inc.(a)	16
7,335	Vericel Corp.(a)	73
3,367	Versartis, Inc.(a)	6
2,976	Vical, Inc.(a)	4
5,108	Viking Therapeutics, Inc.(a)	22
3,761	Vital Therapies, Inc.(a)	26
3,638	Voyager Therapeutics, Inc.(a)	68
3,229	XBiotech, Inc.(a)	17
6,254	Xencor, Inc.(a)	188
1,089	XOMA Corp.(a)	22

25 | USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

2,989	Zafgen, Inc.(a)	$22
18,936	ZIOPHARM Oncology, Inc.(a)	74
		34,159

Health Care Distributors (0.1%)

4,429	Aceto Corp.	34
9,148	Owens & Minor, Inc.	142
11,353	Patterson Companies, Inc.	252
939	PetIQ, Inc.(a)	25
		453

Health Care Equipment (2.2%)

3,511	Abaxis, Inc.	248
6,466	ABIOMED, Inc.(a)	1,882
12,884	Accuray, Inc.(a)	64
1,899	Alphatec Holdings, Inc.(a)	6
1,873	Analogic Corp.	180
6,101	AngioDynamics, Inc.(a)	105
5,376	AtriCure, Inc.(a)	110
4,935	AxoGen, Inc.(a)	180
11,125	Biolase, Inc.(a)	5
4,719	Bovie Medical Corp.(a)	14
5,588	Cantel Medical Corp.	623
5,198	Cardiovascular Systems, Inc.(a)	114
6,713	Cogentix Medical, Inc.(a)	26
5,799	ConforMIS, Inc.(a)	8
3,573	CONMED Corp.	226
20,807	Corindus Vascular Robotics, Inc.(a)	29
4,639	CryoLife, Inc.(a)	93
4,188	CryoPort, Inc.(a)	36
2,275	Cutera, Inc.(a)	114
4,303	CytoSorbents Corp.(a)	30
13,180	DexCom, Inc.(a)	977
1,417	FONAR Corp.(a)	42
7,790	GenMark Diagnostics, Inc.(a)	42
4,900	Glaukos Corp.(a)	151
11,083	Globus Medical, Inc. "A"(a)	552
963	Heska Corp.(a)	76
9,945	Hill-Rom Holdings, Inc.	865
2,528	Inogen, Inc.(a)	311
9,111	Insulet Corp.(a)	790
4,501	Integer Holdings Corp.(a)	255
9,568	Integra LifeSciences Holdings Corp.(a)	530
4,891	Invacare Corp.	85
5,769	InVivo Therapeutics Holdings Corp.(a)	3
2,986	iRhythm Technologies, Inc.(a)	188
6,090	K2M Group Holdings, Inc.(a)	115
2,222	LeMaitre Vascular, Inc.	81
6,732	LivaNova plc(a)	596
7,196	Masimo Corp.(a)	633
246	Microbot Medical, Inc.(a)	—
5,169	Natus Medical, Inc.(a)	174
4,286	Nevro Corp.(a)	371
7,914	NuVasive, Inc.(a)	413
1,322	Nuvectra Corp.(a)	17
10,176	NxStage Medical, Inc.(a)	253
2,789	Orthofix International N.V.(a)	164
4,535	Penumbra, Inc.(a)	524
522	Pulse Biosciences, Inc.(a)	7
7,565	Rockwell Medical, Inc.(a)	39
1,779	SeaSpine Holdings Corp.(a)	18
13,340	STERIS plc	1,245
2,327	Surmodics, Inc.(a)	89
1,840	Tactile Systems Technology, Inc.(a)	59
8,567	Tandem Diabetes Care, Inc.(a)	43

Portfolio of Investments | 26

		Market
Number		Value
of Shares	Security	(000)

7,031	Teleflex, Inc.	$1,793
29,999	TransEnterix, Inc.(a)	51
5,658	Varex Imaging Corp.(a)	202
7,494	ViewRay, Inc.(a)	48
1,837	Viveve Medical, Inc.(a)	7
17,581	Wright Medical Group N.V.(a)	349
		16,251

Health Care Facilities (0.4%)

2,226	AAC Holdings, Inc.(a)	25
12,505	Acadia Healthcare Co., Inc.(a)	490
28,172	Brookdale Senior Living, Inc.(a)	189
4,670	Capital Senior Living Corp.(a)	50
17,321	Community Health Systems, Inc.(a)	69
15,180	Encompass Health Corp.	868
6,892	Ensign Group, Inc.	181
16,250	Five Star Senior Living, Inc.(a)	21
5,313	Genesis Healthcare, Inc.(a)	8
12,162	Kindred Healthcare, Inc.	111
6,081	LifePoint Health, Inc.(a)	286
1,472	National HealthCare Corp.	88
4,330	Quorum Health Corp.(a)	35
7,324	Regional Health Properties, Inc.(a)	3
16,098	Select Medical Holdings Corp.(a)	278
3,215	Surgery Partners, Inc.(a)	55
12,189	Tenet Healthcare Corp.(a)	296
1,955	U.S. Physical Therapy, Inc.	159
		3,212

Health Care Services (0.5%)

1,286	Addus HomeCare Corp.(a)	62
2,437	Almost Family, Inc.(a)	136
4,240	Amedisys, Inc.(a)	256
1,388	American Renal Associates Holdings, Inc.(a)	26
7,750	AMN Healthcare Services, Inc.(a)	440
20,256	BioScrip, Inc.(a)	50
4,630	BioTelemetry, Inc.(a)	144
2,486	Chemed Corp.	678
2,868	Civitas Solutions, Inc.(a)	44
1,635	CorVel Corp.(a)	83
5,168	Cross Country Healthcare, Inc.(a)	57
6,690	Diplomat Pharmacy, Inc.(a)	135
2,418	LHC Group, Inc.(a)	149
14,693	MEDNAX, Inc.(a)	817
963	National Research Corp. "A"	28
8,583	Premier, Inc. "A"(a)	269
2,023	Providence Service Corp.(a)	140
1,320	Psychemedics Corp.	27
14,948	R1 RCM, Inc.(a)	107
5,911	RadNet, Inc.(a)	85
3,499	Sharps Compliance Corp.(a)	16
5,011	Tivity Health, Inc.(a)	199
		3,948

Health Care Supplies (0.6%)

2,272	Anika Therapeutics, Inc.(a)	113
26,095	Antares Pharma, Inc.(a)	57
224	Atrion Corp.	141
15,994	Cerus Corp.(a)	88
12,883	Endologix, Inc.(a)	54
8,216	Haemonetics Corp.(a)	601
7,764	Halyard Health, Inc.(a)	358
2,348	ICU Medical, Inc.(a)	593
4,633	Lantheus Holdings, Inc.(a)	74

27 | USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

6,734	Meridian Bioscience, Inc.	$96
8,267	Merit Medical Systems, Inc.(a)	375
8,099	Neogen Corp.(a)	543
9,831	OraSure Technologies, Inc.(a)	166
4,380	Quidel Corp.(a)	227
4,605	Retractable Technologies, Inc.(a)	5
10,112	RTI Surgical, Inc.(a)	47
5,027	STAAR Surgical Co.(a)	74
662	Utah Medical Products, Inc.	65
6,405	VolitionRX Ltd.(a)	15
11,434	West Pharmaceutical Services, Inc.	1,009
		4,701

Health Care Technology (0.7%)

28,232	Allscripts Healthcare Solutions, Inc.(a)	349
6,362	athenahealth, Inc.(a)	910
9,141	Castlight Health, Inc. "B"(a)	33
1,686	Computer Programs & Systems, Inc.	49
5,882	Cotiviti Holdings, Inc.(a)	203
9,665	Evolent Health, Inc. "A"(a)	138
3,976	HealthStream, Inc.	99
13,041	HMS Holdings Corp.(a)	220
10,521	Inovalon Holdings, Inc. "A"(a)	112
9,003	Medidata Solutions, Inc.(a)	565
6,517	Omnicell, Inc.(a)	283
6,990	Quality Systems, Inc.(a)	95
1,541	Simulations Plus, Inc.	23
1,466	Tabula Rasa HealthCare, Inc.(a)	57
7,825	Teladoc, Inc.(a)	315
17,987	Veeva Systems, Inc. "A"(a)	1,313
4,197	Vocera Communications, Inc.(a)	98
		4,862

Life Sciences Tools & Services (0.6%)

4,620	Accelerate Diagnostics, Inc.(a)	105
3,214	Bio-Rad Laboratories, Inc. "A"(a)	804
5,848	Bio-Techne Corp.	883
16,600	Bruker Corp.	497
5,555	Cambrex Corp.(a)	290
7,392	Charles River Laboratories International, Inc.(a)	789
6,641	Codexis, Inc.(a)	73
8,028	Enzo Biochem, Inc.(a)	44
6,822	EyePoint Pharmaceuticals, Inc.	8
4,592	Fluidigm Corp.(a)	27
6,840	Harvard Bioscience, Inc.(a)	34
6,445	Luminex Corp.	136
1,622	Medpace Holdings, Inc.(a)	57
3,715	NanoString Technologies, Inc.(a)	28
9,277	NeoGenomics, Inc.(a)	76
17,021	Pacific Biosciences of California, Inc.(a)	35
7,712	PRA Health Sciences, Inc.(a)	640
8,614	Syneos Health, Inc.(a)	306
		4,832

Managed Health Care (0.4%)

7,750	HealthEquity, Inc.(a)	469
3,731	Magellan Health, Inc.(a)	400
7,077	Molina Healthcare, Inc.(a)	575
3,526	Triple-S Management Corp. "B"(a)	92
6,921	WellCare Health Plans, Inc.(a)	1,340
		2,876

Pharmaceuticals (1.1%)

6,998 AcelRx Pharmaceuticals, Inc.(a)	15

Portfolio of Investments | 28

		Market
Number		Value
of Shares	Security	(000)

3,985	Aclaris Therapeutics, Inc.(a)	$70
4,970	Adamis Pharmaceuticals Corp.(a)	17
5,766	Aerie Pharmaceuticals, Inc.(a)	313
2,216	Akcea Therapeutics, Inc.(a)	57
14,236	Akorn, Inc.(a)	266
7,469	Alimera Sciences, Inc.(a)	8
5,565	Amphastar Pharmaceuticals, Inc.(a)	104
8,902	Ampio Pharmaceuticals, Inc.(a)	30
1,215	ANI Pharmaceuticals, Inc.(a)	71
1,237	Apricus Biosciences, Inc.(a)	1
4,787	Aratana Therapeutics, Inc.(a)	21
2,704	Assembly Biosciences, Inc.(a)	133
8,009	BioDelivery Sciences International, Inc.(a)	18
1,672	Bio-Path Holdings, Inc.(a)	3
20,553	Catalent, Inc.(a)	844
4,842	Clearside Biomedical, Inc.(a)	52
3,841	Collegium Pharmaceutical, Inc.(a)	98
18,000	ContraVir Pharmaceuticals, Inc.(a)	4
14,708	Corcept Therapeutics, Inc.(a)	242
5,260	Corium International, Inc.(a)	60
7,588	CorMedix, Inc.(a)	1
4,500	Cumberland Pharmaceuticals, Inc.(a)	30
7,957	Cymabay Therapeutics, Inc.(a)	103
9,157	Depomed, Inc.(a)	60
5,933	Dermira, Inc.(a)	47
19,556	Durect Corp.(a)	42
2,864	Egalet Corp.(a)	2
30,244	Endo International plc(a)	180
7,477	Endocyte, Inc.(a)	68
269	Evofem Biosciences, Inc.(a)	2
2,196	Flex Pharma, Inc.(a)	11
24,357	Horizon Pharma plc(a)	346
10,889	Impax Laboratories, Inc.(a)	212
12,381	Innoviva, Inc.(a)	206
4,481	Intersect ENT, Inc.(a)	176
6,465	Intra-Cellular Therapies, Inc.(a)	136
9,315	Jazz Pharmaceuticals plc(a)	1,407
2,517	Juniper Pharmaceuticals, Inc.(a)	26
4,202	KemPharm, Inc.(a)	33
4,569	Lannett Co., Inc.(a)	73
5,425	Lipocine, Inc.(a)	8
13,783	Mallinckrodt plc(a)	200
4,047	Marinus Pharmaceuticals, Inc.(a)	15
10,769	Medicines Co.(a)	355
1,497	Melinta Therapeutics, Inc.(a)	11
900	Menlo Therapeutics, Inc.(a)	34
3,206	MyoKardia, Inc.(a)	156
2,984	Neos Therapeutics, Inc.(a)	25
164	Novus Therapeutics, Inc.(a)	1
3,033	Ocular Therapeutix, Inc.(a)	20
1,000	Odonate Therapeutics, Inc.(a)	21
6,534	Omeros Corp.(a)	73
1,169	Optinose, Inc.(a)	23
6,722	Pacira Pharmaceuticals, Inc.(a)	209
1,248	Pain Therapeutics, Inc.(a)	9
3,569	Paratek Pharmaceuticals, Inc.(a)	46
763	Pernix Therapeutics Holdings, Inc.(a)	2
2,839	Phibro Animal Health Corp. "A"	113
8,836	Prestige Brands Holdings, Inc.(a)	298
1,583	Reata Pharmaceuticals, Inc. "A"(a)	32
3,551	Revance Therapeutics, Inc.(a)	109
7,705	Supernus Pharmaceuticals, Inc.(a)	353
6,994	Teligent, Inc.(a)	24
9,610	Tetraphase Pharmaceuticals, Inc.(a)	30
25,609	TherapeuticsMD, Inc.(a)	125
6,417	Theravance Biopharma, Inc.(a)	156

29 | USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

3,672	Titan Pharmaceuticals, Inc.(a)	$4
17,507	VIVUS, Inc.(a)	6
2,712	WaVe Life Sciences Ltd.(a)	109
5,192	Zogenix, Inc.(a)	208
1,503	Zynerba Pharmaceuticals, Inc.(a)	13
		8,376
	Total Health Care	83,670

Industrials (13.8%)

Aerospace & Defense (1.5%)

4,851	AAR Corp.	214
12,531	Aerojet Rocketdyne Holdings, Inc.(a)	350
3,384	Aerovironment, Inc.(a)	154
3,613	Astronics Corp.(a)	135
8,193	Axon Enterprise, Inc.(a)	322
15,533	BWX Technologies, Inc.	987
2,281	CPI Aerostructures, Inc.(a)	22
3,758	Cubic Corp.	239
6,672	Curtiss-Wright Corp.	901
1,874	Ducommun, Inc.(a)	57
2,637	Engility Holdings, Inc.(a)	64
4,222	Esterline Technologies Corp.(a)	309
5,168	HEICO Corp.	449
8,662	HEICO Corp. "A"	615
14,046	Hexcel Corp.	907
4,600	Innovative Solutions & Support, Inc.(a)	16
6,373	KeyW Holding Corp.(a)	50
7,894	KLX, Inc.(a)	561
12,478	Kratos Defense & Security Solutions, Inc.(a)	128
4,945	Moog, Inc. "A"(a)	407
790	National Presto Industries, Inc.	74
9,131	Orbital ATK, Inc.	1,211
1,071	Sparton Corp.(a)	19
17,796	Spirit AeroSystems Holdings, Inc. "A"	1,490
5,502	Teledyne Technologies, Inc.(a)	1,030
7,487	Triumph Group, Inc.	189
1,852	Vectrus, Inc.(a)	69
8,960	Wesco Aircraft Holdings, Inc.(a)	92
		11,061

Agriculture & Farm Machinery (0.3%)

10,320	AGCO Corp.	669
1,858	Lindsay Corp.	170
6,931	Titan International, Inc.	87
16,519	Toro Co.	1,032
		1,958

Air Freight & Logistics (0.3%)

7,220	Air Transport Services Group, Inc.(a)	169
3,769	Atlas Air Worldwide Holdings, Inc.(a)	228
4,536	Echo Global Logistics, Inc.(a)	125
4,502	Forward Air Corp.	238
5,287	Hub Group, Inc. "A"(a)	221
3,916	Radiant Logistics, Inc.(a)	15
15,155	XPO Logistics, Inc.(a)	1,543
		2,539

Airlines (0.3%)

1,928	Allegiant Travel Co.	333
8,543	Hawaiian Holdings, Inc.	330
49,758	JetBlue Airways Corp.(a)	1,011
7,663	SkyWest, Inc.	417

Portfolio of Investments | 30

		Market
Number		Value
of Shares	Security	(000)

10,544	Spirit Airlines, Inc.(a)	$398
		2,489

Airport Services (0.0%)

11,772 Macquarie Infrastructure Corp.	435

Building Products (1.0%)

6,524	AAON, Inc.	254
5,721	Advanced Drainage Systems, Inc.	148
2,117	American Woodmark Corp.(a)	208
4,823	Apogee Enterprises, Inc.	209
4,145	Armstrong Flooring, Inc.(a)	56
8,107	Armstrong World Industries, Inc.(a)	456
16,643	Builders FirstSource, Inc.(a)	330
6,349	Continental Building Products, Inc.(a)	181
2,567	CSW Industrials, Inc.(a)	116
5,276	Gibraltar Industries, Inc.(a)	179
4,996	Griffon Corp.	91
2,808	Insteel Industries, Inc.	78
10,473	JELD-WEN Holding, Inc.(a)	321
5,798	Lennox International, Inc.	1,185
4,641	Masonite International Corp.(a)	285
6,628	NCI Building Systems, Inc.(a)	117
17,282	Owens Corning	1,390
3,589	Patrick Industries, Inc.(a)	222
7,825	PGT Innovations, Inc.(a)	146
3,732	Ply Gem Holdings, Inc.(a)	81
5,075	Quanex Building Products Corp.	88
6,383	Simpson Manufacturing Co., Inc.	368
1,236	Tecogen, Inc.(a)	4
4,443	Trex Co., Inc.(a)	483
9,009	Universal Forest Products, Inc.	292
13,207	USG Corp.(a)	534
		7,822

Coal & Consumable Fuels (0.0%)

799 NACCO Industries, Inc. "A"	26

Commercial Printing (0.2%)

6,969	Brady Corp. "A"	259
7,253	Deluxe Corp.	537
3,906	Ennis, Inc.	77
7,279	InnerWorkings, Inc.(a)	66
6,424	LSC Communications, Inc.	112
2,155	Multi-Color Corp.	142
4,359	Quad/Graphics, Inc.	110
10,646	RR Donnelley & Sons Co.	93
		1,396

Construction & Engineering (0.7%)

24,730	AECOM(a)	881
5,610	Aegion Corp.(a)	129
3,372	Ameresco, Inc. "A"(a)	44
1,952	Argan, Inc.	84
15,246	Chicago Bridge & Iron Co. N.V.	220
5,684	Comfort Systems USA, Inc.	234
4,818	Dycom Industries, Inc.(a)	519
9,242	EMCOR Group, Inc.	720
3,448	Goldfield Corp.(a)	13
6,000	Granite Construction, Inc.	335
9,666	Great Lakes Dredge & Dock Corp.(a)	44
4,461	HC2 Holdings, Inc.(a)	23
1,636	IES Holdings, Inc.(a)	25

31 | USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

21,005	KBR, Inc.	$340
3,913	Layne Christensen Co.(a)	58
9,981	MasTec, Inc.(a)	470
2,843	MYR Group, Inc.(a)	88
2,132	Northwest Pipe Co.(a)	37
1,219	NV5 Global, Inc.(a)	68
5,034	Orion Group Holdings, Inc.(a)	33
5,751	Primoris Services Corp.	144
5,074	Sterling Construction Co., Inc.(a)	58
6,087	Tutor Perini Corp.(a)	134
3,655	Valmont Industries, Inc.	535
		5,236

Construction Machinery & Heavy Trucks (1.0%)

1,607	Alamo Group, Inc.	177
20,848	Allison Transmission Holdings, Inc.	814
1,354	American Railcar Industries, Inc.	51
2,944	Astec Industries, Inc.	162
1,405	Blue Bird Corp.(a)	33
5,294	Commercial Vehicle Group, Inc.(a)	41
3,445	Douglas Dynamics, Inc.	149
9,098	Federal Signal Corp.	200
2,656	FreightCar America, Inc.	36
4,279	Greenbrier Companies, Inc.	215
2,717	Manitex International, Inc.(a)	31
5,858	Manitowoc Co., Inc.(a)	167
14,861	Meritor, Inc.(a)	306
2,019	Miller Industries, Inc.	50
9,906	Navistar International Corp.(a)	346
11,784	Oshkosh Corp.	911
4,260	REV Group, Inc.	88
5,545	Spartan Motors, Inc.	95
12,157	Terex Corp.	455
23,379	Trinity Industries, Inc.	763
1,831	Twin Disc, Inc.(a)	40
10,252	Wabash National Corp.	213
7,907	WABCO Holdings, Inc.(a)	1,059
13,427	Wabtec Corp.	1,093
		7,495

Data Processing & Outsourced Services (0.0%)

5,857 Sykes Enterprises, Inc.(a)	169

Diversified Support Services (0.6%)

31,362	Copart, Inc.(a)	1,597
11,747	Healthcare Services Group, Inc.	511
20,902	KAR Auction Services, Inc.	1,133
4,866	Matthews International Corp. "A"	246
3,639	McGrath RentCorp	195
6,403	Mobile Mini, Inc.	279
2,444	Odyssey Marine Exploration, Inc.(a)	20
2,344	UniFirst Corp.	379
3,107	Viad Corp.	163
1,288	VSE Corp.	67
		4,590

Electrical Components & Equipment (0.7%)

1,620	Allied Motion Technologies, Inc.	64
5,737	Atkore International Group, Inc.(a)	114
3,537	Encore Wire Corp.	201
2,400	Energous Corp.(a)	38
4,423	Energy Focus, Inc.(a)	11
6,551	EnerSys	454
5,033	Enphase Energy, Inc.(a)	23

Portfolio of Investments | 32

		Market
Number		Value
of Shares	Security	(000)

6,237	FuelCell Energy, Inc.(a)	$11
9,944	Generac Holdings, Inc.(a)	457
7,405	General Cable Corp.	219
8,417	Hubbell, Inc.	1,025
4,195	LSI Industries, Inc.	34
7,855	Orion Energy Systems, Inc.(a)	7
38,979	Plug Power, Inc.(a)	74
1,398	Powell Industries, Inc.	38
368	Preformed Line Products Co.	24
6,944	Regal Beloit Corp.	509
26,687	Sensata Technologies Holding plc(a)	1,383
10,004	Sunrun, Inc.(a)	89
4,851	Sunworks, Inc.(a)	5
5,345	Thermon Group Holdings, Inc.(a)	120
4,545	Ultralife Corp.(a)	45
3,135	Vicor Corp.(a)	90
7,224	Vivint Solar, Inc.(a)	26
		5,061

Electronic Components (0.1%)

6,483 Belden, Inc.	447

Environmental & Facilities Services (0.4%)

10,823	ABM Industries, Inc.	362
6,022	Advanced Disposal Services, Inc.(a)	134
1,767	Aqua Metals, Inc.(a)	5
6,369	Casella Waste Systems, Inc. "A"(a)	149
4,277	CECO Environmental Corp.	19
8,279	Clean Harbors, Inc.(a)	404
20,330	Covanta Holding Corp.	295
3,226	Heritage-Crystal Clean, Inc.(a)	76
5,638	Hudson Technologies, Inc.(a)	28
4,810	Perma-Fix Environmental Services(a)	20
2,241	Quest Resource Holding Corp.(a)	5
15,119	Rollins, Inc.	772
2,950	SP Plus Corp.(a)	105
4,703	Team, Inc.(a)	65
8,976	Tetra Tech, Inc.	439
3,348	U.S. Ecology, Inc.	178
		3,056

Heavy Electrical Equipment (0.0%)

3,998	AZZ, Inc.	175
8,137	Babcock & Wilcox Enterprises, Inc.(a)	36
4,880	Broadwind Energy, Inc.(a)	11
3,678	Capstone Turbine Corp.(a)	4
1,146	Ocean Power Technologies, Inc.(a)	1
1,658	TPI Composites, Inc.(a)	37
		264

Human Resource & Employment Services (0.5%)

7,474	ASGN, Inc.(a)	612
1,189	Barrett Business Services, Inc.	98
2,813	GP Strategies Corp.(a)	64
2,753	Heidrick & Struggles International, Inc.	86
7,493	Hudson Global, Inc.(a)	14
5,654	Insperity, Inc.	393
4,059	Kelly Services, Inc. "A"	118
3,944	Kforce, Inc.	107
8,860	Korn/Ferry International	457
10,425	ManpowerGroup, Inc.	1,200
1,020	Mastech Digital, Inc.(a)	13
6,312	TriNet Group, Inc.(a)	292
6,460	TrueBlue, Inc.(a)	167

33 | USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

5,921	WageWorks, Inc.(a)	$268
		3,889

Industrial Conglomerates (0.2%)

9,566	Carlisle Companies, Inc.	999
5,522	Raven Industries, Inc.	193
		1,192

Industrial Machinery (2.7%)

9,588	Actuant Corp. "A"	223
4,299	Albany International Corp. "A"	270
4,683	Altra Industrial Motion Corp.	215
7,572	Barnes Group, Inc.	453
6,373	Briggs & Stratton Corp.	136
4,840	Chart Industries, Inc.(a)	286
494	Chicago Rivet & Machine Co.	15
2,547	CIRCOR International, Inc.	109
15,461	Colfax Corp.(a)	493
2,933	Columbus McKinnon Corp.	105
8,061	Crane Co.	748
2,800	DMC Global, Inc.	75
20,008	Donaldson Co., Inc.	901
871	Eastern Co.	25
5,232	Energy Recovery, Inc.(a)	43
3,440	EnPro Industries, Inc.	266
3,900	ESCO Technologies, Inc.	228
8,762	Evoqua Water Technologies Corp.(a)	187
1,784	ExOne Co.(a)	13
5,838	Franklin Electric Co., Inc.	238
10,894	Gardner Denver Holdings, Inc.(a)	334
5,500	Gates Industrial Corp. plc(a)	96
4,467	Gerber Scientific, Inc.(b),(c)	—
3,673	Global Brass & Copper Holdings, Inc.	123
2,838	Gorman-Rupp Co.	83
26,262	Graco, Inc.	1,201
1,902	Graham Corp.	41
1,809	Hardinge, Inc.	33
11,862	Harsco Corp.(a)	245
9,955	Hillenbrand, Inc.	457
1,373	Hurco Companies, Inc.	63
1,727	Hyster-Yale Materials Handling, Inc.	121
11,736	IDEX Corp.	1,672
13,665	ITT, Inc.	669
4,507	Jason Industries, Inc.(a)	14
4,869	John Bean Technologies Corp.	552
1,829	Kadant, Inc.	173
12,554	Kennametal, Inc.	504
1,479	LB Foster Co. "A"(a)	35
9,781	Lincoln Electric Holdings, Inc.	880
2,799	Lydall, Inc.(a)	135
8,629	Middleby Corp.(a)	1,068
8,386	Milacron Holdings Corp.(a)	169
9,270	Mueller Industries, Inc.	242
24,820	Mueller Water Products, Inc. "A"	270
4,181	NN, Inc.	100
7,922	Nordson Corp.	1,080
980	Omega Flex, Inc.	64
1,321	Park-Ohio Holdings Corp.	51
1,937	Perma-Pipe International Holdings, Inc.(a)	18
3,849	Proto Labs, Inc.(a)	452
3,670	RBC Bearings, Inc.(a)	456
15,645	Rexnord Corp.(a)	464
6,490	SPX Corp.(a)	211
6,381	SPX FLOW, Inc.(a)	314
2,053	Standex International Corp.	196

Portfolio of Investments | 34

		Market
Number		Value
of Shares	Security	(000)

4,381	Sun Hydraulics Corp.	$235
2,625	Tennant Co.	178
10,466	Timken Co.	477
6,652	TriMas Corp.(a)	175
4,454	Watts Water Technologies, Inc. "A"	346
22,964	Welbilt, Inc.(a)	447
8,805	Woodward, Inc.	631
		20,104

Marine (0.1%)

2,047	Genco Shipping & Trading Ltd.(a)	29
8,071	Kirby Corp.(a)	621
6,329	Matson, Inc.	181
		831

Office Services & Supplies (0.3%)

16,442	ACCO Brands Corp.	207
6,901	ARC Document Solutions, Inc.(a)	15
1,034	CompX International, Inc.	14
5,328	Essendant, Inc.	42
8,959	Herman Miller, Inc.	286
6,656	HNI Corp.	240
9,610	Interface, Inc.	242
5,240	Kimball International, Inc. "B"	89
7,374	Knoll, Inc.	149
4,976	MSA Safety, Inc.	414
28,398	Pitney Bowes, Inc.	309
12,921	Steelcase, Inc. "A"	176
5,315	Virco Manufacturing Corp.	22
		2,205

Railroads (0.1%)

9,759 Genesee & Wyoming, Inc. "A"(a)	691

Research & Consulting Services (0.8%)

8,239	Acacia Research Corp.(a)	29
9,058	CBIZ, Inc.(a)	165
4,661	Cogint, Inc.(a)	12
5,544	CoStar Group, Inc.(a)	2,011
1,412	CRA International, Inc.	74
5,713	Dun & Bradstreet Corp.	668
3,885	Exponent, Inc.	305
1,630	Forrester Research, Inc.	67
2,677	Franklin Covey Co.(a)	72
5,963	FTI Consulting, Inc.(a)	289
7,303	Hill International, Inc.(a)	42
3,240	Huron Consulting Group, Inc.(a)	123
3,065	ICF International, Inc.	179
2,701	Mistras Group, Inc.(a)	51
7,309	Navigant Consulting, Inc.(a)	141
4,605	Resources Connection, Inc.	75
8,380	RPX Corp.	90
23,079	TransUnion(a)	1,310
1,423	Willdan Group, Inc.(a)	40
		5,743

Security & Alarm Services (0.1%)

15,773	ADT, Inc.	125
7,775	Brink's Co.	555
		680

Systems Software (0.0%)

621 Red Violet, Inc.(a)	4

35 | USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

Trading Companies & Distributors (1.1%)

14,722	Air Lease Corp.	$627
6,349	Applied Industrial Technologies, Inc.	463
10,402	Beacon Roofing Supply, Inc.(a)	552
1,431	BlueLinx Holdings, Inc.(a)	47
10,503	BMC Stock Holdings, Inc.(a)	205
2,930	CAI International, Inc.(a)	62
2,735	DXP Enterprises, Inc.(a)	107
998	Foundation Building Materials, Inc.(a)	15
6,015	GATX Corp.	412
4,803	GMS, Inc.(a)	147
4,783	H&E Equipment Services, Inc.	184
28,360	HD Supply Holdings, Inc.(a)	1,076
4,409	Herc Holdings, Inc.(a)	286
3,110	Houston Wire & Cable Co.(a)	23
3,995	Kaman Corp.	248
1,032	Lawson Products, Inc.(a)	26
14,516	MRC Global, Inc.(a)	239
6,785	MSC Industrial Direct Co., Inc. "A"	622
9,162	Nexeo Solutions, Inc.(a)	98
16,086	NOW, Inc.(a)	164
5,240	Rush Enterprises, Inc. "A"(a)	223
684	Rush Enterprises, Inc. "B"(a)	28
5,891	SiteOne Landscape Supply, Inc.(a)	454
2,671	Titan Machinery, Inc.(a)	63
7,149	Triton International Ltd.	219
17,535	Univar, Inc.(a)	487
2,308	Veritiv Corp.(a)	90
4,931	Watsco, Inc.	892
7,166	WESCO International, Inc.(a)	445
1,351	Willis Lease Finance Corp.(a)	46
		8,550

Trucking (0.8%)

1,019	AMERCO	352
3,519	ArcBest Corp.	113
11,544	Avis Budget Group, Inc.(a)	541
4,175	Celadon Group, Inc.	15
2,275	Covenant Transportation Group, Inc. "A"(a)	68
7,115	Daseke, Inc.(a)	70
6,722	Heartland Express, Inc.	121
13,240	Hertz Global Holdings, Inc.(a)	263
19,728	Knight-Swift Transportation Holdings, Inc.	908
6,328	Landstar System, Inc.	694
5,945	Marten Transport Ltd.	135
10,622	Old Dominion Freight Line, Inc.	1,561
659	PAM Transportation Services, Inc.(a)	24
627	Patriot Transportation Holding, Inc.(a)	12
4,706	Roadrunner Transportation Systems, Inc.(a)	12
7,941	Ryder System, Inc.	578
4,133	Saia, Inc.(a)	310
3,952	Schneider National, Inc. "B"	103
1,233	Universal Logistics Holdings, Inc.	26
1,622	USA Truck, Inc.(a)	41
6,869	Werner Enterprises, Inc.	251
4,920	YRC Worldwide, Inc.(a)	43
		6,241
	Total Industrials	104,174

Information Technology (19.6%)

Aerospace & Defense (0.0%)

7,626 Mercury Systems, Inc.(a)	369

Portfolio of Investments | 36

		Market
Number		Value
of Shares	Security	(000)

Application Software (3.3%)

14,330	8x8, Inc.(a)	$267
17,713	ACI Worldwide, Inc.(a)	420
3,119	Agilysys, Inc.(a)	37
3,261	Altair Engineering, Inc. "A"(a)	102
5,062	American Software, Inc. "A"	66
11,475	Aspen Technology, Inc.(a)	905
3,050	Asure Software, Inc.(a)	37
16,500	Avaya Holdings Corp.(a)	370
7,425	Blackbaud, Inc.	756
5,897	Blackline, Inc.(a)	231
6,070	Bottomline Technologies de, Inc.(a)	235
10,869	Callidus Software, Inc.(a)	391
19,838	CDK Global, Inc.	1,257
1,894	Digimarc Corp.(a)	45
3,364	Ebix, Inc.	251
5,282	Ellie Mae, Inc.(a)	486
3,078	Everbridge, Inc.(a)	113
2,275	Evolving Systems, Inc.(a)	11
4,791	Fair Isaac Corp.	811
17,785	Glu Mobile, Inc.(a)	67
5,963	GSE Systems, Inc.(a)	19
12,310	Guidewire Software, Inc.(a)	995
5,301	HubSpot, Inc.(a)	574
10,859	Manhattan Associates, Inc.(a)	455
1,631	MicroStrategy, Inc. "A"(a)	210
6,170	Mitek Systems, Inc.(a),(d)	46
8,172	MobileIron, Inc.(a)	40
4,111	Model N, Inc.(a)	74
6,127	Monotype Imaging Holdings, Inc.	138
40,375	Nuance Communications, Inc.(a)	636
3,280	Park City Group, Inc.(a)	29
7,530	Paycom Software, Inc.(a)	809
4,271	Paylocity Holding Corp.(a)	219
5,608	Pegasystems, Inc.	340
4,092	PROS Holdings, Inc.(a)	135
18,060	PTC, Inc.(a)	1,409
1,451	QAD, Inc. "A"	60
311	QAD, Inc. "B"	10
5,145	RealNetworks, Inc.(a)	16
9,061	RealPage, Inc.(a)	467
9,999	RingCentral, Inc. "A"(a)	635
7,106	Seachange International, Inc.(a)	19
3,086	Smith Micro Software, Inc.(a)	5
36,771	Snap, Inc. "A"(a)	584
2,214	Sonic Foundry, Inc.(a)	5
21,830	Splunk, Inc.(a)	2,148
26,496	SS&C Technologies Holdings, Inc.	1,421
6,422	Synchronoss Technologies, Inc.(a)	68
5,854	Telenav, Inc.(a)	32
5,367	Tyler Technologies, Inc.(a)	1,132
4,560	Ultimate Software Group, Inc.(a)	1,111
1,929	Upland Software, Inc.(a)	55
10,536	Verint Systems, Inc.(a)	449
6,877	VirnetX Holding Corp.(a)	27
21,124	Workday, Inc. "A"(a)	2,685
4,543	Workiva, Inc.(a)	108
4,053	Zedge, Inc. "B"(a)	13
15,887	Zendesk, Inc.(a)	760
10,588	Zix Corp.(a)	45
		24,841

Communications Equipment (1.7%)

3,044 Acacia Communications, Inc.(a)	117

37 | USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

7,492	ADTRAN, Inc.	$117
3,106	Aerohive Networks, Inc.(a)	13
3,123	Applied Optoelectronics, Inc.(a)	78
7,296	Arista Networks, Inc.(a)	1,863
27,540	ARRIS International plc(a)	732
2,668	Black Box Corp.	5
5,908	CalAmp Corp.(a)	135
7,426	Calix, Inc.(a)	51
11,700	Casa Systems, Inc.(a)	343
22,176	Ciena Corp.(a)	574
2,370	Clearfield, Inc.(a)	31
29,803	CommScope Holding Co., Inc.(a)	1,191
3,715	Comtech Telecommunications Corp.	111
4,719	Digi International, Inc.(a)	49
7,058	EchoStar Corp. "A"(a)	372
4,624	EMCORE Corp.(a)	26
18,940	Extreme Networks, Inc.(a)	210
17,636	Finisar Corp.(a)	279
300	Frontline Capital Group(a),(b),(c)	—
12,042	Harmonic, Inc.(a)	46
22,378	Infinera Corp.(a)	243
5,491	InterDigital, Inc.	404
2,945	KVH Industries, Inc.(a)	31
9,095	Lantronix, Inc.(a)	19
9,473	Lumentum Holdings, Inc.(a)	604
5,225	NETGEAR, Inc.(a)	299
14,040	NetScout Systems, Inc.(a)	370
26,290	Oclaro, Inc.(a)	251
1,750	Optical Cable Corp.(a)	5
14,249	Palo Alto Networks, Inc.(a)	2,586
4,644	ParkerVision, Inc.(a)	4
4,538	PC-Tel, Inc.	33
5,004	Plantronics, Inc.	302
3,665	Quantenna Communications, Inc.(a)	50
8,411	Ribbon Communications, Inc.(a)	43
3,524	Ubiquiti Networks, Inc.(a)	242
8,405	ViaSat, Inc.(a)	552
36,093	Viavi Solutions, Inc.(a)	351
		12,732

Data Processing & Outsourced Services (2.9%)

18,052	Black Knight, Inc.(a)	850
8,786	Blackhawk Network Holdings, Inc.(a)	393
18,126	Broadridge Financial Solutions, Inc.	1,988
7,594	Cardtronics plc "A"(a)	169
1,445	Cass Information Systems, Inc.	86
30,270	Conduent, Inc.(a)	564
14,425	Convergys Corp.	326
13,193	CoreLogic, Inc.(a)	597
4,927	CSG Systems International, Inc.	223
9,265	DST Systems, Inc.	775
8,232	Euronet Worldwide, Inc.(a)	650
10,402	Everi Holdings, Inc.(a)	68
9,459	EVERTEC, Inc.	155
5,026	ExlService Holdings, Inc.(a)	280
68,497	First Data Corp. "A"(a)	1,096
14,028	FleetCor Technologies, Inc.(a)	2,841
23,525	Genpact Ltd.	753
6,741	Innodata, Inc.(a)	7
12,124	Jack Henry & Associates, Inc.	1,466
10,231	MAXIMUS, Inc.	683
5,436	MoneyGram International, Inc.(a)	47
6,115	PRGX Global, Inc.(a)	58
35,229	Sabre Corp.	756
44,038	Square, Inc. "A"(a)	2,167
3,340	StarTek, Inc.(a)	33

Portfolio of Investments | 38

		Market
Number		Value
of Shares	Security	(000)

9,568	Steel Connect, Inc.(a)	$20
5,667	Syntel, Inc.(a)	145
19,914	Travelport Worldwide Ltd.	325
2,549	TTEC Holdings, Inc.	78
6,113	WEX, Inc.(a)	957
45,693	Worldpay, Inc. "A"(a)	3,758
		22,314

Electronic Components (0.5%)

1,429	Akoustis Technologies, Inc.(a)	8
6,239	AVX Corp.	103
2,157	Bel Fuse, Inc. "B"	41
9,356	Dolby Laboratories, Inc. "A"	595
8,248	II-VI, Inc.(a)	338
1,361	IntriCon Corp.(a)	27
15,810	Knowles Corp.(a)	199
3,813	Littelfuse, Inc.	794
2,685	Rogers Corp.(a)	321
6,605	Universal Display Corp.	667
20,274	Vishay Intertechnology, Inc.	377
		3,470

Electronic Equipment & Instruments (1.2%)

6,764	Applied DNA Sciences, Inc.(a)	10
4,645	Badger Meter, Inc.	219
27,068	Cognex Corp.	1,407
3,889	Coherent, Inc.(a)	729
3,575	Control4 Corp.(a)	77
6,043	Daktronics, Inc.	53
5,070	Electro Scientific Industries, Inc.(a)	98
2,690	FARO Technologies, Inc.(a)	157
27,916	Fitbit, Inc. "A"(a)	142
3,541	ID Systems, Inc.(a)	22
3,365	Identiv, Inc.(a)	13
4,248	Iteris, Inc.(a)	21
5,094	Itron, Inc.(a)	365
29,131	Keysight Technologies, Inc.(a)	1,526
6,052	LightPath Technologies, Inc. "A"(a)	13
8,678	LRAD Corp.(a)	20
562	Mesa Laboratories, Inc.	83
10,983	MicroVision, Inc.(a)	12
2,593	MTS Systems Corp.	134
4,487	Napco Security Technologies, Inc.(a)	53
16,838	National Instruments Corp.	852
5,098	Novanta, Inc.(a)	266
2,791	OSI Systems, Inc.(a)	182
3,332	PAR Technology Corp.(a)	47
5,552	Research Frontiers, Inc.(a)	5
38,641	Trimble, Inc.(a)	1,386
17,417	VeriFone Systems, Inc.(a)	268
2,569	Vishay Precision Group, Inc.(a)	80
8,305	Zebra Technologies Corp. "A"(a)	1,156
		9,396

Electronic Manufacturing Services (0.4%)

7,614	Benchmark Electronics, Inc.	227
5,283	CTS Corp.	144
6,297	eMagin Corp.(a)	9
6,340	Fabrinet(a)	199
27,147	Jabil, Inc.	780
7,636	KEMET Corp.(a)	138
5,162	Kimball Electronics, Inc.(a)	83
5,619	Maxwell Technologies, Inc.(a)	33
5,654	Methode Electronics, Inc.	221

39 | USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

12,904	Neonode, Inc.(a)	$5
3,206	Park Electrochemical Corp.	54
5,087	Plexus Corp.(a)	304
11,339	Sanmina Corp.(a)	297
13,962	TTM Technologies, Inc.(a)	214
		2,708

Financial Exchanges & Data (0.2%)

6,080 FactSet Research Systems, Inc.	1,213

Home Entertainment Software (0.1%)

3,678	Rosetta Stone, Inc.(a)	49
126,814	Zynga, Inc. "A"(a)	464
		513

Internet Software & Services (2.8%)

8,021	2U, Inc.(a)	674
3,603	Alarm.com Holdings, Inc.(a)	136
3,544	Alteryx, Inc. "A"(a)	121
4,539	Amber Road, Inc.(a)	40
8,054	ANGI Homeservices, Inc. "A"(a)	109
1,791	Appfolio, Inc. "A"(a)	73
2,748	Apptio, Inc. "A"(a)	78
2,014	AutoWeb, Inc.(a)	6
3,803	Benefitfocus, Inc.(a)	93
6,758	Blucora, Inc.(a)	166
18,685	Box, Inc. "A"(a)	384
5,883	Brightcove, Inc.(a)	41
3,394	Carbonite, Inc.(a)	98
1,738	Care.com, Inc.(a),(d)	28
1,300	Cargurus, Inc.(a)	50
11,105	Cars.com, Inc.(a)	315
4,783	ChannelAdvisor Corp.(a)	44
4,674	Cision Ltd.(a)	54
11,972	Cloudera, Inc.(a),(d)	258
4,005	CommerceHub, Inc.(a)	90
2,884	CommerceHub, Inc. "A"(a)	65
7,793	Cornerstone OnDemand, Inc.(a)	305
4,657	Coupa Software, Inc.(a)	212
2,985	Determine, Inc.(a)	4
8,680	DHI Group, Inc.(a)	14
144	Dropbox, Inc. "A"(a)	5
3,549	eGain Corp.(a)	28
12,628	Endurance International Group Holdings, Inc.(a)	93
6,555	Envestnet, Inc.(a)	376
16,289	Etsy, Inc.(a)	457
8,034	Five9, Inc.(a)	239
16,363	GoDaddy, Inc. "A"(a)	1,005
8,869	Gogo, Inc.(a)	77
13,548	GrubHub, Inc.(a)	1,375
5,160	GTT Communications, Inc.(a)	293
10,779	Hortonworks, Inc.(a)	220
11,761	IAC/InterActiveCorp(a)	1,839
4,379	Instructure, Inc.(a)	185
2,303	Internap Corp.(a)	25
12,564	iPass, Inc.(a)	5
7,542	j2 Global, Inc.	595
11,498	Limelight Networks, Inc.(a)	47
4,477	Liquidity Services, Inc.(a)	29
8,346	LivePerson, Inc.(a)	136
8,216	LogMeIn, Inc.	949
5,246	Marchex, Inc. "B"	14
9,068	Match Group, Inc.(a)	403
13,832	Meet Group, Inc.(a)	29
4,662	Mindbody, Inc. "A"(a)	181

Portfolio of Investments | 40

		Market
Number		Value
of Shares	Security	(000)

2,592	MongoDB, Inc.(a)	$113
7,103	MuleSoft, Inc. "A"(a)	312
6,653	New Relic, Inc.(a)	493
9,602	NIC, Inc.	128
10,509	Nutanix, Inc. "A"(a)	516
6,253	Okta, Inc.(a)	249
37,583	Pandora Media, Inc.(a)	189
5,319	Q2 Holdings, Inc.(a)	242
7,427	QuinStreet, Inc.(a)	95
2,149	Qumu Corp.(a)	4
11,904	Quotient Technology, Inc.(a)	156
1,837	Reis, Inc.	39
4,264	Remark Holdings, Inc.(a)	24
1,170	SendGrid, Inc.(a)	33
2,987	Shutterstock, Inc.(a)	144
2,618	SPS Commerce, Inc.(a)	168
2,505	Stamps.com, Inc.(a)	504
5,782	Support.com, Inc.(a)	16
2,802	TechTarget, Inc.(a)	56
2,912	Trade Desk, Inc. "A"(a)	145
2,100	Travelzoo(a)	15
11,249	TrueCar, Inc.(a),(d)	106
10,160	Twilio, Inc. "A"(a)	388
99,463	Twitter, Inc.(a)	2,885
8,012	Web.com Group, Inc.(a)	145
4,167	XO Group, Inc.(a)	86
11,606	Yelp, Inc.(a)	485
16,423	Zillow Group, Inc.(a)	884
7,314	Zillow Group, Inc. "A"(a)	395
		21,078

IT Consulting & Other Services (0.8%)

11,802	Acxiom Corp.(a)	268
22,634	Booz Allen Hamilton Holding Corp.	876
3,899	CACI International, Inc. "A"(a)	590
2,432	Computer Task Group, Inc.(a)	20
7,635	EPAM Systems, Inc.(a)	874
4,211	Hackett Group, Inc.	68
22,407	Leidos Holdings, Inc.	1,465
3,813	ManTech International Corp. "A"	212
5,910	Perficient, Inc.(a)	136
3,222	Presidio, Inc.(a)	50
6,692	Science Applications International Corp.	527
10,518	ServiceSource International, Inc.(a)	40
5,146	Switch, Inc. "A"	82
19,206	Teradata Corp.(a)	762
7,423	Unisys Corp.(a)	80
4,107	Virtusa Corp.(a)	199
		6,249

Semiconductor Equipment (0.9%)

6,210	Advanced Energy Industries, Inc.(a)	397
18,642	Amkor Technology, Inc.(a)	189
2,148	Amtech Systems, Inc.(a)	16
4,811	Axcelis Technologies, Inc.(a)	118
6,341	AXT, Inc.(a)	46
10,683	Brooks Automation, Inc.	289
4,023	Cabot Microelectronics Corp.	431
4,081	Cohu, Inc.	93
1,663	CyberOptics Corp.(a)	30
21,468	Entegris, Inc.	747
11,782	FormFactor, Inc.(a)	161
2,560	Ichor Holdings Ltd.(a)	62
10,388	Kulicke & Soffa Industries, Inc.(a)	260
8,485	MKS Instruments, Inc.	981

41 | USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

4,363	Nanometrics, Inc.(a)	$117
4,645	PDF Solutions, Inc.(a)	54
10,897	Photronics, Inc.(a)	90
529	Rubicon Technology, Inc.(a)	4
5,365	Rudolph Technologies, Inc.(a)	149
5,296	SolarEdge Technologies, Inc.(a)	278
30,363	Teradyne, Inc.	1,388
5,086	Ultra Clean Holdings, Inc.(a)	98
8,156	Veeco Instruments, Inc.(a)	139
17,213	Versum Materials, Inc.	648
9,468	Xcerra Corp.(a)	110
7,141	Xperi Corp.	151
		7,046

Semiconductors (2.0%)

2,913	Alpha & Omega Semiconductor Ltd.(a)	45
10,511	Cavium, Inc.(a)	834
3,467	CEVA, Inc.(a)	125
9,552	Cirrus Logic, Inc.(a)	388
14,947	Cree, Inc.(a)	602
54,719	Cypress Semiconductor Corp.	928
5,690	Diodes, Inc.(a)	173
4,564	DSP Group, Inc.(a)	54
12,518	First Solar, Inc.(a)	889
4,254	GSI Technology, Inc.(a)	32
2,838	Impinj, Inc.(a)	37
6,551	Inphi Corp.(a)	197
20,498	Integrated Device Technology, Inc.(a)	626
11,813	Kopin Corp.(a)	37
19,222	Lattice Semiconductor Corp.(a)	107
6,324	MACOM Technology Solutions Holdings, Inc.(a)	105
66,163	Marvell Technology Group Ltd.	1,389
43,446	Maxim Integrated Products, Inc.	2,616
9,324	MaxLinear, Inc.(a)	212
18,199	Microsemi Corp.(a)	1,178
5,914	Monolithic Power Systems, Inc.	685
1,465	MoSys, Inc.(a)	2
4,903	NeoPhotonics Corp.(a)	34
974	NVE Corp.	81
66,007	ON Semiconductor Corp.(a)	1,615
5,286	Pixelworks, Inc.(a)	20
4,369	Power Integrations, Inc.	299
9,826	QuickLogic Corp.(a)	15
16,362	Rambus, Inc.(a)	220
10,811	Semtech Corp.(a)	422
6,054	Sigma Designs, Inc.(a)	38
6,872	Silicon Laboratories, Inc.(a)	618
785	SMART Global Holdings, Inc.(a)	39
9,200	SunPower Corp.(a)	73
5,229	Synaptics, Inc.(a)	239
		14,974

Systems Software (1.8%)

6,913	A10 Networks, Inc.(a)	40
1,834	Appian Corp.(a)	46
6,399	CommVault Systems, Inc.(a)	366
30,960	Dell Technologies, Inc. "V"(a)	2,267
26,313	FireEye, Inc.(a)	445
3,900	ForeScout Technologies, Inc.(a)	126
22,598	Fortinet, Inc.(a)	1,211
5,073	Imperva, Inc.(a)	220
7,313	Progress Software Corp.	281
7,773	Proofpoint, Inc.(a)	883
4,934	Qualys, Inc.(a)	359
3,930	Rapid7, Inc.(a)	100

Portfolio of Investments | 42

		Market
Number		Value
of Shares	Security	(000)

6,574	Rubicon Project, Inc.(a)	$12
2,700	SailPoint Technologies Holding, Inc.(a)	56
26,671	ServiceNow, Inc.(a)	4,413
114	SoftBrands, Inc.(b),(c)	—
10,506	Tableau Software, Inc. "A"(a)	849
18,079	TiVo Corp.	245
3,341	Varonis Systems, Inc.(a)	202
4,683	VASCO Data Security International, Inc.(a)	61
10,667	VMware, Inc. "A"(a)	1,294
		13,476

Technology Distributors (0.7%)

4,284	Anixter International, Inc.(a)	325
13,260	Arrow Electronics, Inc.(a)	1,021
18,437	Avnet, Inc.	770
23,635	CDW Corp.	1,662
2,204	ePlus, Inc.(a)	171
5,507	Insight Enterprises, Inc.(a)	192
1,900	PC Connection, Inc.	47
1,516	PCM, Inc.(a)	13
3,608	ScanSource, Inc.(a)	128
4,401	SYNNEX Corp.	521
1,844	Systemax, Inc.	53
5,204	Tech Data Corp.(a)	443
		5,346

Technology Hardware, Storage, & Peripherals (0.3%)

17,506	3D Systems Corp.(a)	203
5,767	Avid Technology, Inc.(a)	26
3,805	CCUR Holdings, Inc.	18
6,048	Cray, Inc.(a)	125
12,634	Diebold Nixdorf, Inc.	194
6,100	Eastman Kodak Co.(a)	33
7,109	Electronics For Imaging, Inc.(a)	194
5,072	Immersion Corp.(a)	61
5,485	Intevac, Inc.(a)	38
18,598	NCR Corp.(a)	586
17,291	Pure Storage, Inc. "A"(a),(d)	345
5,670	Quantum Corp.(a)	21
6,046	Super Micro Computer, Inc.(a)	103
2,692	TransAct Technologies, Inc.	35
7,417	USA Technologies, Inc.(a)	67
		2,049
	Total Information Technology	147,774

Materials (5.2%)

Aluminum (0.2%)

26,331	Alcoa Corp.(a)	1,184
7,937	Century Aluminum Co.(a)	131
2,778	Kaiser Aluminum Corp.	280
		1,595

Commodity Chemicals (0.5%)

4,587	AdvanSix, Inc.(a)	159
9,923	Cabot Corp.	553
1,620	Hawkins, Inc.	57
3,456	Koppers Holdings, Inc.(a)	142
3,366	Kronos Worldwide, Inc.	76
1,700	Loop Industries, Inc.(a)	25
25,949	Olin Corp.	788
4,189	Trecora Resources(a)	57
3,711	Tredegar Corp.	67

43 | USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

7,002	Trinseo S.A.	$518
13,331	Tronox Ltd. "A"	246
31,346	Valvoline, Inc.	694
5,649	Westlake Chemical Corp.	628
		4,010

Construction Materials (0.2%)

7,609	Eagle Materials, Inc.	784
2,885	Forterra, Inc.(a)	24
17,224	Summit Materials, Inc. "A"(a)	521
2,627	U.S. Concrete, Inc.(a)	159
311	United States Lime & Minerals, Inc.	23
		1,511

Diversified Chemicals (0.3%)

28,557	Chemours Co.	1,391
32,571	Huntsman Corp.	953
2,939	LSB Industries, Inc.(a)	18
		2,362

Diversified Metals & Mining (0.1%)

5,446	Compass Minerals International, Inc.	329
21,436	General Moly, Inc.(a)	8
3,097	Materion Corp.	158
74	U.S. Gold Corp.	—
		495

Fertilizers & Agricultural Chemicals (0.1%)

3,270	AgroFresh Solutions, Inc.(a)	24
3,882	American Vanguard Corp.	78
18,112	Intrepid Potash, Inc.(a)	66
6,384	Scotts Miracle-Gro Co.	548
		716

Forest Products (0.1%)

5,862	Boise Cascade Co.	226
22,936	Louisiana-Pacific Corp.	660
		886

Gold (0.1%)

8,706	Gold Resource Corp.	39
36,703	McEwen Mining, Inc.	77
5,475	Pershing Gold Corp.(a)	11
10,083	Royal Gold, Inc.	866
		993

Industrial Gases (0.0%)

22 MagneGas Corp.(a)—

Metal & Glass Containers (0.6%)

9,688	AptarGroup, Inc.	870
20,191	Berry Global Group, Inc.(a)	1,107
21,282	Crown Holdings, Inc.(a)	1,080
1,017	Greif, Inc. "B"	59
3,637	Greif, Inc. "A"	190
3,762	Myers Industries, Inc.	80
25,629	Owens-Illinois, Inc.(a)	555
12,070	Silgan Holdings, Inc.	336
		4,277

Portfolio of Investments | 44

		Market
Number		Value
of Shares	Security	(000)

Paper Packaging (0.3%)

14,048	Bemis Co., Inc.	$611
49,694	Graphic Packaging Holding Co.	763
15,359	Sonoco Products Co.	745
1,471	UFP Technologies, Inc.(a)	43
		2,162

Paper Products (0.2%)

2,534	Clearwater Paper Corp.(a)	99
9,442	Domtar Corp.	402
13,378	KapStone Paper and Packaging Corp.	459
6,229	Mercer International, Inc.	78
2,503	Neenah Paper, Inc.	196
6,319	PH Glatfelter Co.	130
12,838	Resolute Forest Products, Inc.(a)	107
4,407	Schweitzer-Mauduit International, Inc.	172
5,490	Verso Corp. "A"(a)	92
		1,735

Precious Metals & Minerals (0.0%)

9,302	Golden Minerals Co.(a)	4
15,315	Solitario Zinc Corp.(a)	7
		11

Silver (0.1%)

28,493	Coeur Mining, Inc.(a)	228
61,702	Hecla Mining Co.	226
		454

Specialty Chemicals (1.6%)

4,402	A Schulman, Inc.	189
2,935	Advanced Emissions Solutions, Inc.	34
9,543	Ashland Global Holdings, Inc.	666
34,158	Axalta Coating Systems Ltd.(a)	1,031
4,848	Balchem Corp.	396
21,187	Celanese Corp. "A"	2,123
1,295	Chase Corp.	151
13,135	Ferro Corp.(a)	305
8,081	Flotek Industries, Inc.(a)	49
3,639	FutureFuel Corp.	44
10,983	GCP Applied Technologies, Inc.(a)	319
7,981	HB Fuller Co.	397
6,519	Ingevity Corp.(a)	480
3,017	Innophos Holdings, Inc.	121
3,555	Innospec, Inc.	244
1,469	KMG Chemicals, Inc.	88
4,717	Kraton Corp.(a)	225
5,478	Minerals Technologies, Inc.	367
1,458	NewMarket Corp.	586
6,506	OMNOVA Solutions, Inc.(a)	68
34,204	Platform Specialty Products Corp.(a)	329
12,483	PolyOne Corp.	531
3,954	PQ Group Holdings, Inc.(a)	55
2,000	Quaker Chemical Corp.	296
7,822	Rayonier Advanced Materials, Inc.	168
20,752	RPM International, Inc.	989
7,801	Senomyx, Inc.(a)	7
6,656	Sensient Technologies Corp.	470
2,878	Stepan Co.	240
7,386	Venator Materials plc(a)	134
10,750	WR Grace & Co.	658

45 | USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

233	Yield10 Bioscience, Inc.(a)	$1
		11,761

Steel (0.8%)

48,143	AK Steel Holding Corp.(a)	218
19,439	Allegheny Technologies, Inc.(a)	460
1,955	Ampco-Pittsburgh Corp.	17
7,069	Carpenter Technology Corp.	312
45,149	Cleveland-Cliffs, Inc.(a)	314
17,547	Commercial Metals Co.	359
2,787	Friedman Industries, Inc.	16
2,039	Haynes International, Inc.	76
1,597	Olympic Steel, Inc.	33
11,267	Reliance Steel & Aluminum Co.	966
2,400	Ryerson Holding Corp.(a)	20
4,015	Schnitzer Steel Industries, Inc. "A"	130
36,801	Steel Dynamics, Inc.	1,627
9,743	SunCoke Energy, Inc.(a)	105
2,147	Synalloy Corp.	31
5,808	TimkenSteel Corp.(a)	88
27,323	United States Steel Corp.	961
1,302	Universal Stainless & Alloy Products, Inc.(a)	36
2,392	Warrior Met Coal, Inc.	67
6,911	Worthington Industries, Inc.	297
		6,133
	Total Materials	39,101

Real Estate (6.1%)

Diversified Real Estate Activities (0.1%)

1,011	Consolidated-Tomoka Land Co.	63
1,340	RMR Group, Inc. "A"	94
10,898	St Joe Co.(a)	205
3,190	Tejon Ranch Co.(a)	74
		436

Multi-Sector Holdings (0.0%)

1,486 Rafael Holdings, Inc. "B"(a)	7

Real Estate Development (0.1%)

1,509	Forestar Group, Inc.(a)	32
5,872	Howard Hughes Corp.(a)	817
2,281	Maui Land & Pineapple Co., Inc.(a)	27
511	Stratus Properties, Inc.(a)	15
		891

Real Estate Operating Companies (0.1%)

1,631	American Realty Investors, Inc.(a)	30
1,209	FRP Holdings, Inc.(a)	68
1,073	Griffin Industrial Realty, Inc.	40
20,399	Kennedy-Wilson Holdings, Inc.	355
1,093	Trinity Place Holdings, Inc.(a)	7
4,800	Willscot Corp.(a)	66
		566

Real Estate Services (0.2%)

1,818	Altisource Portfolio Solutions S.A.(a)	48
5,216	HFF, Inc. "A"	259
2,728	Marcus & Millichap, Inc.(a)	99
18,900	Newmark Group, Inc. "A"(a)	287
2,929	RE/MAX Holdings, Inc. "A"	177
21,092	Realogy Holdings Corp.	576

Portfolio of Investments | 46

		Market
Number		Value
of Shares	Security	(000)

1,360	Redfin Corp.(a)	$31
		1,477

REITs - Diversified (1.1%)

10,584	Alexander & Baldwin, Inc.	245
5,923	American Assets Trust, Inc.	198
7,680	Armada Hoffler Properties, Inc.	105
88,392	Colony NorthStar, Inc. "A"	497
19,567	Empire State Realty Trust, Inc. "A"	328
40,744	Forest City Realty Trust, Inc. "A"	825
11,847	Global Net Lease, Inc.	200
24,671	Gramercy Property Trust	536
19,805	Investors Real Estate Trust	103
11,959	iStar, Inc.(a)	122
31,494	Lexington Realty Trust	248
22,607	Liberty Property Trust	898
2,978	One Liberty Properties, Inc.	66
12,466	RAIT Financial Trust	2
9,802	Select Income REIT	191
71,659	Spirit Realty Capital, Inc.	556
26,260	STORE Capital Corp.	652
151,732	VEREIT, Inc.	1,056
11,952	Washington REIT	326
16,708	WP Carey, Inc.	1,036
		8,190

REITs - Health Care (0.6%)

12,118	CareTrust REIT, Inc.	162
2,796	Community Healthcare Trust, Inc.	72
2,946	Global Medical REIT, Inc.	20
31,565	Healthcare Trust of America, Inc. "A"	835
6,172	LTC Properties, Inc.	235
4,425	MedEquities Realty Trust, Inc.	47
55,582	Medical Properties Trust, Inc.	723
6,241	National Health Investors, Inc.	420
14,071	New Senior Investment Group, Inc.	115
30,915	Omega Healthcare Investors, Inc.	836
27,835	Physicians Realty Trust	433
14,098	Quality Care Properties, Inc.(a)	274
35,803	Senior Housing Properties Trust	561
2,237	Universal Health Realty Income Trust	134
		4,867

REITs - Hotel & Resort (0.5%)

32,226	Apple Hospitality REIT, Inc.	566
5,078	Ashford Hospitality Prime, Inc.	49
8,980	Chesapeake Lodging Trust	250
151	Condor Hospitality Trust, Inc.	2
6,587	Hersha Hospitality Trust	118
16,772	LaSalle Hotel Properties	487
31,428	Park Hotels & Resorts, Inc.	849
27,386	RLJ Lodging Trust	532
7,679	Ryman Hospitality Properties, Inc.	595
15,639	Xenia Hotels & Resorts, Inc.	308
		3,756

REITs - Industrial (0.3%)

6,500	Americold Realty Trust	124
14,305	DCT Industrial Trust, Inc.	806
5,115	EastGroup Properties, Inc.	423
2,700	Industrial Logistics Properties Trust(a)	55
840	Innovative Industrial Properties, Inc.	22
12,241	Monmouth Real Estate Investment Corp.	184
12,939	Rexford Industrial Realty, Inc.	373

47 | USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

13,585	STAG Industrial, Inc.	$325
8,380	Terreno Realty Corp.	289
		2,601

REITs - Office (0.8%)

26,057	Brandywine Realty Trust	414
2,998	CIM Commercial Trust Corp.	38
5,013	City Office REIT, Inc.	58
18,064	Columbia Property Trust, Inc.	369
65,203	Cousins Properties, Inc.	566
24,612	Douglas Emmett, Inc.	905
7,189	Easterly Government Properties, Inc.	147
23,986	Hudson Pacific Properties, Inc.	780
14,163	JBG SMITH Properties	477
15,188	Kilroy Realty Corp.	1,078
9,768	NorthStar Realty Europe Corp.	127
33,090	Paramount Group, Inc.	471
21,999	Piedmont Office Realty Trust, Inc. "A"	387
7,404	Tier REIT, Inc.	137
		5,954

REITs - Residential (0.6%)

20,597	American Campus Communities, Inc.	796
39,598	American Homes 4 Rent "A"	795
4,733	Bluerock Residential Growth REIT, Inc.	40
3,601	BRT Apartments Corp.	42
9,073	Front Yard Residential Corp.	91
13,622	Independence Realty Trust, Inc.	125
43,675	Invitation Homes, Inc.	997
4,076	Nexpoint Residential Trust, Inc.	101
6,566	Preferred Apartment Communities, Inc. "A"	93
12,225	Sun Communities, Inc.	1,117
5,693	UMH Properties, Inc.	77
		4,274

REITs - Retail (0.7%)

12,259	Acadia Realty Trust	302
4,285	Agree Realty Corp.	206
553	Alexander's, Inc.	211
4,400	Amerivest Properties, Inc.(b),(c)	—
47,285	Brixmor Property Group, Inc.	721
12,109	Cedar Realty Trust, Inc.	48
48,692	DDR Corp.	357
4,438	Getty Realty Corp.	112
12,411	Kite Realty Group Trust	189
23,288	National Retail Properties, Inc.	914
10,348	Pennsylvania REIT	100
18,131	Retail Opportunity Investments Corp.	320
36,165	Retail Properties of America, Inc. "A"	422
1,841	Saul Centers, Inc.	94
4,194	Seritage Growth Properties	149
15,710	Urban Edge Properties	335
4,981	Urstadt Biddle Properties, Inc. "A"	96
30,002	Washington Prime Group, Inc.	200
18,323	Weingarten Realty Investors	514
7,047	Whitestone REIT	73
		5,363

REITs - Specialized (1.0%)

7,387	CatchMark Timber Trust, Inc. "A"	92
17,915	CoreCivic, Inc.	350
2,295	CorEnergy Infrastructure Trust, Inc.	86
5,210	CoreSite Realty Corp.	522
28,024	CubeSmart	790

Portfolio of Investments | 48

		Market
Number		Value
of Shares	Security	(000)

14,779	CyrusOne, Inc.	$757
5,867	Farmland Partners, Inc.	49
10,488	Four Corners Property Trust, Inc.	242
31,105	Gaming and Leisure Properties, Inc.	1,041
18,374	GEO Group, Inc.	376
1,785	Gladstone Land Corp.	22
6,218	InfraREIT, Inc.	121
1,863	Jernigan Capital, Inc.	34
12,881	Lamar Advertising Co. "A"	820
7,129	Life Storage, Inc.	595
7,009	National Storage Affiliates Trust	176
22,277	Outfront Media, Inc.	418
9,422	PotlatchDeltic Corp.	490
7,599	QTS Realty Trust, Inc. "A"	275
1,418	Safety Income & Growth, Inc.	23
26,939	Uniti Group, Inc.	438
		7,717
	Total Real Estate	46,099

Telecommunication Services (0.9%)

Alternative Carriers (0.2%)

5,978	Cogent Communications Holdings, Inc.	259
62,873	Globalstar, Inc.(a)	43
12,372	Iridium Communications, Inc.(a)	139
12,823	ORBCOMM, Inc.(a)	120
1,832	pdvWireless, Inc.(a)	55
30,027	Vonage Holdings Corp.(a)	320
28,298	Zayo Group Holdings, Inc.(a)	967
		1,903

Integrated Telecommunication Services (0.1%)

1,577	ATN International, Inc.	94
6,259	Cincinnati Bell, Inc.(a)	87
9,996	Consolidated Communications Holdings, Inc.	109
12,098	Frontier Communications Corp.	90
2,127	Hawaiian Telcom Holdco, Inc.(a)	57
2,972	IDT Corp. "B"	19
2,194	Ooma, Inc.(a)	24
28,739	Windstream Holdings, Inc.	40
		520

Wireless Telecommunication Services (0.6%)

6,907	Boingo Wireless, Inc.(a)	171
14,857	NII Holdings, Inc.(a)	31
7,479	Shenandoah Telecommunications Co.	269
3,740	Spok Holdings, Inc.	56
104,044	Sprint Corp.(a)	508
15,218	Telephone & Data Systems, Inc.	426
46,095	T-Mobile US, Inc.(a)	2,814
1,710	United States Cellular Corp.(a)	69
		4,344
	Total Telecommunication Services	6,767

Utilities (2.8%)

Electric Utilities (1.0%)

7,611	ALLETE, Inc.	550
8,369	Avangrid, Inc.	428
6,588	El Paso Electric Co.	336
3,673	Genie Energy Ltd. "B"	18
33,516	Great Plains Energy, Inc.	1,065
17,112	Hawaiian Electric Industries, Inc.	588

49 | USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

7,629	IDACORP, Inc.	$673
5,537	MGE Energy, Inc.	311
31,439	OGE Energy Corp.	1,030
5,878	Otter Tail Corp.	255
11,944	PNM Resources, Inc.	457
13,614	Portland General Electric Co.	552
2,263	Spark Energy, Inc. "A"	27
22,185	Westar Energy, Inc.	1,167
		7,457

Gas Utilities (0.9%)

17,116	Atmos Energy Corp.	1,442
2,612	Chesapeake Utilities Corp.	184
13,759	National Fuel Gas Co.	708
12,980	New Jersey Resources Corp.	520
4,404	Northwest Natural Gas Co.	254
7,794	ONE Gas, Inc.	514
1,321	RGC Resources, Inc.	33
12,485	South Jersey Industries, Inc.	351
7,106	Southwest Gas Holdings, Inc.(a)	481
7,423	Spire, Inc.	537
26,803	UGI Corp.	1,191
7,652	WGL Holdings, Inc.	640
		6,855

Independent Power Producers & Energy Traders (0.2%)

21,754	Dynegy, Inc.(a)	294
6,065	NRG Yield, Inc. "A"	100
9,117	NRG Yield, Inc. "C"	155
43,501	Vistra Energy Corp.(a)	906
		1,455

Multi-Utilities (0.4%)

9,641	Avista Corp.	494
8,064	Black Hills Corp.	438
30,233	MDU Resources Group, Inc.	852
7,217	NorthWestern Corp.	388
2,550	Unitil Corp.	118
13,062	Vectren Corp.	835
		3,125

Renewable Energy (0.1%)

5,791	Ormat Technologies, Inc.	327
13,384	Pattern Energy Group, Inc. "A"	231
7,031	TerraForm Power, Inc. "A"	75
7,641	U.S. Geothermal, Inc.(a)	41
		674

Water Utilities (0.2%)

5,470	American States Water Co.	290
27,284	Aqua America, Inc.	929
1,801	AquaVenture Holdings Ltd.(a)	22
1,250	Artesian Resources Corp. "A"	46
4,834	Cadiz, Inc.(a)	65
7,033	California Water Service Group	262
2,258	Connecticut Water Service, Inc.	137
2,592	Middlesex Water Co.	95
2,322	SJW Group	123
2,157	York Water Co.	67
		2,036
	Total Utilities	21,602
	Total Common Stocks (cost: $502,378)	748,139

Portfolio of Investments | 50

		Market
Number		Value
of Shares	Security	(000)

RIGHTS (0.0%)

Consumer Discretionary (0.0%)

Restaurants (0.0%)

319 Famous Dave's of America, Inc. (a),(b),(c)$ —

Industrials (0.0%)

Heavy Electrical Equipment (0.0%)

8,137 Babcock & Wilcox Enterprises, Inc. (Expires 4/10/18) (a),(b),(c)	—
Total Rights (cost: $0)	—
Total Equity Securities (cost: $502,378)	748,139

MONEY MARKET INSTRUMENTS (0.9%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.9%)

6,437,866 State Street Institutional Treasury Money Market Fund Premier Class, 1.51%(e)
(cost: $6,438)	6,438

Principal Amount (000)

U.S. TREASURY SECURITIES (0.0%)

Bills (0.0%)(f)

$400	1.64%, 06/07/2018(g) (cost: $399)					399
	Total Money Market Instruments (cost: $6,837)					6,837
	Total Investments (cost: $509,215)					$754,976

						Unrealized
						Appreciation/
Number of		Expiration	Notional		Contract	Depreciation
Contracts	Description	Date	Amount (000)		Value (000)	(000)

	FUTURES (1.0%)
	LONG FUTURES
	Equity Contracts
49	Russell 2000 Mini	06/15/2018	USD	3,918	$3,752	$(166)
	Index
20	S&P MidCap 400
	E-mini Index	06/15/2018	USD	3,907	3,766	(141)
	Total Long Futures
					$7,518	$(307)
	Total Futures
					$7,518	$(307)

51 | USAA Extended Market Index Fund

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$ 748,139	$—	$—	$ 748,139
Rights	—	—	—	—
Money Market Instruments:
Government & U.S. Treasury Money Market	6,438	—	—	6,438
Funds
U.S. Treasury Securities	399	—	—	399
Total	$754,976	$—	$—	$754,976
Liabilities	LEVEL 1	LEVEL 2	LEVEL 3	Total
Futures(1)	$ (307)	$—	$—	$ (307)

Total	$(307)	$—	$—	$(307)

(1) Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of January 1, 2018, through March 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 52

NOTES TO PORTFOLIO

OF INVESTMENTS

March 31, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Extended Market Index Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized

53 | USAA Extended Market Index Fund

in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

3.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

4.Repurchase agreements are valued at cost.

5.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

6.Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

7.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Notes to Portfolio of Investments | 54

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or 5 business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At March 31, 2018, the Fund had no securities on loan.

D.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at March 31, 2018, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for

55 | USAA Extended Market Index Fund

the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $754,599,000 at March 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

F.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No.

33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No.

33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

CATEGORIES AND DEFINITIONS

Rights – Enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

Notes to Portfolio of Investments | 56

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REITs Real estate investment trusts - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES

(a)Non-income-producing security.

(b)Security was fair valued at March 31, 2018, by USAA Asset Management Company in accordance with valuation procedures approved by the USAA Mutual Funds Trust's Board of Trustees. The total value of all such securities was zero.

(c)Security was fair valued at Level 3.

(d)Restricted security that is not registered under the Securities Act of 1933.

(e)Rate represents the money market fund annualized seven-day yield at March 31, 2018.

(f)Rate represents an annualized yield at time of purchase, not coupon rate.

(g)Securities with a value of $399,000 are segregated as collateral for initial margin requirements on open futures contracts.

57 | USAA Extended Market Index Fund

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA FLEXIBLE INCOME FUND

MARCH 31, 2018

(Form N-Q)

97758-0518	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Flexible Income Fund

March 31, 2018 (unaudited)

Principal		Coupon		Market
Amount				Value
(000)	Security	Rate	Maturity	(000)

BONDS (57.5%)

ASSET-BACKED SECURITIES (2.1%)

Financials (2.1%)

Asset-Backed Financing (2.1%)

$1,000	Avis Budget Rental Car Funding
	AESOP, LLC(a),(b)	3.75%	7/20/2020	$999
442	SCF Equipment Leasing, LLC(a),(b)	3.41	12/20/2023	436
	Total Financials			1,435
	Total Asset-Backed Securities (cost: $1,439)			1,435

COLLATERALIZED MORTGAGE OBLIGATION (3.1%)

Financials (3.1%)

154	Countrywide Alternative Loan Trust	5.05(c)	3/25/2035	—
428	Sequoia Mortgage Trust (1 mo. LIBOR +
	0.90%)	2.72(d)	9/20/2033	417
1,406	Structured Asset Mortgage Investments,
	Inc. (1 mo. LIBOR + 0.50%)	2.31(d)	7/19/2035	1,309
447	Wells Fargo Mortgage Backed Securities
	Trust	4.01(c)	4/25/2035	436
	Total Financials			2,162
	Total Collateralized Mortgage Obligation (cost: $2,247)			2,162

COMMERCIAL MORTGAGE SECURITIES (2.4%)

Financials (2.4%)

Commercial Mortgage-Backed Securities (0.9%)

1,000 Citigroup Commercial Mortgage Trust(b)	6.18(c)	12/10/2049	638

Interest-Only Commercial Mortgage Backed Securities (1.5%)

15,878	GS Mortgage Securities Trust , acquired
	1/02/2014; cost $647(a),(e)	0.67(c)	3/10/2044	258
33,234	JPMBB Commercial Mortgage Securities
	Trust , acquired 4/30/2014; cost
	$2,169(e)	1.14(c)	4/15/2047	803
				1,061
	Total Financials			1,699
	Total Commercial Mortgage Securities (cost: $1,765)			1,699

1| USAA Flexible Income Fund

Principal		Coupon		Market
Amount				Value
(000)	Security	Rate	Maturity	(000)

CONVERTIBLE SECURITIES (3.0%)

Materials (3.0%)

Gold (3.0%)

$1,950 Hycroft Mining Corp., acquired
10/21/2015-3/30/2018; cost
$1,818(e),(f),(g),(h) (cost: $1,913)	15.00%(i)	10/22/2020	$2,067

CORPORATE OBLIGATIONS (10.5%)

Consumer Discretionary (3.4%)

Department Stores (0.8%)

683 Neiman Marcus Group Ltd., LLC (1 mo.
LIBOR + 3.25%) (j)	4.94	10/25/2020	592

Specialty Stores (2.6%)

989	Academy Ltd. (3 mo. LIBOR + 4.00%) (j)	5.78	7/01/2022	792
1,000	Guitar Center, Inc. (a),(b)	6.50	4/15/2019	1,001
				1,793
	Total Consumer Discretionary			2,385

Consumer Staples (1.4%)

Food Retail (1.4%)

1,000 BI-LO, LLC & BI-LO Finance Corp. (a),(k)	9.25	2/15/2019	1,004

Energy (2.5%)

Oil & Gas Storage & Transportation (2.5%)

2,000 Southern Union Co. (3 mo. LIBOR +
3.02%) (b)	4.79(d)	11/01/2066	1,712

Health Care (1.7%)

Health Care Facilities (1.7%)

2,000 Community Health Systems, Inc. (k)	6.88	2/01/2022	1,167

Real Estate (1.5%)

Real Estate Development (1.5%)

950 Crescent Communities, LLC & Crescent
Ventures, Inc. (a),(b)	8.87	10/15/2021	1,005
Total Corporate Obligations (cost: $6,997)			7,273

EURODOLLAR AND YANKEE OBLIGATIONS (0.7%)

Energy (0.7%)

Oil & Gas Drilling (0.7%)

3,648 Schahin II Finance Co. SPV
Ltd. (a),(l) (cost: $2607)	5.88	9/25/2023	483
Total Eurodollar and Yankee Obligations (cost: $2,607)			483

U.S. TREASURY SECURITIES (35.7%)

Bonds (35.7%)(m)

2,000	3.00%, 5/15/2045 (n)	2,013
3,000	3.00%, 11/15/2045 (b)	3,018
10,000	3.00%, 5/15/2047 (STRIPS Principal)(o)	4,197

Portfolio of Investments | 2

Principal		Market
Amount		Value
(000)	Security	(000)

$2,000	3.02%, 5/15/2045 (STRIPS Principal)(o)	$892
32,000	3.09%, 8/15/2044 (STRIPS Principal)(o)	14,626
	Total U.S. Treasury Securities (cost: $24,163)	24,746
	Total Bonds (cost: $41,131)	39,865

Number
of Shares

	EQUITY SECURITIES (27.4%)
	COMMON STOCKS (19.5%)
	Energy (3.5%)
	Integrated Oil & Gas (2.1%)
300,000	Gazprom PJSC	1,479
	Oil & Gas Storage & Transportation (1.4%)
100,000	Enbridge Energy Partners, LP(b)	964
	Total Energy	2,443
	Financials (1.2%)
	Asset Management & Custody Banks (1.2%)
130,000	Prospect Capital Corp.(k)	852
	Materials (14.8%)
	Diversified Metals & Mining (3.5%)
500,000	Ivanhoe Mines Ltd. "A"(p)	1,056
1,503,600	Northern Dynasty Minerals(k),(p)	1,362
		2,418
	Gold (9.9%)
174,500	Alamos Gold, Inc. "A"	909
100,000	Goldcorp, Inc.	1,382
49,180	Hycroft Mining Corp., , acquired 5/30/2014-5/21/2015; cost $4,195(e),(f),(g),(p),(q)	5
300,000	Kinross Gold Corp.(p)	1,185
42,000	Newmont Mining Corp.	1,641
400,000	Novagold Resources, Inc.(k),(p)	1,732
		6,854
	Silver (1.4%)
47,000	Wheaton Precious Metals Corp.	957
	Total Materials	10,229
	Total Common Stocks (cost: $18,905)	13,524
	INVESTMENT COMPANIES (2.8%)
134,502	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund (b) (cost: $1,952)	1,952
	PREFERRED STOCKS (5.1%)
	Consumer Staples (1.4%)
	Agricultural Products (1.4%)
10,000	Dairy Farmers of America, Inc., 7.87%(a)	1,009

3| USAA Flexible Income Fund

		Market
Number		Value
of Shares	Security	(000)

Energy (2.5%)

Oil & Gas Exploration & Production (2.5%)

3,000 Chesapeake Energy Corp., 5.75%(a)$ 1,705

Telecommunication Services (1.2%)

Alternative Carriers (1.2%)

40,000		Qwest Corp., 6.50%			861
		Total Preferred Stocks (cost: $5,185)			3,575
		Total Equity Securities (cost: $26,042)			19,051

Principal			Coupon
Amount
(000)			Rate	Maturity

		MONEY MARKET INSTRUMENTS (14.9%)
		COMMERCIAL PAPER (14.4%)
	$661	Alliant Energy Corp. (a)	2.25%	4/05/2018	661
	680	Ameren Illinois Co.	2.15	4/11/2018	680
	680	Bell Canada (a)	2.34	4/20/2018	679
	680	Canadian Natural Resources (a)	2.60	4/25/2018	679
	680	Dr Pepper Snapple Group (a)	2.26	4/06/2018	680
	500	Enbridge Energy Partners, LP (a)	2.70	4/12/2018	500
	650	Energy Transfer Partners (a)	2.40	4/04/2018	650
	430	Hyundai Capital America (a)	2.38	4/24/2018	429
	680	Newell Brands, Inc. (a)	2.50	4/10/2018	679
	680	Plains All American Pipeline (a)	2.85	4/10/2018	679
	590	PPL Electric Utilities Corp. (a)	2.40	4/18/2018	589
	500	Public Service Enterprise Group, Inc. (a)	2.25	4/06/2018	500
	680	Puget Sound Energy Capital	2.30	4/02/2018	680
	680	Sempra Energy (a)	2.40	4/17/2018	679
	680	Southern Co. Gas Capital (a)	2.45	4/23/2018	679
	495	Spectra Energy Partners (a)	2.20	4/09/2018	495
		Total Commercial Paper (cost: $9,938)			9,938

Number

of Shares

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.5%)

366,683 State Street Institutional Treasury Money Market Fund Premier Class, 1.51%(b)(r)
(cost: $367)	367
Total Money Market Instruments (cost: $10,305)	10,305

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (4.4%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (4.4%)

36,850	Federated Government Obligations Fund Institutional Class, 1.51%(r)	37
543,548	Fidelity Government Portfolio Class I, 1.49%(r)	544
369,316	Goldman Sachs Financial Square Government Fund Institutional Class, 1.61%(r)	369
4,900	HSBC US Government Money Market Fund Class I, 1.59%(r)	5
771,249	Invesco Government & Agency Portfolio Institutional Class, 1.55%(r)	771
316,960	Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional
	Class, 1.58%(r)	317

Portfolio of Investments | 4

						Market
Number						Value
of Shares	Security					(000)

1,024,130 Western Asset Institutional Government Reserves Institutional Class, 1.50%(r)						$1,024
	Total Short-Term Investments Purchased with Cash Collateral from Securities
	Loaned (cost: $3,067)					3,067
	Total Investments (cost: $80,545)					$72,288

						Unrealized
						Appreciation/
Number of		Expiration	Notional	Contract		Depreciation
Contracts	Description	Date	Amount (000)	Value (000)		(000)

	FUTURES (19.3%)
	SHORT FUTURES
	Equity Contracts
175	Russell 2000 Mini	06/15/2018	USD	(14,010)	$(13,398)	$612
	Total Short Futures				$(13,398)	$612
	Total Futures				$(13,398)	$612
($ in 000s)		VALUATION HIERARCHY

Assets		LEVEL 1		LEVEL 2	LEVEL 3	Total
Bonds:
Asset-Backed Securities			$—	$1,435	$—	$1,435
Collateralized Mortgage Obligation			—	2,162	—	2,162
Commercial Mortgage Securities			—	1,699	—	1,699
Convertible Securities			—	—	2,067	2,067
Corporate Obligations			—	7,273	—	7,273
Eurodollar and Yankee Obligations			—	483	—	483
U.S. Treasury Securities			5,031	19,715	—	24,746
Equity Securities:
Common Stocks			13,519	—	5	13,524
Investment Companies			1,952	—	—	1,952
Preferred Stocks			—	3,575	—	3,575
Money Market Instruments:
Commercial Paper			—	9,938	—	9,938
Government & U.S. Treasury Money Market			367	—	—	367
Funds
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market			3,067	—	—	3,067
Funds
Futures(1)			612	—	—	612
Total		$24,548		$46,280	$2,072	$72,900

(1) Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

5| USAA Flexible Income Fund

RECONCILIATION OF LEVEL 3 INVESTMENTS

	Convertible	Common
($ in 000s)	Securities	Stocks

Balance as of December 31, 2017	$ 2,482	$1
Purchases	70	–
Sales	–	–
Transfers into Level 3	–	–
Transfers out of Level 3	–	–
Net realized gain (loss) on investments	–	–
Change in net unrealized appreciation/(depreciation) of investments	(485)	4
Balance as of March 31, 2018	$2,067	$5

For the period of January 1, 2018, through March 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS*

	Fair Value at		Significant
	March 31, 2018	Valuation	Unobservable
Assets	($ in 000's)	Technique(s)	Input(s)	Range

Bonds:
Convertible Securities	$2,067	Market	Average Value Per	$54.13
		Comparables	Recoverable Ounce(a)
			Comparable Discount	40%
			Adjustment(b)

(a)Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.

(b)Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

* Quantitative Information table includes certain Level 3 securities using valuation models.

Increases in the earnings before interest, taxes, depreciation, and amortization (EBITDA), revenue multiples, transaction prices, average value per recoverable ounce, or earnings per share will increase the value of the security while an increase in the discount for lack of marketability will decrease the value of the security.

Portfolio of Investments | 6

NOTES TO PORTFOLIO

OF INVESTMENTS

March 31, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Flexible Income Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Flexible Income Fund Shares (Fund Shares), Flexible Income Fund Institutional Shares (Institutional Shares), and Flexible Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional

7| USAA Flexible Income Fund

information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

Notes to Portfolio of Investments | 8

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

9| USAA Flexible Income Fund

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by last quoted price. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

The methods used may include valuation models that rely on significant assumptions and/or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or 5 business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At March 31, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$2,740,000	$—	$3,067,000

D.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets

Notes to Portfolio of Investments | 10

with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at March 31, 2018, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

F.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $69,343,000 at March 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

Investments in foreign securities were 16.2% of net assets at March 31, 2018.

G.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No.

33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the

11 | USAA Flexible Income Fund

information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

H.Upcoming Accounting Pronouncement – In March 2017, The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statement disclosures.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages paydown.

Notes to Portfolio of Investments | 12

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

LIBOR	London Interbank Offered Rate
STRIPS	Separate trading of registered interest and principal of securities

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by the USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(b)The security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2018.

(c)Stated interest rates may change slightly over time as underlying mortgages paydown.

(d)Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at March 31, 2018.

(e)Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by the USAA Mutual Funds Trust's Board of Trustees. The aggregate market value of these securities at March 31, 2018, was $3,133,000, which represented 4.5% of the Fund's net assets.

(f)Security was fair valued at March 31, 2018, by USAA Asset Management Company in accordance with valuation procedures approved by the USAA Mutual Funds Trust's Board of Trustees. The total value of all such securities was $2,072,000, which represented 3.0% of the Fund's net assets.

13 | USAA Flexible Income Fund

(g)Security was fair valued at Level 3.

(h)Pay-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(i)All of the coupon is PIK.

(j)Senior loan (loan) – is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the all in interest rate of all contracts within the loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at March 31, 2018. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by USAA Asset Management Company, under liquidity guidelines approved by the USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(k)The security, or a portion thereof, was out on loan as of March 31, 2018.

(l)At March 31, 2018, the issuer was in default with respect to interest and/or principal payments.

(m)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

(n)Securities with a value of $2,013,000 are segregated as collateral for initial margin requirements on open futures contracts.

(o)Zero-coupon security. Rate represents the effective yield at the date of purchase.

(p)Non-income-producing security.

(q)Restricted security that is not registered under the Securities Act of 1933.

(r)Rate represents the money market fund annualized seven-day yield at March 31, 2018.

Notes to Portfolio of Investments | 14

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA GLOBAL MANAGED VOLATILITY FUND

MARCH 31, 2018

(Form N-Q)

88396-0518	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Global Managed Volatility Fund

March 31, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (95.0%)

COMMON STOCKS (32.7%)

Consumer Discretionary (3.9%)

Advertising (0.1%)

21,797	Interpublic Group of Companies, Inc.	$502
10,000	Omnicom Group, Inc.	727
		1,229

Apparel Retail (0.4%)

20,590	Gap, Inc.	642
16,000	Ross Stores, Inc.	1,248
14,010	TJX Companies, Inc.	1,143
		3,033

Apparel, Accessories & Luxury Goods (0.3%)

390	Hanesbrands, Inc.	7
17,400	Michael Kors Holdings Ltd.(a)	1,080
4,960	PVH Corp.	751
1,130	Ralph Lauren Corp.	127
9,810	VF Corp.	727
		2,692

Auto Parts & Equipment (0.1%)

4,820 Aptiv plc(b)	409

Automobile Manufacturers (0.1%)

40,070 Ford Motor Co.	444

Automotive Retail (0.1%)

12,710 AutoNation, Inc.(a)	594

Broadcasting (0.1%)

23,480 Discovery Communications, Inc.(a),(b)	458

Cable & Satellite (0.2%)

45,440	Comcast Corp. "A"	1,553
10,020	Liberty Media Corp-Liberty SiriusXM(a)	409
		1,962

Casinos & Gaming (0.1%)

8,930 Las Vegas Sands Corp.	642

Computer & Electronics Retail (0.1%)

14,729 Best Buy Co., Inc.	1,031

1| USAA Global Managed Volatility Fund

		Market
Number		Value
of Shares	Security	(000)

Consumer Electronics (0.0%)

6,770 Garmin Ltd.$ 399

Department Stores (0.2%)

11,970	Kohl's Corp.	784
23,250	Macy's, Inc.	692
		1,476

Distributors (0.1%)

4,720 Genuine Parts Co.	424

General Merchandise Stores (0.2%)

3,730	Dollar General Corp.	349
13,877	Target Corp.	963
		1,312

Home Furnishings (0.0%)

2,050	Leggett & Platt, Inc.	91
1,110	Mohawk Industries, Inc.(a)	258
		349

Home Improvement Retail (0.2%)

6,150	Home Depot, Inc.	1,096
10,050	Lowe's Cos., Inc.	882
		1,978

Hotels, Resorts & Cruise Lines (0.4%)

21,353	Carnival Corp.	1,400
6,580	Hilton Worldwide Holdings, Inc.(b)	518
2,990	Marriott International, Inc. "A"	407
3,000	Royal Caribbean Cruises Ltd.	353
7,520	Wyndham Worldwide Corp.	861
		3,539

Internet & Direct Marketing Retail (0.2%)

770	Amazon.com, Inc.(a)	1,115
240	Booking Holdings, Inc.(a),(b)	499
		1,614

Leisure Products (0.1%)

7,940 Hasbro, Inc.	669

Movies & Entertainment (0.4%)

22,600	Time Warner, Inc.	2,137
14,860	Walt Disney Co.	1,493
		3,630

Restaurants (0.5%)

11,664	Darden Restaurants, Inc.	995
4,100	McDonald's Corp.	641
13,270	Starbucks Corp.	768
22,940	Yum! Brands, Inc.	1,953
		4,357

Specialized Consumer Services (0.0%)

12,328 H&R Block, Inc.	313

|2

		Market
Number		Value
of Shares	Security	(000)

Specialty Stores (0.0%)

4,930 Tractor Supply Co.	$311
Total Consumer Discretionary	32,865

Consumer Staples (3.5%)

Agricultural Products (0.3%)

19,788	Archer-Daniels-Midland Co.	858
14,374	Ingredion, Inc.	1,853
		2,711

Brewers (0.1%)

7,120 Molson Coors Brewing Co. "B"	536

Distillers & Vintners (0.1%)

9,112	Brown-Forman Corp. "B"	496
1,610	Constellation Brands, Inc. "A"	367
		863

Drug Retail (0.1%)

7,520	CVS Health Corp.	468
7,960	Walgreens Boots Alliance, Inc.	521
		989

Food Distributors (0.1%)

9,280 Sysco Corp.	556

Household Products (1.1%)

38,820	Church & Dwight Co., Inc.	1,955
11,850	Clorox Co.	1,577
16,670	Kimberly-Clark Corp.	1,836
47,658	Procter & Gamble Co.	3,778
4,189	Spectrum Brands Holdings, Inc.	435
		9,581

Hypermarkets & Super Centers (0.1%)

3,790	Costco Wholesale Corp.	714
5,820	Walmart, Inc.	518
		1,232

Packaged Foods & Meats (0.8%)

17,186	Campbell Soup Co.	744
10,890	Conagra Brands, Inc.	402
3,380	General Mills, Inc.	152
15,690	Hershey Co	1,553
15,761	Hormel Foods Corp.	541
7,140	JM Smucker Co	885
5,560	Kellogg Co.	362
23,719	Tyson Foods, Inc. "A"	1,736
		6,375

Personal Products (0.0%)

2,440 Estee Lauder Companies, Inc. "A"	365

Soft Drinks (0.6%)

21,950	Coca-Cola Co.	953
5,710	Monster Beverage Corp.(a),(b)	327
31,230	PepsiCo, Inc.	3,409
		4,689

3| USAA Global Managed Volatility Fund

		Market
Number		Value
of Shares	Security	(000)

Tobacco (0.2%)

22,300 Altria Group, Inc.	$1,390
Total Consumer Staples	29,287

Energy (1.9%)

Integrated Oil & Gas (0.6%)

22,154	Chevron Corp.	2,527
21,380	Exxon Mobil Corp.	1,595
12,290	Occidental Petroleum Corp.	798
		4,920

Oil & Gas Equipment & Services (0.0%)

12,540 TechnipFMC plc(b)	369

Oil & Gas Exploration & Production (0.4%)

6,460	Cimarex Energy Co.	604
18,660	ConocoPhillips	1,107
18,460	Devon Energy Corp.	587
2,940	Diamondback Energy, Inc.(a)	372
21,840	Newfield Exploration Co.(a)	533
		3,203

Oil & Gas Refining & Marketing (0.8%)

11,850	Andeavor(b)	1,192
18,050	HollyFrontier Corp.	882
19,020	Marathon Petroleum Corp.	1,391
19,980	Phillips 66	1,916
15,870	Valero Energy Corp.	1,472
		6,853

Oil & Gas Storage & Transportation (0.1%)

7,600	ONEOK, Inc.	433
22,060	Williams Companies, Inc.	548
		981
	Total Energy	16,326

Financials (4.5%)

Asset Management & Custody Banks (0.4%)

2,050	Affiliated Managers Group, Inc.(b)	389
4,720	Ameriprise Financial, Inc.	698
720	BlackRock, Inc.	390
9,970	Eaton Vance Corp.	555
6,660	SEI Investments Co.	499
2,870	State Street Corp.	286
4,690	T. Rowe Price Group, Inc.	506
		3,323

Consumer Finance (0.5%)

23,180	Ally Financial, Inc.(b)	629
18,690	American Express Co.	1,744
4,760	Capital One Financial Corp.	456
7,330	Discover Financial Services	527
11,730	Synchrony Financial(b)	393
		3,749

Diversified Banks (0.4%)

12,010	Citigroup, Inc.	811
14,792	J.P.Morgan Chase & Co.	1,627

|4

		Market
Number		Value
of Shares	Security	(000)

12,480	U.S. Bancorp	$630
		3,068

Financial Exchanges & Data (0.2%)

2,600	Cboe Global Markets, Inc.	297
1,830	CME Group, Inc.	296
1,870	Moody's Corp.	301
3,480	MSCI, Inc.	520
2,920	S&P Global, Inc.	558
		1,972

Investment Banking & Brokerage (0.1%)

5,800	E*TRADE Financial Corp.(a)	321
5,460	TD Ameritrade Holding Corp.	324
		645

Life & Health Insurance (0.4%)

61,312	AFLAC, Inc.	2,683
110	Athene Holding Ltd. "A"(a)	5
11,900	Torchmark Corp.	1,002
		3,690

Multi-Line Insurance (0.3%)

4,670	American Financial Group, Inc.	524
31,959	Loews Corp.	1,589
		2,113

Multi-Sector Holdings (0.1%)

6,190 Berkshire Hathaway, Inc. "B"(a)	1,235

Property & Casualty Insurance (0.8%)

22,187	Allstate Corp.	2,103
9,390	Cincinnati Financial Corp.	697
10,170	FNF Group(b)	407
22,080	Progressive Corp.	1,346
16,317	Travelers Cos., Inc.	2,266
		6,819

Regional Banks (0.3%)

18,920	Citizens Financial Group, Inc.(b)	794
6,530	East West Bancorp, Inc.	409
23,970	Fifth Third Bancorp	761
1,820	M&T Bank Corp.	336
980	PNC Financial Services Group, Inc.	148
22,770	Regions Financial Corp.	423
		2,871

Reinsurance (0.3%)

13,794 Reinsurance Group of America, Inc.	2,124

REITs - Mortgage (0.5%)

92,212	AGNC Investment Corp.	1,745
220,634	Annaly Capital Management, Inc.	2,301
		4,046

REITs - Residential (0.2%)

20,246 Camden Property Trust	1,704
Total Financials	37,359

5| USAA Global Managed Volatility Fund

		Market
Number		Value
of Shares	Security	(000)

Health Care (4.4%)

Biotechnology (0.7%)

7,090	AbbVie, Inc.	$671
2,180	Alnylam Pharmaceuticals, Inc.(a)	260
7,022	Amgen, Inc.	1,197
3,300	Biogen, Inc.(a)	904
6,760	Celgene Corp.(a)	603
13,915	Gilead Sciences, Inc.	1,049
410	Regeneron Pharmaceuticals, Inc.(a)	141
6,110	United Therapeutics Corp.(a)	686
		5,511

Health Care Distributors (0.2%)

6,934	AmerisourceBergen Corp.	598
8,730	Cardinal Health, Inc.	547
4,170	McKesson Corp.	587
		1,732

Health Care Equipment (0.4%)

8,630	Abbott Laboratories	517
860	Intuitive Surgical, Inc.(a)	355
18,940	Medtronic plc	1,520
6,670	Varian Medical Systems, Inc.(a)	818
		3,210

Health Care Facilities (0.2%)

6,316	HCA Healthcare, Inc.	613
7,390	Universal Health Services, Inc. "B"	875
		1,488

Health Care Services (0.6%)

11,400	Express Scripts Holding Co.(a)	788
10,261	Laboratory Corp. of America Holdings(a)	1,660
21,819	Quest Diagnostics, Inc.	2,188
		4,636

Health Care Supplies (0.0%)

1,730 Align Technology, Inc.(a)	434

Health Care Technology (0.0%)

7,420 Cerner Corp.(a)	430

Life Sciences Tools & Services (0.4%)

21,140	Agilent Technologies, Inc.	1,414
520	Mettler-Toledo International, Inc.(a)	299
2,040	Thermo Fisher Scientific, Inc.	421
4,060	Waters Corp.(a)	807
		2,941

Managed Health Care (0.9%)

2,330	Aetna, Inc.	394
8,132	Anthem, Inc.	1,787
6,240	Centene Corp.(a)	667
5,667	Cigna Corp.	950
3,638	Humana, Inc.	978
13,280	UnitedHealth Group, Inc.	2,842
		7,618

|6

		Market
Number		Value
of Shares	Security	(000)

Pharmaceuticals (1.0%)

7,030	Bristol-Myers Squibb Co.	$445
12,160	Eli Lilly & Co.	941
5,540	Jazz Pharmaceuticals plc(a)	836
12,330	Johnson & Johnson	1,580
8,820	Merck & Co., Inc.	480
11,860	Mylan N.V.(a)	488
83,450	Pfizer, Inc.	2,962
8,260	Zoetis, Inc.	690
		8,422
	Total Health Care	36,422

Industrials (2.6%)

Aerospace & Defense (0.9%)

2,260	Boeing Co.	741
7,064	General Dynamics Corp.	1,560
3,282	Huntington Ingalls Industries, Inc.	846
8,010	Lockheed Martin Corp.	2,707
2,550	Raytheon Co.	550
9,860	United Technologies Corp.	1,241
		7,645

Agriculture & Farm Machinery (0.1%)

5,920	AGCO Corp.	384
1,970	Deere & Co.	306
		690

Airlines (0.1%)

7,200 Southwest Airlines Co.	412

Building Products (0.1%)

7,150	Fortune Brands Home & Security, Inc.	421
6,580	Owens Corning	529
		950

Construction Machinery & Heavy Trucks (0.2%)

2,860	Caterpillar, Inc.	422
3,210	Cummins, Inc.	520
7,590	PACCAR, Inc.	502
		1,444

Electrical Components & Equipment (0.1%)

2,180	Acuity Brands, Inc.	303
5,700	Eaton Corp. plc	456
		759

Environmental & Facilities Services (0.4%)

30,645	Republic Services, Inc.	2,030
20,487	Waste Management, Inc.	1,723
		3,753

Industrial Conglomerates (0.2%)

3,970	3M Co.	871
6,150	Honeywell International, Inc.	889
		1,760

Industrial Machinery (0.3%)

3,620 IDEX Corp.(b)	516

7| USAA Global Managed Volatility Fund

		Market
Number		Value
of Shares	Security	(000)

2,340	Illinois Tool Works, Inc.	$366
4,560	Ingersoll-Rand plc	390
2,880	Snap-on, Inc.	425
6,023	Stanley Black & Decker, Inc.	923
		2,620

Trading Companies & Distributors (0.1%)

3,500 United Rentals, Inc.(a)	605

Trucking (0.1%)

2,560 AMERCO	884
Total Industrials	21,522

Information Technology (7.4%)

Application Software (0.3%)

2,230	Adobe Systems, Inc.(a)	482
9,650	Citrix Systems, Inc.(a)	895
5,850	Intuit, Inc.	1,014
		2,391

Communications Equipment (0.5%)

2,050	Arista Networks, Inc.(a),(b)	523
5,770	F5 Networks, Inc.(a)	835
22,170	Juniper Networks, Inc.	539
22,050	Motorola Solutions, Inc.	2,322
		4,219

Data Processing & Outsourced Services (2.1%)

3,700	Alliance Data Systems Corp.	788
5,270	Automatic Data Processing, Inc.	598
25,190	Broadridge Financial Solutions, Inc.	2,763
6,440	Fidelity National Information Services, Inc.	620
54,830	First Data Corp. "A"(a),(b)	877
33,160	Fiserv, Inc.(a)	2,365
460	FleetCor Technologies, Inc.(a)	93
16,250	Jack Henry & Associates, Inc.	1,965
11,460	Mastercard, Inc. "A"	2,007
16,450	Paychex, Inc.	1,013
6,180	PayPal Holdings, Inc.(a),(b)	469
39,090	Sabre Corp.(b)	839
7,960	Square, Inc. "A"(a),(b)	392
11,408	Total System Services, Inc.	984
5,250	Visa, Inc. "A"	628
16,570	Western Union Co	319
6,930	Worldpay, Inc. "A"(a)	570
		17,290

Electronic Components (0.1%)

8,440 Amphenol Corp. "A"	727

Electronic Equipment & Instruments (0.0%)

5,630 Cognex Corp.	293

Electronic Manufacturing Services (0.2%)

25,866	Flex Ltd.(a)	422
1,440	IPG Photonics Corp.(a)	336
12,520	TE Connectivity Ltd.	1,251
		2,009

|8

		Market
Number		Value
of Shares	Security	(000)

Home Entertainment Software (0.1%)

2,510	Electronic Arts, Inc.(a)	$304
3,210	Take-Two Interactive Software, Inc.(a)	314
		618

Internet Software & Services (0.7%)

9,460	Akamai Technologies, Inc.(a)	672
1,280	Alphabet, Inc. "C"(a)	1,321
20,111	eBay, Inc.(a)	809
24,860	VeriSign, Inc.(a),(c)	2,947
		5,749

IT Consulting & Other Services (1.1%)

23,920	Accenture plc "A"	3,672
25,510	Cognizant Technology Solutions Corp. "A"	2,053
10,610	DXC Technology Co.(b)	1,067
8,310	International Business Machines Corp.	1,275
17,990	Leidos Holdings, Inc.	1,176
		9,243

Semiconductor Equipment (0.1%)

90	KLA-Tencor Corp.	10
2,760	Lam Research Corp.	561
		571

Semiconductors (0.8%)

24,044	Intel Corp.	1,252
11,819	Maxim Integrated Products, Inc.	712
16,530	Micron Technology, Inc.(a)	862
2,310	NVIDIA Corp.	535
7,090	Skyworks Solutions, Inc.	711
20,343	Texas Instruments, Inc.	2,114
11,177	Xilinx, Inc.	807
		6,993

Systems Software (0.9%)

61,220	CA, Inc.	2,075
24,660	Microsoft Corp.	2,251
39,604	Oracle Corp.	1,812
5,190	Red Hat, Inc.(a)	776
2,630	ServiceNow, Inc.(a)	435
61	VMware, Inc. "A"(a)	7
		7,356

Technology Distributors (0.1%)

11,760 Arrow Electronics, Inc.(a)	906

Technology Hardware, Storage, & Peripherals (0.4%)

487	Apple, Inc.	82
39,330	Hewlett Packard Enterprise Co.(b)	690
30,980	HP, Inc.	679
3,973	NetApp, Inc.	245
6,520	Seagate Technology plc	381
7,810	Western Digital Corp.	721
11,130	Xerox Corp.(a)	320
		3,118
	Total Information Technology	61,483

9| USAA Global Managed Volatility Fund

		Market
Number		Value
of Shares	Security	(000)

Materials (0.6%)

Commodity Chemicals (0.1%)

9,340 LyondellBasell Industries N.V. "A"$ 987

Diversified Chemicals (0.0%)

4,573 Eastman Chemical Co.	483

Paper Packaging (0.3%)

9,030	Avery Dennison Corp.	959
11,310	International Paper Co.	604
520	Packaging Corp. of America	59
9,190	WestRock Co.(b)	590
		2,212

Specialty Chemicals (0.2%)

4,850	Celanese Corp. "A"	486
9,210	PPG Industries, Inc.	1,028
		1,514
	Total Materials	5,196

Real Estate (1.6%)

REITs - Diversified (0.2%)

30,633	Liberty Property Trust	1,217
120,410	VEREIT, Inc.	838
		2,055

REITs - Health Care (0.2%)

30,724 Ventas, Inc.	1,522

REITs - Hotel & Resort (0.0%)

28,290 Host Hotels & Resorts, Inc.	527

REITs - Industrial (0.1%)

13,091 Prologis, Inc.	825

REITs - Office (0.1%)

1,540	SL Green Realty Corp.	149
8,990	Vornado Realty Trust	605
		754

REITs - Residential (0.9%)

13,710	AvalonBay Communities, Inc.	2,255
28,030	Equity Residential	1,727
4,407	Essex Property Trust, Inc.	1,061
24,650	Mid-America Apartment Communities, Inc.	2,249
		7,292

REITs - Specialized (0.1%)

3,380	American Tower Corp.	491
1,720	Public Storage	345
		836
	Total Real Estate	13,811

Telecommunication Services (0.4%)

Alternative Carriers (0.1%)

11,880 Zayo Group Holdings, Inc.(a),(b)	406

|10

		Market
Number		Value
of Shares	Security	(000)

Integrated Telecommunication Services (0.3%)

34,490	AT&T, Inc.	$1,229
32,280	Verizon Communications, Inc.	1,544
		2,773

Wireless Telecommunication Services (0.0%)

74,910	Sprint Corp.(a)	365
540	T-Mobile US, Inc.(a)	33
		398
	Total Telecommunication Services	3,577

Utilities (1.9%)

Electric Utilities (1.4%)

23,800	American Electric Power Co., Inc.	1,632
32,370	Eversource Energy	1,907
14,510	Exelon Corp.	566
3,420	NextEra Energy, Inc.	558
130	OGE Energy Corp.	4
27,915	Pinnacle West Capital Corp.	2,228
53,540	PPL Corp.	1,515
21,330	Westar Energy, Inc.	1,122
49,180	Xcel Energy, Inc.	2,237
		11,769

Multi-Utilities (0.5%)

27,500	CMS Energy Corp.	1,245
24,487	Consolidated Edison, Inc.	1,909
9,720	Public Service Enterprise Group, Inc.	488
6,180	WEC Energy Group, Inc.	388
		4,030
	Total Utilities	15,799
	Total Common Stocks (cost: $263,304)	273,647

EXCHANGE-TRADED FUNDS (12.4%)

100,000	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	5,341
55,600	iShares Edge MSCI USA Momentum Factor ETF	5,889
253,500	iShares Edge MSCI USA Quality Factor ETF	20,967
335,000	iShares Edge MSCI USA Size Factor ETF(c)	27,755
114,100	iShares Edge MSCI USA Value Factor ETF	9,358
104,500	PowerShares FTSE RAFI U.S.1000 Portfolio	11,514
626,000	Schwab Fundamental U.S. Large Co. Index ETF(c)	22,749
	Total Exchange-Traded Funds (cost: $84,605)	103,573

INTERNATIONAL EXCHANGE-TRADED FUNDS (49.9%)

72,200	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	2,643
120,000	Goldman Sachs ActiveBeta International Equity ETF	3,581
424,100	iShares Core MSCI EAFE ETF	27,940
287,800	iShares Core MSCI Emerging Markets ETF	16,807
721,300	iShares Edge MSCI Minimum Vol Emerging Markets ETF	44,966
1,733,200	iShares Edge MSCI Minimum Volatility EAFE ETF	127,719
26,500	iShares MSCI Japan ETF	1,608
51,700	JPMorgan Emerging Markets Diversified Return ETF(c)	3,134
895,968	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	40,004
1,017,200	PowerShares FTSE RAFI Emerging Markets Portfolio	23,914
564,200	Schwab Fundamental Emerging Markets Large Company Index ETF	17,597
1,572,900	Schwab Fundamental International Large Co. Index ETF	47,156
622,200	Schwab Fundamental International Small Company Index ETF	22,285
43,300	USAA MSCI Emerging Markets Value Momentum Blend Index ETF(d)	2,255
53,100	USAA MSCI International Value Momentum Blend Index ETF(d)	2,726
469,300	Vanguard FTSE Developed Markets ETF	20,766

11 | USAA Global Managed Volatility Fund

		Market
Number		Value
of Shares	Security	(000)

243,200	Vanguard FTSE Emerging Markets ETF	$11,426
	Total International Exchange-Traded Funds (cost: $363,893)	416,527
	Total Equity Securities (cost: $711,802)	793,747

Principal
Amount
(000)

	BONDS (4.6%)
	U.S. TREASURY SECURITIES (4.6%)
	Bonds (0.6%)(e)
$5,000	3.00%, 05/15/2047(b)	5,026
	Notes (4.0%)(e)
34,000	1.88%, 04/30/2022(f)	33,163
	Total U.S. Treasury Securities (cost: $39,317)	38,189
	Total Bonds (cost: $39,317)	38,189

Number

of Shares

MONEY MARKET INSTRUMENTS (0.3%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.3%)

2,607,364 State Street Institutional Treasury Money Market Fund Premier Class, 1.51%(b),(g)
(cost: $2,607)	2,608

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.3%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.3%)

12,425	Federated Government Obligations Fund Institutional Class, 1.51%(g)				13
2,071	Fidelity Government Portfolio Class I, 1.49%(g)				2
730,219	Goldman Sachs Financial Square Government Fund Institutional Class, 1.61%(g)				730
8,239	HSBC US Government Money Market Fund Class I, 1.59%(g)				8
356,324	Invesco Government & Agency Portfolio Institutional Class, 1.55%(g)				356
46,725	Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional
	Class, 1.58%(g)				47
860,138	Western Asset Institutional Government Reserves Institutional Class, 1.50%(g)				860
	Total Short-Term Investments Purchased with Cash Collateral from Securities
	Loaned (cost: $2,016)				2,016
	Total Investments (cost: $755,742)				$836,560

Number of		Exercise	Expiration	Notional	Market
Contracts	Description	price	Date	Amount (000)	Value (000)

PURCHASED OPTIONS (0.2%)

30	Put - S&P 500 Index	$ 2,450.00	06/15/2018	USD	7,923	$100
85	Put - S&P 500 Index	2,525.00	06/15/2018	USD	22,447	400
38	Put - S&P 500 Index	2,525.00	09/21/2018	USD	10,035	327
130	Put - S&P 500 Index	2,450.00	09/21/2018	USD	34,331	888
	Total Purchased Options (cost:$ 1,254)					$1,715

WRITTEN OPTIONS (0.1%)

|12

Number of		Exercise	Expiration		Notional		Market
Contracts	Description	price	Date		Amount (000)		Value (000)

(30)	Put - S&P 500 Index	$ 2,200.00	06/15/2018		USD	(7,923)	$(33)
(85)	Put - S&P 500 Index	2,275.00	06/15/2018		USD	(22,447)	(131)
(38)	Put - S&P 500 Index	2,275.00	09/21/2018		USD	(10,035)	(149)
(50)	Put - S&P 500 Index	2,200.00	09/21/2018		USD	(13,204)	(154)
	Total Written Options (cost:$ 905)
							$(467)

							Unrealized
							Appreciation/
Number of		Expiration	Notional		Contract		Depreciation
Contracts	Description	Date	Amount (000)		Value (000)		(000)

	FUTURES (5.9%)
	LONG FUTURES
	Equity Contracts
48	E-mini S&P 500	06/15/2018	USD	6,586		$6,343	$(243)
467	Euro Stoxx 50	06/15/2018	EUR	15,558		18,853	(290)
150	TOPIX Index	06/07/2018	JPY 2,563,897			24,198	102
	Total Long Futures
						$49,394	$(431)
	Total Futures
						$49,394	$(431)
($ in 000s)		VALUATION HIERARCHY

Assets			LEVEL 1	LEVEL 2		LEVEL 3	Total
Equity Securities:
Common Stocks			$ 273,647		$—	$—	$ 273,647
Exchange-Traded Funds			103,573		—	—	103,573
International Exchange-Traded Funds			416,527		—	—	416,527
Bonds:
U.S. Treasury Securities			38,189		—	—	38,189
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds			2,608		—	—	2,608
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds			2,016		—	—	2,016
Options:
Put Options Purchased			1,715		—	—	1,715
Futures(1)			102		—	—	102
Total			$838,377		$—	$—	$838,377
Liabilities			LEVEL 1	LEVEL 2		LEVEL 3	Total
Options:
Put Options Written			$ (467)		$—	$—	$(467)
Futures(1)			(533)		—	—	(533)

Total			$(1,000)		$—	$—	$(1,000)

(1) Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

13 | USAA Global Managed Volatility Fund

For the period of January 1, 2018, through March 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

|14

NOTES TO PORTFOLIO

OF INVESTMENTS

March 31, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Global Managed Volatility Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Global Managed Volatility Fund Shares (Fund Shares) and Global Managed Volatility Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the

15 | USAA Global Managed Volatility Fund

Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Repurchase agreements are valued at cost.

6.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on

Notes to Portfolio of Investments | 16

the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

7.Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

8.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or

17 | USAA Global Managed Volatility Fund

other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or 5 business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At March 31, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$2,001,000	$—	$2,016,000

D.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at March 31, 2018, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for

Notes to Portfolio of Investments | 18

the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

Options transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference

19 | USAA Global Managed Volatility Fund

between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

F.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $835,299,000 at March 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

Investments in foreign securities were 51.5% of net assets at March 31, 2018.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

G.Transactions with affiliated funds – The following table provides details related to the Fund's investment in the USAA Funds for the three-month period ended March 31, 2018 (in thousands):

						Change
						in net
				Realized	Capital	unrealized
($ in 000s)	Purchase	Sales	Dividend	Gain	Gain	appreciation/	Market Value
Affiliated USAA Fund	Cost*	Proceeds	Income	(Loss)	Distributions	depreciation	12/31/17 03/31/18

MSCI Emerging Markets Value Momentum
Blend Index ETF	$1,908	$—	$—	$—	$—	$ (79)	$426	$2,255
MSCI International Value Momentum Blend
Index ETF	2,438	—	—	—	—	(129)	417	2,726
Total	$4,346	$—	$—	$—	$—	$(208)	$843	$4,981

* Includes reinvestment of distributions from dividend income and realized gains.

H.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No.

33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under

Notes to Portfolio of Investments | 20

the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

I.Upcoming Accounting Pronouncement – In March 2017, The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statement disclosures.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REITs Real estate investment trusts - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES

(a)Non-income-producing security.

(b)The security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2018.

(c)The security, or a portion thereof, was out on loan as of March 31, 2018.

(d)Investment in affiliated exchange-traded fund.

(e)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

(f)Securities with a value of $2,926,000 are segregated as collateral for initial margin requirements on open futures contracts.

(g)Rate represents the money market fund annualized seven-day yield at March 31, 2018.

21 | USAA Global Managed Volatility Fund

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA NASDAQ-100 INDEX FUND

MARCH 31, 2018

(Form N-Q)

48480-0518	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Nasdaq-100 Index Fund

March 31, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (98.0%)

COMMON STOCKS (98.0%)

Consumer Discretionary (21.8%)

Apparel Retail (0.4%)

86,931 Ross Stores, Inc.$ 6,779

Automobile Manufacturers (0.6%)

38,427 Tesla, Inc.(a),(b)	10,226

Automotive Retail (0.3%)

19,034 O'Reilly Automotive, Inc.(a)	4,709

Cable & Satellite (3.8%)

54,256	Charter Communications, Inc. "A"(a)	16,885
1,054,400	Comcast Corp. "A"	36,029
51,876	DISH Network Corp. "A"(a)	1,966
131,583	Liberty Global plc(a)	4,004
49,971	Liberty Global plc "A"(a)	1,565
1,021,827	Sirius XM Holdings, Inc.(b)	6,376
		66,825

Casinos & Gaming (0.2%)

23,435 Wynn Resorts Ltd.	4,274

General Merchandise Stores (0.3%)

53,935 Dollar Tree, Inc.(a)	5,118

Hotels, Resorts & Cruise Lines (0.6%)

81,311 Marriott International, Inc. "A"	11,057

Internet & Direct Marketing Retail (13.3%)

110,126	Amazon.com, Inc.(a),(c)	159,390
10,985	Booking Holdings, Inc.(a)	22,853
105,138	Ctrip.com International Ltd. ADR(a)	4,901
31,625	Expedia Group, Inc.	3,492
209,803	JD.com, Inc. ADR(a)	8,495
102,217	Liberty Interactive Corp. QVC Group "A"(a)	2,573
98,716	Netflix, Inc.(a)	29,156
		230,860

Leisure Products (0.1%)

28,239 Hasbro, Inc.	2,380

Movies & Entertainment (0.9%)

239,770 Twenty-First Century Fox, Inc. "A"	8,797

1| USAA Nasdaq-100 Index Fund

		Market
Number		Value
of Shares	Security	(000)

181,651	Twenty-First Century Fox, Inc. "B"	$6,607
		15,404

Restaurants (1.1%)

319,749 Starbucks Corp.	18,510

Specialty Stores (0.2%)

13,875 Ulta Salon Cosmetics & Fragrance, Inc.(a)	2,834
Total Consumer Discretionary	378,976

Consumer Staples (4.1%)

Drug Retail (0.8%)

225,360 Walgreens Boots Alliance, Inc.	14,754

Hypermarkets & Super Centers (1.1%)

99,889 Costco Wholesale Corp.	18,822

Packaged Foods & Meats (1.8%)

277,257	Kraft Heinz Co.	17,271
338,343	Mondelez International, Inc. "A"	14,119
		31,390

Soft Drinks (0.4%)

128,293 Monster Beverage Corp.(a)	7,340
Total Consumer Staples	72,306

Health Care (9.4%)

Biotechnology (6.4%)

50,429	Alexion Pharmaceuticals, Inc.(a)	5,621
163,916	Amgen, Inc.	27,944
48,127	Biogen, Inc.(a)	13,178
40,053	BioMarin Pharmaceutical, Inc.(a)	3,247
171,107	Celgene Corp.(a)	15,265
297,995	Gilead Sciences, Inc.	22,466
48,150	Incyte Corp.(a)	4,012
24,064	Regeneron Pharmaceuticals, Inc.(a)	8,287
15,939	Shire plc	2,381
57,756	Vertex Pharmaceuticals, Inc.(a)	9,413
		111,814

Health Care Distributors (0.1%)

34,958 Henry Schein, Inc.(a)	2,350

Health Care Equipment (1.0%)

62,903	Hologic, Inc.(a)	2,350
19,818	IDEXX Laboratories, Inc.(a)	3,793
25,546	Intuitive Surgical, Inc.(a)	10,546
		16,689

Health Care Services (0.5%)

128,409 Express Scripts Holding Co.(a)	8,871

Health Care Supplies (0.4%)

18,229	Align Technology, Inc.(a)	4,578
52,248	Dentsply Sirona, Inc.	2,628
		7,206

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)

Health Care Technology (0.2%)

75,658 Cerner Corp.(a)$ 4,388

Life Sciences Tools & Services (0.5%)

33,440 Illumina, Inc.(a)	7,906

Pharmaceuticals (0.3%)

122,029 Mylan N.V.(a)	5,024
Total Health Care	164,248

Industrials (2.1%)

Airlines (0.3%)

107,629 American Airlines Group, Inc.	5,593

Construction Machinery & Heavy Trucks (0.3%)

80,072 PACCAR, Inc.	5,298

Diversified Support Services (0.2%)

24,224 Cintas Corp.	4,132

Railroads (0.7%)

201,831 CSX Corp.	11,244

Research & Consulting Services (0.2%)

37,539 Verisk Analytics, Inc.(a)	3,904

Trading Companies & Distributors (0.2%)

65,435 Fastenal Co.	3,572

Trucking (0.2%)

24,966 JB Hunt Transport Services, Inc.	2,925
Total Industrials	36,668

Information Technology (59.7%)

Application Software (3.0%)

111,825	Adobe Systems, Inc.(a)	24,163
50,107	Autodesk, Inc.(a)	6,293
64,346	Cadence Design Systems, Inc.(a)	2,366
30,971	Citrix Systems, Inc.(a)	2,874
58,260	Intuit, Inc.	10,099
33,831	Synopsys, Inc.(a)	2,816
31,165	Workday, Inc. "A"(a)	3,961
		52,572

Communications Equipment (2.7%)

1,095,903 Cisco Systems, Inc.	47,003

Data Processing & Outsourced Services (2.5%)

100,836	Automatic Data Processing, Inc.	11,443
93,998	Fiserv, Inc.(a)	6,703
81,708	Paychex, Inc.	5,032
273,017	PayPal Holdings, Inc.(a)	20,714
		43,892

Home Entertainment Software (1.3%)

172,575	Activision Blizzard, Inc.	11,642
69,775	Electronic Arts, Inc.(a)	8,459

3| USAA Nasdaq-100 Index Fund

		Market
Number		Value
of Shares	Security	(000)

26,023	Take-Two Interactive Software, Inc.(a)	$2,545
		22,646

Internet Software & Services (15.6%)

67,902	Alphabet, Inc. "A"(a),(c)	70,424
79,584	Alphabet, Inc. "C"(a)	82,114
63,863	Baidu, Inc. ADR(a)	14,254
230,231	eBay, Inc.(a)	9,264
545,032	Facebook, Inc. "A"(a)	87,091
10,045	MercadoLibre, Inc.	3,580
17,085	NetEase, Inc. ADR	4,790
		271,517

IT Consulting & Other Services (0.6%)

133,771 Cognizant Technology Solutions Corp. "A"	10,769

Semiconductor Equipment (1.6%)

239,011	Applied Materials, Inc.	13,291
16,812	ASML Holding N.V.	3,338
35,627	KLA-Tencor Corp.	3,884
37,069	Lam Research Corp.	7,531
		28,044

Semiconductors (10.9%)

84,121	Analog Devices, Inc.	7,666
93,378	Broadcom Ltd.	22,005
1,061,890	Intel Corp.	55,303
63,969	Maxim Integrated Products, Inc.	3,852
53,307	Microchip Technology, Inc.	4,870
263,041	Micron Technology, Inc.(a)	13,715
137,627	NVIDIA Corp.	31,873
336,756	QUALCOMM, Inc.(c)	18,660
41,534	Skyworks Solutions, Inc.	4,164
223,792	Texas Instruments, Inc.	23,250
57,964	Xilinx, Inc.	4,187
		189,545

Systems Software (9.8%)

94,888	CA, Inc.	3,217
37,179	Check Point Software Technologies Ltd.(a)	3,693
1,751,572	Microsoft Corp.(c)	159,866
141,388	Symantec Corp.	3,655
		170,431

Technology Hardware, Storage, & Peripherals (11.7%)

1,154,252	Apple, Inc.(c)	193,660
64,793	Seagate Technology plc	3,792
67,690	Western Digital Corp.	6,246
		203,698
	Total Information Technology	1,040,117

Telecommunication Services (0.9%)

Wireless Telecommunication Services (0.9%)

194,369	T-Mobile US, Inc.(a)	11,864
108,053	Vodafone Group plc ADR	3,006
	Total Telecommunication Services	14,870
	Total Common Stocks (cost: $935,303)	1,707,185
	Total Equity Securities (cost: $935,303)	1,707,185

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)

MONEY MARKET INSTRUMENTS (1.9%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.7%)

29,394,649 State Street Institutional Treasury Money Market Fund Premier Class, 1.51%(d)
(cost: $29,395)	$29,394

Principal Amount (000)

U.S. TREASURY SECURITIES (0.2%)

Bills (0.2%)(e)

$3,860 16.10%, 07/19/2018(f) (cost: $3,841)	3,840
Total Money Market Instruments (cost: $33,236)	33,234

Number

of Shares

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.9%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.9%)

776,255	Federated Government Obligations Fund Institutional Class, 1.51%(d)					776
923,902	Fidelity Government Portfolio Class I, 1.49%(d)					924
344,548	Goldman Sachs Financial Square Government Fund Institutional Class, 1.61%(d)					345
605,492	HSBC US Government Money Market Fund Class I, 1.59%(d)					605
13,664,670	Invesco Government & Agency Portfolio Institutional Class, 1.55%(d)					13,665
111,191	Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional
	Class, 1.58%(d)					111
	Total Short-Term Investments Purchased with Cash Collateral from Securities
	Loaned (cost: $16,426)					16,426
	Total Investments (cost: $984,965)					$1,756,845

						Unrealized
						Appreciation/
Number of		Expiration	Notional		Contract	Depreciation
Contracts	Description	Date	Amount (000)		Value (000)	(000)

	FUTURES (1.9%)
	LONG FUTURES
	Equity Contracts
256	Nasdaq 100 E-Mini	06/15/2018	USD	35,519	$33,761	$(1,758)
	Total Long Futures
					$33,761	$(1,758)
	Total Futures
					$33,761	$(1,758)

5| USAA Nasdaq-100 Index Fund

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$ 1,707,185	$—	$—	$ 1,707,185
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	29,394	—	—	29,394
U.S. Treasury Securities	3,840	—	—	3,840
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market	16,426	—	—	16,426
Funds
Total	$1,756,845	$—	$—	$1,756,845
Liabilities	LEVEL 1	LEVEL 2	LEVEL 3	Total
Futures(1)	$ (1,758)	$—	$—	$ (1,758)

Total	$(1,758)	$—	$—	$(1,758)

(1) Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of January 1, 2018, through March 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 6

NOTES TO PORTFOLIO

OF INVESTMENTS

March 31, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Nasdaq-100 Index Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Nasdaq-100 Index Fund Shares (Fund Shares) and Nasdaq-100 Index Fund R6 Shares (R6 Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

7| USAA Nasdaq-100 Index Fund

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

3.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

4.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

5.Repurchase agreements are valued at cost.

6.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

7.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities

Notes to Portfolio of Investments | 8

include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or 5 business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At March 31, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$16,308,000	$—	$16,426,000

9| USAA Nasdaq-100 Index Fund

D.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at March 31, 2018, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

F.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,740,778,000 at March 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

G.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as

Notes to Portfolio of Investments | 10

other amendments. In December 2017, the SEC issued Temporary Final Rule Release No.

33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a)Non-income-producing security.

(b)The security, or a portion thereof, was out on loan as of March 31, 2018.

(c)The security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2018.

(d)Rate represents the money market fund annualized seven-day yield at March 31, 2018.

(e)Rate represents an annualized yield at time of purchase, not coupon rate.

(f)Securities with a value of $3,840,000 are segregated as collateral for initial margin requirements on open futures contracts.

11 | USAA Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA REAL RETURN FUND

MARCH 31, 2018

(Form N-Q)

94425-0518	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Real Return Fund

March 31, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

BONDS (48.0%)

EXCHANGE-TRADED FUNDS (8.1%)

9,740	iShares iBoxx $ High Yield Corporate Bond ETF (a)	$834
17,100	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,007
24,330	iShares TIPS Bond ETF	2,751
	Total Exchange-Traded Funds (cost: $5,643)	5,592

Principal
Amount
(000)

	U.S. TREASURY SECURITIES (39.9%)
	Inflation-Indexed Notes (39.9%)
$2,181	0.13%, 1/15/2022	2,159
1,718	0.13%, 7/15/2022	1,701
3,774	0.13%, 1/15/2023	3,712
1,522	0.13%, 7/15/2024	1,488
1,065	0.38%, 7/15/2023	1,061
183	0.62%, 2/15/2043	173
3,764	0.63%, 7/15/2021	3,810
1,084	0.63%, 1/15/2024	1,090
2,178	1.12%, 1/15/2021	2,228
2,459	1.25%, 7/15/2020	2,525
1,536	1.37%, 1/15/2020	1,570
1,026	1.87%, 7/15/2019	1,053
1,261	2.12%, 2/15/2040	1,593
905	2.12%, 2/15/2041	1,150
1,977	2.50%, 1/15/2029	2,342
	Total U.S. Treasury Securities (cost: $27,288)	27,655
	Total Bonds (cost: $32,931)	33,247

Number
of Shares

	U.S. EQUITY SECURITIES (15.9%)
	EXCHANGE-TRADED FUNDS (15.9%)
230,500	iShares Core Dividend Growth ETF	7,814
8,000	PowerShares KBW Bank Portfolio	440
44,000	ProShares S&P 500 Dividend Aristocrats ETF "A"	2,739
	Total Exchange-Traded Funds (cost: $8,436)	10,993
	Total U.S. Equity Securities (cost: $8,436)	10,993

1| USAA Real Return Fund

		Market
Number		Value
of Shares	Security	(000)

PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (15.3%) EXCHANGE-TRADED FUNDS (15.3%)

45,200	First Trust Global Tactical Commodity Strategy Fund	$943
1,800	iShares Silver Trust(b)	28
261,800	PowerShares Optimum Yield Diversified Commodity Strategy	4,652
25,200	SPDR S&P Oil & Gas Exploration & Production ETF(a)	888
91,300	United States Commodity Index Fund(b)	3,906
5,800	VanEck Vectors Oil Services ETF(a)	138
	Total Exchange-Traded Funds (cost: $10,065)	10,555
	Total Precious Metals and Commodity-Related Securities (cost: $10,065)	10,555

INTERNATIONAL EQUITY SECURITIES (12.3%)

EXCHANGE-TRADED FUNDS (12.3%)

55,200	iShares Core MSCI Emerging Markets ETF	3,224
24,600	iShares Edge MSCI Minimum Vol Emerging Markets ETF	1,533
45,000	PowerShares FTSE RAFI Emerging Markets Portfolio	1,058
8,300	SPDR S&P Emerging Markets SmallCap ETF	435
10,704	WisdomTree Emerging Markets High Dividend Fund	512
11,600	WisdomTree Emerging Markets Local Debt Fund	456
9,100	WisdomTree Emerging Markets SmallCap Dividend Fund	492
29,700	WisdomTree India Earnings Fund	779
	Total Exchange-Traded Funds (cost: $6,590)	8,489
	Total International Equity Securities (cost: $6,590)	8,489

GLOBAL REAL ESTATE EQUITY SECURITIES (7.7%)

EXCHANGE-TRADED FUNDS (7.7%)

118,500 iShares Core U.S. REIT ETF(a) (cost: $5,886)	5,341
Total Global Real Estate Equity Securities (cost: $5,886)	5,341

MONEY MARKET INSTRUMENTS (0.7%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.7%)

529,476 State Street Institutional Treasury Money Market Fund Premier Class, 1.51%(c)
(cost: $530)	530

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (3.2%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (3.2%)

72,800	Fidelity Government Portfolio Class I, 1.49%(c)	73
1,128,631	Goldman Sachs Financial Square Government Fund Institutional Class, 1.61%(c)	1,129
8,004	HSBC US Government Money Market Fund Class I, 1.59%(c)	8
9,540	Invesco Government & Agency Portfolio Institutional Class, 1.55%(c)	9
985,500	Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional
	Class, 1.58%(c)	985
	Total Short-Term Investments Purchased with Cash Collateral from Securities
	Loaned (cost: $2,204)	2,204
	Total Investments (cost: $66,642)	$71,359

Portfolio of Investments | 2

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Bonds:
Exchange-Traded Funds	$5,592	$—	$—	$5,592
U.S. Treasury Securities	27,655	—	—	27,655
U.S. Equity Securities:
Exchange-Traded Funds	10,993	—	—	10,993
Precious Metals and Commodity-Related Securities:
Exchange-Traded Funds	10,555	—	—	10,555
International Equity Securities:
Exchange-Traded Funds	8,489	—	—	8,489
Global Real Estate Equity Securities:
Exchange-Traded Funds	5,341	—	—	5,341
Money Market Instruments:
Government & U.S. Treasury Money Market	530	—	—	530
Funds
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	2,204	—	—	2,204
Total	$71,359	$—	$—	$71,359

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of January 1, 2018, through March 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

3| USAA Real Return Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

March 31, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Real Return Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Real Return Fund Shares (Fund Shares) and Real Return Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the

Notes to Portfolio of Investments | 4

Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Repurchase agreements are valued at cost.

6.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with

5| USAA Real Return Fund

valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or 5 business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy

Notes to Portfolio of Investments | 6

borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At March 31, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$2,177,000	$—	$2,204,000

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $69,192,000 at March 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 12.3% of net assets at March 31, 2018.

E.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No.

33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

F.Upcoming Accounting Pronouncement – In March 2017, The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to

7| USAA Real Return Fund

evaluate the impact this ASU will have on the financial statement disclosures.

CATEGORIES AND DEFINITIONS

U.S. Treasury inflation-indexed notes – Designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REIT	Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.
TIPS	U.S. Treasury Inflation-Protected Securities

SPECIFIC NOTES

(a)The security, or a portion thereof, was out on loan as of March 31, 2018.

(b)Non-income-producing security.

(c)Rate represents the money market fund annualized seven-day yield at March 31, 2018.

Notes to Portfolio of Investments | 8

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA S&P 500 INDEX FUND

MARCH 31, 2018

(Form N-Q)

48479-0518	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA S&P 500 Index Fund

March 31, 2018 (unaudited)

Number of Shares	Security
COMMON STOCKS (99.0%)
Consumer Discretionary (12.5%)
Advertising (0.1%)
115,707	Interpublic Group of Companies, Inc.
69,671	Omnicom Group, Inc.
Apparel & Accessories & Luxury Goods (0.3%)
108,413	Hanesbrands, Inc.(a)
45,745	Michael Kors Holdings Ltd.(b)
23,303	PVH Corp.
16,677	Ralph Lauren Corp.
86,174	Tapestry, Inc.
55,945	Under Armour, Inc. ''A''(a),(b)
55,116	Under Armour, Inc. ''C''(a),(b)
99,335	V.F. Corp.
Apparel Retail (0.5%)
36,521	Foot Locker, Inc.
65,551	Gap, Inc.
74,345	L Brands, Inc.
115,310	Ross Stores, Inc.
190,782	TJX Companies, Inc.
Auto Parts & Equipment (0.1%)
80,068	Aptiv plc
59,700	BorgWarner, Inc.
Automobile Manufacturers (0.4%)
1,178,059	Ford Motor Co.
381,139	General Motors Co.
Automotive Retail (0.3%)
22,308	Advance Auto Parts, Inc.
8,223	AutoZone, Inc.(b)
54,507	CarMax, Inc.(b)
25,249	O'Reilly Automotive, Inc.(b)
Broadcasting (0.1%)
104,199	CBS Corp. ''B''
47,336	Discovery Communications, Inc. ''A''(b)
91,848	Discovery Communications, Inc. ''C''(b)
Cable & Satellite (1.0%)
56,133	Charter Communications, Inc. ''A''(b)
1,398,554	Comcast Corp. ''A''
68,736	DISH Network Corp. "A"(b)
Casinos & Gaming (0.1%)
154,219	MGM Resorts International
24,195	Wynn Resorts Ltd.
Computer & Electronic Retail (0.1%)
76,564	Best Buy Co., Inc.
Consumer Electronics (0.0%)
33,326	Garmin Ltd.

1

Market Value (000)

$ 2,665 5,063

7,728

1,997

2,840

3,529

1,864

4,533

915

791

7,363

23,832

1,663

2,045

2,841

8,992

15,560

31,101

6,803

2,999

9,802

13,053

13,850

26,903

2,645

5,334

3,376

6,246

17,601

5,355

1,014

1,793

8,162

17,470

47,789

2,604

67,863

5,401

4,412

9,813

5,359

1,964

PORTFOLIO OF INVESTMENTS (continued)	2

USAA S&P 500 Index Fund

March 31, 2018 (unaudited)

Number of Shares	Security	Market Value (000)
	Department Stores (0.1%)
50,715	Kohl's Corp.	$3,322
92,382	Macy's, Inc.	2,747
35,189	Nordstrom, Inc.	1,704
		7,773
	Distributors (0.1%)
44,399	Genuine Parts Co.	3,989
93,801	LKQ Corp.(b)	3,560
		7,549
	Footwear (0.4%)	26,017
391,594	NIKE, Inc. ''B''
	General Merchandise Stores (0.4%)
77,823	Dollar General Corp.	7,281
71,383	Dollar Tree, Inc.(b)	6,774
164,150	Target Corp.	11,397
		25,452
	Home Furnishings (0.1%)
39,706	Leggett & Platt, Inc.	1,761
19,146	Mohawk Industries, Inc.(b)	4,446
		6,207
	Home Improvement Retail (1.2%)
352,329	Home Depot, Inc.	62,799
250,379	Lowe's Companies, Inc.	21,971
		84,770
	Homebuilding (0.2%)
103,401	D.R. Horton, Inc.	4,533
82,374	Lennar Corp. ''A''	4,855
79,516	PulteGroup, Inc.	2,345
		11,733
	Hotels, Resorts & Cruise Lines (0.6%)
122,315	Carnival Corp.	8,021
60,862	Hilton Worldwide Holdings, Inc.	4,793
90,606	Marriott International, Inc. ''A''	12,321
61,978	Norwegian Cruise Line Holdings Ltd.(b)	3,283
51,614	Royal Caribbean Cruises Ltd.	6,077
30,129	Wyndham Worldwide Corp.	3,448
		37,943
	Household Appliances (0.0%)	3,266
21,330	Whirlpool Corp.
	Housewares & Specialties (0.1%)	3,730
146,404	Newell Brands, Inc.
	Internet & Direct Marketing Retail (3.7%)
121,231	Amazon.com, Inc.(b)	175,462
14,714	Booking Holdings, Inc.(b)	30,611
37,005	Expedia Group, Inc.	4,086
130,928	Netflix, Inc.(b)	38,670
32,757	TripAdvisor, Inc.(b)	1,339
		250,168
	Leisure Products (0.1%)
34,213	Hasbro, Inc.	2,884
103,669	Mattel, Inc.(a)	1,363
		4,247
	Motorcycle Manufacturers (0.0%)	2,173
50,666	Harley-Davidson, Inc.

PORTFOLIO OF INVESTMENTS (continued)	3

USAA S&P 500 Index Fund

March 31, 2018 (unaudited)

Number of Shares	Security	Market Value (000)
	Movies & Entertainment (1.3%)
235,299	Time Warner, Inc.	$22,255
318,118	Twenty-First Century Fox, Inc. ''A''	11,672
132,458	Twenty-First Century Fox, Inc. ''B''	4,817
106,354	Viacom, Inc. ''B''	3,303
453,710	Walt Disney Co.	45,571
		87,618
	Publishing (0.0%)
115,267	News Corp. ''A''	1,821
36,078	News Corp. ''B''	581
		2,402
	Restaurants (1.1%)
7,379	Chipotle Mexican Grill, Inc.(b)	2,384
37,229	Darden Restaurants, Inc.	3,174
240,539	McDonald's Corp.	37,616
424,046	Starbucks Corp.(a)	24,548
100,368	Yum! Brands, Inc.	8,544
		76,266
	Specialized Consumer Services (0.0%)	1,602
63,034	H&R Block, Inc.
	Specialty Stores (0.1%)
30,832	Tiffany & Co.	3,011
37,724	Tractor Supply Co.	2,377
17,471	Ulta Beauty, Inc.(b)	3,569
		8,957
	Tires & Rubber (0.0%)	1,932
72,677	Goodyear Tire & Rubber Co.
	Total Consumer Discretionary	859,933
	Consumer Staples (7.6%)
	Agricultural Products (0.1%)	7,329
168,987	Archer-Daniels-Midland Co.
	Brewers (0.1%)	4,195
55,689	Molson Coors Brewing Co. ''B''
	Distillers & Vintners (0.2%)
78,906	Brown-Forman Corp. ''B''	4,292
51,702	Constellation Brands, Inc. ''A''	11,784
		16,076
	Drug Retail (0.5%)
306,122	CVS Health Corp.	19,044
257,073	Walgreens Boots Alliance, Inc.	16,830
		35,874
	Food Distributors (0.1%)	8,685
144,847	Sysco Corp.
	Food Retail (0.1%)	6,367
265,956	Kroger Co.
	Household Products (1.5%)
73,636	Church & Dwight Co., Inc.	3,708
39,061	Clorox Co.	5,200
264,068	Colgate-Palmolive Co.	18,928
105,882	Kimberly-Clark Corp.	11,661
760,617	Procter & Gamble Co.(c)	60,302
		99,799
	Hypermarkets & Super Centers (0.9%)
132,479	Costco Wholesale Corp.	24,963
437,953	Walmart, Inc.(c)	38,965
		63,928

PORTFOLIO OF INVESTMENTS (continued)	4

USAA S&P 500 Index Fund

March 31, 2018 (unaudited)

Number of Shares	Security	Market Value (000)
	Packaged Food & Meat (1.1%)
57,818	Campbell Soup Co.	$2,504
120,928	Conagra Brands, Inc.	4,460
171,721	General Mills, Inc.	7,738
42,551	Hershey Co.	4,211
81,225	Hormel Foods Corp.	2,788
34,260	J.M. Smucker Co.	4,249
75,316	Kellogg Co.	4,896
180,222	Kraft Heinz Co.	11,226
36,540	McCormick & Co., Inc.	3,887
448,755	Mondelez International, Inc. ''A''	18,726
89,586	Tyson Foods, Inc. ''A''	6,557
		71,242
	Personal Products (0.2%)
142,164	Coty, Inc. ''A''	2,602
67,735	Estee Lauder Companies, Inc. ''A''	10,141
		12,743
	Soft Drinks (1.6%)
1,158,329	Coca-Cola Co.	50,306
54,354	Dr Pepper Snapple Group, Inc.	6,435
124,753	Monster Beverage Corp.(b)	7,137
429,064	PepsiCo, Inc.	46,832
		110,710
	Tobacco (1.2%)
573,393	Altria Group, Inc.	35,734
468,602	Philip Morris International, Inc.	46,579
	Total Consumer Staples	82,313
		519,261
	Energy (5.7%)
	Integrated Oil & Gas (2.6%)
576,350	Chevron Corp.	65,727
1,278,448	Exxon Mobil Corp.	95,385
230,875	Occidental Petroleum Corp.	14,998
		176,110
	Oil & Gas Drilling (0.0%)	2,196
33,001	Helmerich & Payne, Inc.
	Oil & Gas Equipment & Services (0.7%)
127,540	Baker Hughes, a GE Co.	3,542
263,424	Halliburton Co.	12,365
114,462	National Oilwell Varco, Inc.	4,213
417,558	Schlumberger Ltd.	27,050
131,995	TechnipFMC plc	3,887
		51,057
	Oil & Gas Exploration & Production (1.5%)
165,258	Anadarko Petroleum Corp.	9,983
114,733	Apache Corp.	4,415
139,249	Cabot Oil & Gas Corp.	3,339
28,718	Cimarex Energy Co.	2,685
44,977	Concho Resources, Inc.(b)	6,761
354,392	ConocoPhillips	21,012
159,133	Devon Energy Corp.	5,059
174,581	EOG Resources, Inc.	18,378
73,716	EQT Corp.	3,502
80,590	Hess Corp.	4,080
256,143	Marathon Oil Corp.	4,132
59,982	Newfield Exploration Co.(b)	1,465
148,557	Noble Energy, Inc.	4,501
51,411	Pioneer Natural Resources Co.	8,831
67,916	Range Resources Corp.	988
		99,131

PORTFOLIO OF INVESTMENTS (continued)	5

USAA S&P 500 Index Fund

March 31, 2018 (unaudited)

Number of Shares	Security	Market Value (000)
	Oil & Gas Refining & Marketing (0.6%)
42,683	Andeavor	$4,292
143,124	Marathon Petroleum Corp.	10,464
126,725	Phillips 66	12,155
130,684	Valero Energy Corp.	12,124
		39,035
	Oil & Gas Storage & Transportation (0.3%)
572,452	Kinder Morgan, Inc.	8,621
124,104	ONEOK, Inc.	7,064
249,983	Williams Companies, Inc.	6,215
	Total Energy	21,900
		389,429
	Financials (14.6%)
	Asset Management & Custody Banks (1.1%)
16,468	Affiliated Managers Group, Inc.	3,122
44,171	Ameriprise Financial, Inc.	6,535
304,717	Bank of New York Mellon Corp.	15,702
37,344	BlackRock, Inc.	20,230
98,322	Franklin Resources, Inc.	3,410
122,819	Invesco Ltd.	3,931
63,759	Northern Trust Corp.(d)	6,575
110,958	State Street Corp.	11,066
73,812	T. Rowe Price Group, Inc.	7,970
		78,541
	Consumer Finance (0.7%)
217,352	American Express Co.	20,275
146,755	Capital One Financial Corp.	14,062
107,062	Discover Financial Services	7,701
79,180	Navient Corp.	1,039
215,661	Synchrony Financial	7,231
		50,308
	Diversified Banks (5.1%)
2,886,651	Bank of America Corp.(c)	86,571
775,456	Citigroup, Inc.	52,343
1,035,484	JPMorgan Chase & Co.(c)	113,872
473,492	U.S. Bancorp	23,912
1,324,580	Wells Fargo & Co.	69,421
		346,119
	Financial Exchanges & Data (0.9%)
33,933	CBOE Holdings, Inc.	3,872
102,698	CME Group, Inc.	16,610
175,710	Intercontinental Exchange, Inc.	12,742
50,196	Moody's Corp.	8,097
35,051	NASDAQ, Inc.	3,022
76,610	S&P Global, Inc.	14,637
		58,980
	Insurance Brokers (0.5%)
74,254	Aon plc	10,420
54,963	Arthur J. Gallagher & Co.	3,778
153,107	Marsh & McLennan Companies, Inc.	12,645
39,933	Willis Towers Watson plc	6,077
		32,920
	Investment Banking & Brokerage (1.1%)
361,618	Charles Schwab Corp.	18,884
80,402	E*trade Financial Corp.(b)	4,455
106,616	Goldman Sachs Group, Inc.	26,852
416,391	Morgan Stanley	22,468
39,165	Raymond James Financial, Inc.	3,502
		76,161

PORTFOLIO OF INVESTMENTS (continued)	6

USAA S&P 500 Index Fund

March 31, 2018 (unaudited)

Number of Shares	Security	Market Value (000)
	Life & Health Insurance (0.8%)
235,074	AFLAC, Inc.	$10,287
28,919	Brighthouse Financial, Inc.(b)	1,486
65,875	Lincoln National Corp.	4,813
312,801	MetLife, Inc.	14,355
81,319	Principal Financial Group, Inc.	4,953
127,348	Prudential Financial, Inc.	13,187
31,878	Torchmark Corp.	2,683
66,790	Unum Group	3,180
		54,944
	Multi-line Insurance (0.4%)
271,236	American International Group, Inc.	14,760
15,859	Assurant, Inc.	1,450
107,938	Hartford Financial Services Group, Inc.	5,561
81,362	Loews Corp.	4,046
		25,817
	Multi-Sector Holdings (1.7%)
580,698	Berkshire Hathaway, Inc. ''B''(b)	115,837
94,397	Leucadia National Corp.	2,146
		117,983
	Property & Casualty Insurance (0.9%)
106,930	Allstate Corp.	10,137
140,009	Chubb Ltd.	19,149
44,961	Cincinnati Financial Corp.	3,339
175,646	Progressive Corp.	10,702
81,884	Travelers Companies, Inc.	11,370
77,521	XL Group Ltd.	4,284
		58,981
	Regional Banks (1.4%)
234,561	BB&T Corp.	12,207
147,094	Citizens Financial Group, Inc.	6,175
52,068	Comerica, Inc.	4,995
209,395	Fifth Third Bancorp	6,648
332,803	Huntington Bancshares, Inc.	5,025
320,113	KeyCorp	6,258
45,321	M&T Bank Corp.	8,356
104,417	People's United Financial, Inc.	1,949
142,279	PNC Financial Services Group, Inc.	21,518
338,824	Regions Financial Corp.	6,295
141,334	SunTrust Banks, Inc.	9,616
15,961	SVB Financial Group(b)	3,831
59,372	Zions Bancorp	3,131
		96,004
	Reinsurance (0.0%)	3,177
12,372	Everest Re Group Ltd.
	Total Financials	999,935
	Health Care (13.6%)
	Biotechnology (2.6%)
480,962	AbbVie, Inc.	45,523
66,886	Alexion Pharmaceuticals, Inc.(b)	7,455
201,676	Amgen, Inc.	34,382
63,830	Biogen, Inc.(b)	17,478
226,946	Celgene Corp.(b)	20,246
395,233	Gilead Sciences, Inc.(c)	29,796
53,056	Incyte Corp.(b)	4,421
23,298	Regeneron Pharmaceuticals, Inc.(b)	8,023
76,599	Vertex Pharmaceuticals, Inc.(b)	12,484
		179,808

PORTFOLIO OF INVESTMENTS (continued)	7

USAA S&P 500 Index Fund

March 31, 2018 (unaudited)

Number of Shares	Security	Market Value (000)
	Health Care Distributors (0.3%)
49,060	AmerisourceBergen Corp.	$4,230
95,098	Cardinal Health, Inc.	5,961
46,396	Henry Schein, Inc.(b)	3,118
62,266	McKesson Corp.	8,771
		22,080
	Health Care Equipment (2.7%)
525,184	Abbott Laboratories	31,469
149,947	Baxter International, Inc.	9,753
80,336	Becton, Dickinson & Co.	17,409
414,880	Boston Scientific Corp.(b)	11,335
185,225	Danaher Corp.	18,135
63,370	Edwards Lifesciences Corp.(b)	8,841
83,791	Hologic, Inc.(b)	3,130
26,260	IDEXX Laboratories, Inc.(b)	5,026
33,885	Intuitive Surgical, Inc.(b)	13,989
408,931	Medtronic plc	32,805
43,140	ResMed, Inc.	4,248
97,223	Stryker Corp.	15,645
27,535	Varian Medical Systems, Inc.(b)	3,377
61,308	Zimmer Biomet Holdings, Inc.	6,685
		181,847
	Health Care Facilities (0.2%)
84,466	HCA Healthcare, Inc.	8,193
26,202	Universal Health Services, Inc. ''B''	3,103
		11,296
	Health Care Services (0.4%)
43,951	DaVita, Inc.(b)	2,898
36,300	Envision Healthcare Corp.(b)	1,395
170,129	Express Scripts Holding Co.(b)	11,752
30,818	Laboratory Corp. of America Holdings(b)	4,985
40,826	Quest Diagnostics, Inc.	4,095
		25,125
	Health Care Supplies (0.2%)
21,727	Align Technology, Inc.(b)	5,456
14,739	Cooper Companies, Inc.	3,373
69,192	Dentsply Sirona, Inc.	3,481
		12,310
	Health Care Technology (0.1%)	5,542
95,549	Cerner Corp.(b)
	Life Sciences Tools & Services (0.8%)
97,364	Agilent Technologies, Inc.	6,514
44,355	Illumina, Inc.(b)	10,486
43,837	Iqvia Holdings, Inc. (b)	4,301
7,709	Mettler-Toledo International, Inc.(b)	4,433
33,454	PerkinElmer, Inc.	2,533
121,224	Thermo Fisher Scientific, Inc.	25,028
23,771	Waters Corp.(b)	4,722
		58,017
	Managed Health Care (1.8%)
98,640	Aetna, Inc.	16,670
77,158	Anthem, Inc.	16,952
52,353	Centene Corp.(b)	5,595
73,282	Cigna Corp.	12,292
41,543	Humana, Inc.	11,168
291,964	UnitedHealth Group, Inc.	62,480
		125,157

PORTFOLIO OF INVESTMENTS (continued)	8

USAA S&P 500 Index Fund

March 31, 2018 (unaudited)

Number of Shares	Security	Market Value (000)
	Pharmaceuticals (4.5%)
99,675	Allergan plc	$16,774
492,777	Bristol-Myers Squibb Co.	31,168
290,895	Eli Lilly & Co.	22,507
809,477	Johnson & Johnson	103,734
813,495	Merck & Co., Inc.	44,311
155,338	Mylan N.V.(b)	6,395
48,555	Nektar Therapeutics(b)	5,159
39,438	Perrigo Co. plc	3,287
1,796,071	Pfizer, Inc.(c)	63,743
147,007	Zoetis, Inc.	12,277
	Total Health Care	309,355
		930,537
	Industrials (10.1%)
	Aerospace & Defense (2.9%)
128,813	Arconic, Inc.	2,968
166,902	Boeing Co.	54,724
83,320	General Dynamics Corp.	18,405
35,878	Harris Corp.	5,786
13,671	Huntington Ingalls Industries, Inc.	3,524
23,559	L3 Technologies, Inc.	4,900
74,953	Lockheed Martin Corp.	25,329
52,516	Northrop Grumman Corp.	18,334
86,999	Raytheon Co.	18,776
49,434	Rockwell Collins, Inc.	6,666
79,184	Textron, Inc.	4,670
14,653	TransDigm Group, Inc.	4,498
224,418	United Technologies Corp.	28,236
		196,816
	Agriculture & Farm Machinery (0.2%)	15,176
97,705	Deere & Co.
	Air Freight & Logistics (0.7%)
42,301	C.H. Robinson Worldwide, Inc.	3,964
53,508	Expeditors International of Washington, Inc.	3,387
74,393	FedEx Corp.	17,863
207,609	United Parcel Service, Inc. ''B''	21,728
		46,942
	Airlines (0.5%)
37,046	Alaska Air Group, Inc.	2,295
127,052	American Airlines Group, Inc.	6,602
196,218	Delta Air Lines, Inc.	10,755
163,171	Southwest Airlines Co.	9,346
73,022	United Continental Holdings, Inc.(b)	5,073
		34,071
	Building Products (0.3%)
43,889	A.O. Smith Corp.	2,791
28,600	Allegion plc	2,439
45,864	Fortune Brands Home & Security, Inc.	2,701
279,439	Johnson Controls International plc	9,848
94,690	Masco Corp.	3,829
		21,608
	Construction & Engineering (0.1%)
42,100	Fluor Corp.	2,409
36,355	Jacobs Engineering Group, Inc.	2,150
46,549	Quanta Services, Inc.(b)	1,599
		6,158
	Construction Machinery & Heavy Trucks (0.6%)
180,325	Caterpillar, Inc.	26,576
46,969	Cummins, Inc.	7,613
106,302	PACCAR, Inc.	7,034
		41,223

PORTFOLIO OF INVESTMENTS (continued)	9

USAA S&P 500 Index Fund

March 31, 2018 (unaudited)

Number of Shares	Security	Market Value (000)
	Diversified Support Services (0.1%)	$4,450
26,090	Cintas Corp.
	Electrical Components & Equipment (0.5%)
12,645	Acuity Brands, Inc.	1,760
69,996	AMETEK, Inc.	5,318
132,659	Eaton Corp. plc	10,601
191,604	Emerson Electric Co.	13,086
38,537	Rockwell Automation, Inc.	6,713
		37,478
	Environmental & Facilities Services (0.2%)
67,967	Republic Services, Inc.	4,501
25,602	Stericycle, Inc.(b)	1,499
120,264	Waste Management, Inc.	10,117
		16,117
	Human Resource & Employment Services (0.0%)	2,183
37,702	Robert Half International, Inc.
	Industrial Conglomerates (1.7%)
179,669	3M Co.	39,441
2,619,846	General Electric Co.	35,315
226,874	Honeywell International, Inc.	32,786
31,022	Roper Technologies, Inc.	8,708
		116,250
	Industrial Machinery (0.9%)
46,615	Dover Corp.	4,578
39,332	Flowserve Corp.	1,704
92,468	Fortive Corp.	7,168
92,816	Illinois Tool Works, Inc.	14,540
75,229	Ingersoll-Rand plc	6,433
40,109	Parker-Hannifin Corp.	6,860
49,843	Pentair plc	3,396
17,125	Snap-on, Inc.	2,527
46,170	Stanley Black & Decker, Inc.	7,073
54,454	Xylem, Inc.	4,189
		58,468
	Railroads (0.9%)
267,672	CSX Corp.	14,912
31,177	Kansas City Southern	3,425
85,688	Norfolk Southern Corp.	11,634
237,475	Union Pacific Corp.	31,924
		61,895
	Research & Consulting Services (0.3%)
36,168	Equifax, Inc.	4,261
109,502	IHS Markit Ltd.(b)	5,283
101,578	Nielsen Holdings plc	3,229
46,856	Verisk Analytics, Inc.(b)	4,873
		17,646
	Trading Companies & Distributors (0.2%)
87,021	Fastenal Co.	4,751
25,496	United Rentals, Inc.(b)	4,404
15,405	W.W. Grainger, Inc.	4,348
		13,503
	Trucking (0.0%)	3,020
25,778	J.B. Hunt Transport Services, Inc.
	Total Industrials	693,004

PORTFOLIO OF INVESTMENTS (continued)	10

USAA S&P 500 Index Fund

March 31, 2018 (unaudited)

Number of Shares	Security	Market Value (000)
	Information Technology (24.6%)
	Application Software (1.3%)
148,273	Adobe Systems, Inc.(b)	$32,039
25,307	ANSYS, Inc.(b)	3,965
66,465	Autodesk, Inc.(b)	8,347
84,996	Cadence Design Systems, Inc.(b)	3,125
38,942	Citrix Systems, Inc.(b)	3,614
73,408	Intuit, Inc.	12,725
207,018	salesforce.com, Inc.(b)	24,076
44,880	Synopsys, Inc.(b)	3,736
		91,627
	Communications Equipment (1.1%)
1,453,610	Cisco Systems, Inc.	62,345
18,676	F5 Networks, Inc.(b)	2,701
103,828	Juniper Networks, Inc.	2,526
48,773	Motorola Solutions, Inc.	5,136
		72,708
	Data Processing & Outsourced Services (2.9%)
14,630	Alliance Data Systems Corp.	3,114
133,791	Automatic Data Processing, Inc.	15,183
99,867	Fidelity National Information Services, Inc.	9,617
124,626	Fiserv, Inc.(b)	8,887
47,910	Global Payments, Inc.	5,343
278,501	Mastercard, Inc. ''A''	48,782
96,280	Paychex, Inc.	5,930
340,526	PayPal Holdings, Inc.(b)	25,836
49,864	Total System Services, Inc.	4,301
543,834	Visa, Inc. ''A''(a)	65,054
138,283	Western Union Co.	2,659
		194,706
	Electronic Components (0.2%)
92,237	Amphenol Corp. ''A''	7,944
262,639	Corning, Inc.	7,323
		15,267
	Electronic Equipment & Instruments (0.0%)	2,087
41,722	FLIR Systems, Inc.
	Electronic Manufacturing Services (0.2%)
11,421	IPG Photonics Corp.(b)	2,665
105,851	TE Connectivity Ltd.	10,575
		13,240
	Home Entertainment Software (0.4%)
228,913	Activision Blizzard, Inc.	15,443
92,629	Electronic Arts, Inc.(b)	11,230
34,519	Take-Two Interactive Software, Inc.(b)	3,375
		30,048
	Internet Software & Services (4.7%)
51,465	Akamai Technologies, Inc.(b)	3,653
90,060	Alphabet, Inc. ''A''(b)	93,405
91,831	Alphabet, Inc. ''C''(b)	94,750
283,979	eBay, Inc.(b)	11,427
722,892	Facebook, Inc. ''A''(b)	115,511
25,201	VeriSign, Inc.(b)	2,988
		321,734

PORTFOLIO OF INVESTMENTS (continued)	11

USAA S&P 500 Index Fund

March 31, 2018 (unaudited)

Number of Shares	Security	Market Value (000)
	IT Consulting & Other Services (1.4%)
186,056	Accenture plc ''A''	$28,560
177,528	Cognizant Technology Solutions Corp. ''A''	14,291
49,176	CSRA, Inc.	2,027
86,169	DXC Technology Co.	8,663
27,534	Gartner, Inc.(b)	3,238
258,477	International Business Machines Corp.	39,658
		96,437
	Semiconductor Equipment (0.5%)
317,019	Applied Materials, Inc.	17,629
47,184	KLA-Tencor Corp.	5,144
49,168	Lam Research Corp.	9,989
		32,762
	Semiconductors (3.7%)
249,484	Advanced Micro Devices, Inc.(a),(b)	2,507
111,556	Analog Devices, Inc.	10,166
123,850	Broadcom Ltd.	29,185
1,412,048	Intel Corp.(a)	73,540
70,721	Microchip Technology, Inc.	6,461
348,888	Micron Technology, Inc.(b)	18,191
182,573	NVIDIA Corp.	42,282
38,315	Qorvo, Inc.(b)	2,699
446,650	QUALCOMM, Inc.	24,749
55,054	Skyworks Solutions, Inc.	5,520
296,719	Texas Instruments, Inc.	30,826
76,871	Xilinx, Inc.	5,553
		251,679
	Systems Software (3.9%)
94,483	CA, Inc.	3,203
2,323,178	Microsoft Corp.(c)	212,036
911,785	Oracle Corp.	41,714
53,472	Red Hat, Inc.(b)	7,995
186,653	Symantec Corp.	4,825
		269,773
	Technology Hardware, Storage & Peripherals (4.3%)
1,530,939	Apple, Inc.(c)	256,861
472,870	Hewlett Packard Enterprise Co.	8,294
494,098	HP, Inc.	10,831
80,848	NetApp, Inc.	4,987
85,956	Seagate Technology plc	5,030
89,789	Western Digital Corp.	8,285
64,577	Xerox Corp.	1,859
	Total Information Technology	296,147
		1,688,215
	Materials (2.8%)
	Commodity Chemicals (0.2%)	10,325
97,701	LyondellBasell Industries N.V. ''A''
	Construction Materials (0.1%)
18,944	Martin Marietta Materials, Inc.	3,927
40,074	Vulcan Materials Co.	4,575
		8,502
	Copper (0.1%)	7,149
406,888	Freeport-McMoRan, Inc.(b)
	Diversified Chemicals (0.7%)
706,075	DowDuPont, Inc.	44,984
43,058	Eastman Chemical Co.	4,546
		49,530

PORTFOLIO OF INVESTMENTS (continued)	12

USAA S&P 500 Index Fund

March 31, 2018 (unaudited)

Number of Shares	Security	Market Value (000)
	Fertilizers & Agricultural Chemicals (0.3%)
70,227	CF Industries Holdings, Inc.	$2,650
40,425	FMC Corp.	3,095
132,971	Monsanto Co.	15,516
105,680	Mosaic Co.	2,566
		23,827
	Gold (0.1%)	6,303
161,312	Newmont Mining Corp.
	Industrial Gases (0.3%)
66,069	Air Products & Chemicals, Inc.	10,507
86,654	Praxair, Inc.	12,504
		23,011
	Metal & Glass Containers (0.1%)	4,207
105,945	Ball Corp.
	Paper Packaging (0.3%)
26,613	Avery Dennison Corp.	2,828
124,296	International Paper Co.	6,641
28,460	Packaging Corp. of America	3,208
50,391	Sealed Air Corp.	2,156
76,771	WestRock Co.	4,926
		19,759
	Specialty Chemicals (0.5%)
33,320	Albemarle Corp.	3,090
78,442	Ecolab, Inc.	10,752
23,772	International Flavors & Fragrances, Inc.	3,255
76,816	PPG Industries, Inc.	8,573
24,959	Sherwin-Williams Co.	9,787
		35,457
	Steel (0.1%)	5,851
95,781	Nucor Corp.
	Total Materials	193,921
	Real Estate (2.8%)
	Real Estate Services (0.1%)	4,294
90,947	CBRE Group, Inc. ''A''(b)
	REITs - Health Care (0.2%)
141,418	HCP, Inc.	3,285
107,204	Ventas, Inc.	5,310
112,039	Welltower, Inc.	6,098
		14,693
	REITs - Hotel & Resort (0.1%)	4,119
220,958	Host Hotels & Resorts, Inc.
	REITs - Industrial (0.2%)
107,487	Duke Realty Corp.	2,846
160,878	ProLogis, Inc.	10,134
		12,980
	REITs - Office (0.2%)
30,462	Alexandria Real Estate Equities, Inc.	3,804
46,692	Boston Properties, Inc.	5,753
27,310	SL Green Realty Corp.	2,645
52,006	Vornado Realty Trust	3,500
		15,702

PORTFOLIO OF INVESTMENTS (continued)	13

USAA S&P 500 Index Fund

March 31, 2018 (unaudited)

Number of Shares	Security	Market Value (000)
	REITs - Residential (0.4%)
47,304	Apartment Investment & Management Co. ''A''	$1,928
41,749	AvalonBay Communities, Inc.	6,866
111,157	Equity Residential	6,850
19,877	Essex Property Trust, Inc.	4,784
34,196	Mid-America Apartment Communities, Inc.	3,120
81,287	UDR, Inc.	2,895
		26,443
	REITs - Retail (0.5%)
22,128	Federal Realty Investment Trust	2,569
190,652	GGP, Inc.	3,901
128,612	Kimco Realty Corp.	1,852
32,545	Macerich Co.	1,823
85,866	Realty Income Corp.	4,442
44,617	Regency Centers Corp.	2,632
93,898	Simon Property Group, Inc.	14,493
		31,712
	REITs - Specialized (1.1%)
133,020	American Tower Corp.	19,333
125,123	Crown Castle International Corp.	13,715
62,133	Digital Realty Trust, Inc.	6,547
23,907	Equinix, Inc.	9,996
37,909	Extra Space Storage, Inc.	3,312
84,733	Iron Mountain, Inc.	2,784
45,215	Public Storage	9,061
35,156	SBA Communications Corp.(b)	6,009
228,084	Weyerhaeuser Co.	7,983
	Total Real Estate	78,740
		188,683
	Telecommunication Services (1.9%)
	Integrated Telecommunication Services (1.9%)
1,852,673	AT&T, Inc.(c)	66,048
292,875	CenturyLink, Inc.	4,812
1,245,574	Verizon Communications, Inc.(c)	59,563
	Total Telecommunication Services	130,423
		130,423
	Utilities (2.8%)
	Electric Utilities (1.7%)
69,430	Alliant Energy Corp.	2,837
148,525	American Electric Power Co., Inc.	10,187
211,244	Duke Energy Corp.	16,365
98,242	Edison International	6,254
54,667	Entergy Corp.	4,307
95,411	Eversource Energy	5,621
291,213	Exelon Corp.	11,360
134,932	FirstEnergy Corp.	4,589
141,921	NextEra Energy, Inc.	23,180
155,448	PG&E Corp.	6,829
33,657	Pinnacle West Capital Corp.	2,686
209,540	PPL Corp.	5,928
304,182	Southern Co.	13,585
153,445	Xcel Energy, Inc.	6,979
		120,707
	Independent Power Producers & Energy Traders (0.1%)
199,744	AES Corp.	2,271
91,240	NRG Energy, Inc.	2,786
		5,057

PORTFOLIO OF INVESTMENTS (continued)	14

USAA S&P 500 Index Fund

March 31, 2018 (unaudited)

Number of Shares	Security	Market Value (000)
	Multi-Utilities (0.9%)
73,046	Ameren Corp.	$4,137
130,532	CenterPoint Energy, Inc.	3,577
84,868	CMS Energy Corp.	3,844
93,791	Consolidated Edison, Inc.	7,310
196,604	Dominion Energy, Inc.	13,257
53,980	DTE Energy Co.	5,635
101,465	NiSource, Inc.	2,426
152,563	Public Service Enterprise Group, Inc.	7,665
42,785	SCANA Corp.	1,606
77,062	Sempra Energy	8,571
95,458	WEC Energy Group, Inc.	5,985
		64,013
	Water Utilities (0.1%)	4,418
53,797	American Water Works Co., Inc.
	Total Utilities	194,195
	Total Common Stocks (Cost: $3,125,282)	6,787,536
	MONEY MARKET INSTRUMENTS (0.9%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.7%)	45,584
45,583,931	Northern Institutional Funds - U.S. Government Portfolio, 1.44%(e),(f)

Principal
Amount (000)
	U.S. TREASURY BILLS (0.2%)	12,887
$12,955	1.61%, 7/19/18(g),(h)
	Total Money Market Instruments (Cost: $58,476)	58,471

Number of Shares
	SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
	SECURITIES LOANED (0.1%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.1%)
24,265	Federated Government Obligations Fund Institutional Class, 1.51%(e)	24
869,697	Fidelity Government Portfolio Class I, 1.49%(e)	870
2,083,280	Goldman Sachs Financial Square Government Fund Institutional Class, 1.61%(e)	2,083
16,411	HSBC US Government Class I Money Market, 1.59%(e)	17
4,460,361	Invesco Government & Agency Portfolio Institutional Class, 1.55%(e)	4,460
	Total Short-Term Investments Purchased With Cash Collateral From Securities Loaned (Cost:	7,454
	$7,454)
	Total Investments (Cost: $3,191,212)	$6,853,461

PORTFOLIO OF INVESTMENTS (continued)	15

USAA S&P 500 Index Fund

March 31, 2018 (unaudited)

			Notional		Unrealized
Number of		Expiration		Contract	Appreciation/
			Amount		(Depreciation)
Contracts		Date	(000)	Value (000)	(000)
	FUTURES (0.9%)
	LONG FUTURES
	Equity Contracts
	E-mini S&P 500 Index
492	Futures	6/15/2018	67,185 USD	$65,018	$(2,167)
	Total Futures			$65,018	$(2,167)

PORTFOLIO OF INVESTMENTS (continued)	16

USAA S&P 500 Index Fund

March 31, 2018 (unaudited)

($ in 000s)		VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common stocks	$6,787,536	$—	$—	$6,787,536
Money Market Instruments:
Government & U.S. Treasury Money Market	45,584	—	—	45,584
Funds
U.S. Treasury Bills	12,887	—	—	12,887
Short-Term Investments Purchased With Cash
Collateral From Securities Loaned:
Government & U.S. Treasury Money Market	7,454	—	—	7,454
Funds
Total	$6,853,461	$—	$—	$6,853,461
Liabilities	LEVEL 1	LEVEL 2	LEVEL 3	Total
Futures(1)	$(2,167)	$—	$—	$(2,167)
Total	$(2,167)	$—	$—	$(2,167)

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of January 1, 2018, through March 31, 2018, there were no transfers between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period In which the event or circumstance that caused the transfer occurred.

NOTES TO PORTFOLIO

OF INVESTMENTS

March 31, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA S&P 500 Index Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

17 | USAA S&P 500 Index Fund

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sale price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

3.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and ask prices closest to the last reported sale price.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Notes to Portfolio of Investments | 18

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending - The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or 5 business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the

Short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

19 | USAA S&P 500 Index Fund

At March 31, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of
Securities on Loan	Non-Cash Collateral	Cash Collateral

$127,566,000	$124,384,000	$7,454,000

D.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at March 31, 2018, did not include master netting provisions.

Futures contracts – The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the S&P 500 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $6,854,512,000 at March 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

F.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No. 33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their

Notes to Portfolio of Investments | 20

records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REITs	Real estate investment trust – Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES

(a)The security, or a portion thereof, was out on loan as of March 31, 2018.

(b)Non-income-producing security.

(c)Security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2018.

(d)Northern Trust Corp. is the parent to Northern Trust Investments, Inc. (NTI), which is the subadviser of the Fund.

(e)Rate represents the money market fund annualized seven-day yield at March 31, 2018.

(f)NTI is both the subadviser of the Fund and the adviser of the Northern Institutional Funds - U.S. Government Portfolio.

(g)Rate represents an annualized yield at time of purchase, not a coupon rate.

(h)Security with a value of $12,887,000 is segregated as collateral for initial margin requirements on open futures contracts.

21 | USAA S&P 500 Index Fund

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA TARGET RETIREMENT FUNDS

MARCH 31, 2018

(Form N-Q)

88215-0518	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Target Retirement Income Fund

March 31, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

BONDS (65.8%)

FIXED-INCOME FUNDS (65.8%)

7,853,935	USAA Government Securities Fund	$75,241
1,508,247	USAA High Income Fund	12,081
5,603,560	USAA Income Fund	71,838
1,659,840	USAA Intermediate-Term Bond Fund	17,345
5,636,903	USAA Short-Term Bond Fund	51,183
	Total Fixed-Income Funds (cost: $226,996)	227,688
	Total Bonds (cost: $226,996)	227,688

EQUITY SECURITIES (34.2%)

EQUITY & ALTERNATIVE (34.2%)

35,491	USAA Emerging Markets Fund	714
77,709	USAA Flexible Income Fund	685
2,704,968	USAA Global Managed Volatility Fund	29,241
418,820	USAA Growth Fund	12,745
57,312	USAA Income Stock Fund	1,108
586,115	USAA International Fund	19,189
25,850	USAA MSCI Emerging Markets Value Momentum Blend Index ETF	1,346
73,147	USAA MSCI International Value Momentum Blend Index ETF	3,755
3,410	USAA MSCI USA Small Cap Value Momentum Blend Index ETF	172
71,274	USAA MSCI USA Value Momentum Blend Index ETF	3,647
521,860	USAA Real Return Fund	5,459
78,505	USAA S&P 500 Index Fund	2,946
209,332	USAA Small Cap Stock Fund	3,686
1,815,960	USAA Target Managed Allocation Fund	20,375
46,508	USAA Total Return Strategy Fund	393
634,152	USAA Value Fund	13,133
	Total Equity & Alternative (cost: $94,505)	118,594
	Total Equity Securities (cost: $94,505)	118,594

MONEY MARKET INSTRUMENTS (0.0%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.0%)

13,961 State Street Institutional Treasury Money Market Fund Premier Class, 1.51%(a)
(cost: $14)	14
Total Investments (cost: $321,515)	$346,296

1| USAA Target Retirement Funds

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Bonds:
Fixed-Income Funds	$ 227,688	$—	$—	$ 227,688
Equity Securities:
Equity & Alternative	118,594	—	—	118,594
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	14	—	—	14
Total	$346,296	$—	$—	$346,296

For the period of January 1, 2018, through March 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 2

PORTFOLIO OF INVESTMENTS

USAA Target Retirement 2020 Fund

March 31, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (53.2%)

EQUITY & ALTERNATIVE (53.2%)

139,866	USAA Emerging Markets Fund	$2,813
323,993	USAA Flexible Income Fund	2,858
7,413,133	USAA Global Managed Volatility Fund	80,136
1,202,425	USAA Growth Fund	36,590
163,184	USAA Income Stock Fund	3,154
1,600,330	USAA International Fund	52,395
82,022	USAA MSCI Emerging Markets Value Momentum Blend Index ETF	4,271
209,152	USAA MSCI International Value Momentum Blend Index ETF	10,736
10,655	USAA MSCI USA Small Cap Value Momentum Blend Index ETF	537
197,897	USAA MSCI USA Value Momentum Blend Index ETF	10,126
935,424	USAA Real Return Fund	9,784
194,198	USAA S&P 500 Index Fund	7,288
645,755	USAA Small Cap Stock Fund	11,372
4,507,632	USAA Target Managed Allocation Fund	50,575
202,108	USAA Total Return Strategy Fund	1,710
1,797,801	USAA Value Fund	37,232
	Total Equity & Alternative (cost: $244,839)	321,577
	Total Equity Securities (cost: $244,839)	321,577

BONDS (47.1%)

FIXED-INCOME FUNDS (47.1%)

31,835	USAA Core Intermediate-Term Bond ETF				1,562
6,788,194	USAA Government Securities Fund				65,031
2,712,068	USAA High Income Fund				21,724
7,837,609	USAA Income Fund				100,478
4,119,117	USAA Intermediate-Term Bond Fund				43,045
5,765,476	USAA Short-Term Bond Fund				52,350
	Total Fixed-Income Funds (cost: $274,355)				284,190
	Total Bonds (cost: $274,355)				284,190
	Total Investments (cost: $519,194)				$605,767
($ in 000s)	VALUATION HIERARCHY

Assets		LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Equity & Alternative		$ 321,577	$—	$—	$ 321,577
Bonds:
Fixed-Income Funds		284,190	—	—	284,190
Total		$605,767	$—	$—	$605,767

For the period of January 1, 2018, through March 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

3| USAA Target Retirement Funds

PORTFOLIO OF INVESTMENTS

USAA Target Retirement 2030 Fund

March 31, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (72.0%)

EQUITY & ALTERNATIVE (72.0%)

509,171	USAA Emerging Markets Fund	$10,239
589,510	USAA Flexible Income Fund	5,199
20,657,700	USAA Global Managed Volatility Fund	223,310
3,632,295	USAA Growth Fund	110,531
470,473	USAA Income Stock Fund	9,094
4,753,748	USAA International Fund	155,638
298,497	USAA MSCI Emerging Markets Value Momentum Blend Index ETF	15,543
622,145	USAA MSCI International Value Momentum Blend Index ETF	31,935
30,312	USAA MSCI USA Small Cap Value Momentum Blend Index ETF	1,527
577,251	USAA MSCI USA Value Momentum Blend Index ETF	29,538
5,266	USAA Precious Metals and Minerals Fund(b)	67
1,400,640	USAA Real Return Fund	14,651
680,472	USAA S&P 500 Index Fund	25,538
1,843,969	USAA Small Cap Stock Fund	32,472
12,371,048	USAA Target Managed Allocation Fund	138,803
598,099	USAA Total Return Strategy Fund	5,060
5,291,752	USAA Value Fund	109,592
	Total Equity & Alternative (cost: $717,770)	918,737
	Total Equity Securities (cost: $717,770)	918,737

BONDS (27.8%)

FIXED-INCOME FUNDS (27.8%)

98,632	USAA Core Intermediate-Term Bond ETF	4,840
6,295,381	USAA Government Securities Fund	60,310
4,746,896	USAA High Income Fund	38,022
10,321,702	USAA Income Fund	132,324
8,457,104	USAA Intermediate-Term Bond Fund	88,377
3,382,468	USAA Short-Term Bond Fund	30,713
	Total Fixed-Income Funds (cost: $340,431)	354,586
	Total Bonds (cost: $340,431)	354,586

MONEY MARKET INSTRUMENTS (0.2%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.2%)

2,154,422 State Street Institutional Treasury Money Market Fund Premier Class, 1.51%(a)
(cost: $2,154)	2,154
Total Investments (cost: $1,060,355)	$ 1,275,477

4| USAA Target Retirement Funds

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Equity & Alternative	$918,737	$—	$—	$918,737
Bonds:
Fixed-Income Funds	354,586	—	—	354,586
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	2,154	—	—	2,154
Total	$1,275,477	$—	$—	$1,275,477

For the period of January 1, 2018, through March 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 5

PORTFOLIO OF INVESTMENTS

USAA Target Retirement 2040 Fund

March 31, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (86.5%)

EQUITY & ALTERNATIVE (86.5%)

817,314	USAA Emerging Markets Fund	$16,436
403,463	USAA Flexible Income Fund	3,559
27,320,616	USAA Global Managed Volatility Fund	295,336
5,058,927	USAA Growth Fund	153,943
657,006	USAA Income Stock Fund	12,700
6,482,128	USAA International Fund	212,225
479,059	USAA MSCI Emerging Markets Value Momentum Blend Index ETF	24,945
849,445	USAA MSCI International Value Momentum Blend Index ETF	43,602
41,918	USAA MSCI USA Small Cap Value Momentum Blend Index ETF	2,111
792,639	USAA MSCI USA Value Momentum Blend Index ETF	40,559
4,906	USAA Precious Metals and Minerals Fund(b)	62
998,409	USAA Real Return Fund	10,443
1,004,858	USAA S&P 500 Index Fund	37,712
2,580,046	USAA Small Cap Stock Fund	45,435
15,023,875	USAA Target Managed Allocation Fund	168,568
492,132	USAA Total Return Strategy Fund	4,164
7,292,209	USAA Value Fund	151,022
	Total Equity & Alternative (cost: $943,788)	1,222,822
	Total Equity Securities (cost: $943,788)	1,222,822

BONDS (13.3%)

FIXED-INCOME FUNDS (13.3%)

76,293	USAA Core Intermediate-Term Bond ETF	3,744
2,477,502	USAA Government Securities Fund	23,734
4,290,615	USAA High Income Fund	34,368
4,842,586	USAA Income Fund	62,082
5,974,916	USAA Intermediate-Term Bond Fund	62,438
164,722	USAA Short-Term Bond Fund	1,495
	Total Fixed-Income Funds (cost: $182,634)	187,861
	Total Bonds (cost: $182,634)	187,861

MONEY MARKET INSTRUMENTS (0.2%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.2%)

2,046,055 State Street Institutional Treasury Money Market Fund Premier Class, 1.51%(a)
(cost: $2,046)	2,046
Total Investments (cost: $1,128,468)	$ 1,412,729

6| USAA Target Retirement Funds

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Equity & Alternative	$ 1,222,822	$—	$—	$ 1,222,822
Bonds:
Fixed-Income Funds	187,861	—	—	187,861
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	2,046	—	—	2,046
Total	$1,412,729	$—	$—	$1,412,729

For the period of January 1, 2018, through March 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 7

PORTFOLIO OF INVESTMENTS

USAA Target Retirement 2050 Fund

March 31, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (92.1%)

EQUITY & ALTERNATIVE (92.1%)

549,683	USAA Emerging Markets Fund	$11,054
101,294	USAA Flexible Income Fund	893
16,428,321	USAA Global Managed Volatility Fund	177,590
3,083,594	USAA Growth Fund	93,834
391,595	USAA Income Stock Fund	7,570
3,960,702	USAA International Fund	129,673
299,067	USAA MSCI Emerging Markets Value Momentum Blend Index ETF	15,573
519,333	USAA MSCI International Value Momentum Blend Index ETF	26,657
25,518	USAA MSCI USA Small Cap Value Momentum Blend Index ETF	1,285
480,243	USAA MSCI USA Value Momentum Blend Index ETF	24,574
631,374	USAA Real Return Fund	6,604
653,004	USAA S&P 500 Index Fund	24,507
1,490,673	USAA Small Cap Stock Fund	26,251
8,860,991	USAA Target Managed Allocation Fund	99,420
295,244	USAA Total Return Strategy Fund	2,498
4,463,861	USAA Value Fund	92,447
	Total Equity & Alternative (cost: $579,122)	740,430
	Total Equity Securities (cost: $579,122)	740,430

BONDS (7.6%)

FIXED-INCOME FUNDS (7.6%)

19,425	USAA Core Intermediate-Term Bond ETF	953
664,841	USAA Government Securities Fund	6,369
944,431	USAA High Income Fund	7,565
1,767,540	USAA Income Fund	22,660
2,245,748	USAA Intermediate-Term Bond Fund	23,468
	Total Fixed-Income Funds (cost: $61,191)	61,015
	Total Bonds (cost: $61,191)	61,015

MONEY MARKET INSTRUMENTS (0.2%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.2%)

2,032,669 State Street Institutional Treasury Money Market Fund Premier Class, 1.51%(a)
(cost: $2,033)	2,033
Total Investments (cost: $642,346)	$803,478

8| USAA Target Retirement Funds

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Equity & Alternative	$ 740,430	$—	$—	$ 740,430
Bonds:
Fixed-Income Funds	61,015	—	—	61,015
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	2,033	—	—	2,033
Total	$803,478	$—	$—	$803,478

For the period of January 1, 2018, through March 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 9

PORTFOLIO OF INVESTMENTS

USAA Target Retirement 2060 Fund

March 31, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (91.9%)

EQUITY & ALTERNATIVE (91.9%)

72,516	USAA Emerging Markets Fund	$1,458
10,607	USAA Flexible Income Fund	93
1,647,918	USAA Global Managed Volatility Fund	17,814
327,360	USAA Growth Fund	9,962
38,506	USAA Income Stock Fund	744
439,609	USAA International Fund	14,393
34,079	USAA MSCI Emerging Markets Value Momentum Blend Index ETF	1,774
57,607	USAA MSCI International Value Momentum Blend Index ETF	2,957
2,498	USAA MSCI USA Small Cap Value Momentum Blend Index ETF	126
47,548	USAA MSCI USA Value Momentum Blend Index ETF	2,433
47,091	USAA Real Return Fund	493
95,817	USAA S&P 500 Index Fund	3,596
169,397	USAA Small Cap Stock Fund	2,983
863,796	USAA Target Managed Allocation Fund	9,692
19,263	USAA Total Return Strategy Fund	163
474,615	USAA Value Fund	9,829
	Total Equity & Alternative (cost: $70,674)	78,510
	Total Equity Securities (cost: $70,674)	78,510

BONDS (7.4%)

FIXED-INCOME FUNDS (7.4%)

117,244	USAA Government Securities Fund	1,123
86,317	USAA High Income Fund	691
183,919	USAA Income Fund	2,358
205,803	USAA Intermediate-Term Bond Fund	2,151
16	USAA Short-Term Bond Fund	—
	Total Fixed-Income Funds (cost: $6,374)	6,323
	Total Bonds (cost: $6,374)	6,323

MONEY MARKET INSTRUMENTS (0.6%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.6%)

513,726 State Street Institutional Treasury Money Market Fund Premier Class, 1.51%(a)
(cost: $514)	514
Total Investments (cost: $77,562)	$85,347

10 | USAA Target Retirement Funds

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Equity & Alternative	$ 78,510	$—	$—	$ 78,510
Bonds:
Fixed-Income Funds	6,323	—	—	6,323
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	514	—	—	514
Total	$85,347	$—	$—	$85,347

For the period of January 1, 2018, through March 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 11

NOTES TO PORTFOLIOS

OF INVESTMENTS

March 31, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA Target Retirement Income Fund (Target Income), USAA Target Retirement 2020 Fund (Target 2020), USAA Target Retirement 2030 Fund (Target 2030), USAA Target Retirement 2040 Fund (Target 2040), USAA Target Retirement 2050 Fund (Target 2050), and USAA Target Retirement 2060 Fund (Target 2060) (collectively, the Funds) qualify as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Funds, which are classified as diversified under the 1940 Act.

Each Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and fixed-income mutual funds (underlying USAA Funds) managed by USAA Asset Management Company (the Manager), an affiliate of the Funds. The Funds invest in the Reward Shares of the USAA S&P 500 Index Fund and the Institutional Shares of the other underlying funds.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager, an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

12 | USAA Target Retirement Funds

1.Investments in the underlying USAA Funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

2.Equity securities, including ETFs, except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time a fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used.

3.The underlying USAA Funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Notes to Portfolio of Investments | 13

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or 5 business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At March 31, 2018, the Funds had no securities on loan.

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 15.7% of net assets for Target Income, 24.9% of net assets for Target 2020, 34.2% of net assets for Target 2030, 41.9% of net assets for Target 2040, 44.8% of net assets for 2050, and 44.9% of net assets for Target 2060 at March 31, 2018. As of March 31, 2018, net assets were as follows (in thousands):

	Target Income	Target 2020	Target 2030	Target 2040	Target 2050	Target 2060
Net Assets	$346,251	$604,182	$1,275,764	$1,413,288	$804,020	$85,458

E.Transactions with affiliated funds – The following tables provide details related to the Fund's investment in the USAA Funds for the three-month period ended March 31, 2018 (in thousands):

						Change
						in net
Target Income:				Realized	Capital	unrealized
($ in 000s)	Purchase	Sales	Dividend	Gain	Gain	appreciation/	Market Value
Affiliated USAA Fund	Cost*	Proceeds	Income	(Loss)	Distributions	depreciation	12/31/17 03/31/18
Emerging Markets	$ 659	$5,312	$ —	$1,575	$—	$(1,428)	$ 5,220	$ 714
Flexible Income	5	—	5	—	—	(33)	713	685
Global Managed Volatility	—	—	—	—	—	(81)	29,322	29,241
Government Securities	1,810	—	415	—	—	(1,152)	74,583	75,241
Growth	3,146	999	—	(11)	—	(105)	10,714	12,745
High Income	166	—	166	—	—	(240)	12,155	12,081
Income	2,838	—	538	—	—	(1,666)	70,666	71,838
Income Stock	6	553	6	271	—	(287)	1,671	1,108
Intermediate-Term Bond	154	—	154	—	—	(346)	17,537	17,345
International	—	6,161	—	1,196	—	(1,289)	25,443	19,189

14 | USAA Target Retirement Funds

							Change
							in net
Target Income:				Realized		Capital	unrealized
($ in 000s)	Purchase	Sales	Dividend	Gain		Gain	appreciation/	Market Value
Affiliated USAA Fund	Cost*	Proceeds	Income	(Loss)		Distributions depreciation		12/31/17 03/31/18

MSCI Emerging Markets Value Momentum
Blend Index ETF	$—	$—	$—		$—	$—	$18	$ 1,328	$ 1,346
MSCI International Value Momentum
Blend Index ETF	2,297	—	—		—	—	(52)	1,510	3,755
MSCI USA Small Cap Value Momentum
Blend Index ETF	—	—	—		—	—	(1)	173	172
MSCI USA Value Momentum Blend Index
ETF	1,531	—	7		—	—	(107)	2,223	3,647
Real Return	—	—	—		—	—	(62)	5,521	5,459
S&P 500 Index	591	1,534	14	515		—	(509)	3,883	2,946
Short-Term Bond	954	—	296		—	—	(443)	50,672	51,183
Small Cap Stock	500	—	—		—	—	(36)	3,222	3,686
Target Managed Allocation	—	514	—		39	—	(276)	21,126	20,375
Total Return Strategy	—	—	—		—	—	(7)	400	393
Value	3,195	176	—		4	—	(710)	10,820	13,133
Total	$17,852	$15,249	$1,601	$3,589		$—	$(8,812)	$348,902	$346,282
							Change
							in net
Target 2020:				Realized		Capital	unrealized
($ in 000s)	Purchase	Sales	Dividend	Gain		Gain	appreciation/	Market Value
Affiliated USAA Fund	Cost*	Proceeds	Income	(Loss)	Distributions		depreciation	12/31/17 03/31/18
Core Intermediate-Term Bond ETF	$—	$—	$8	$ —		$—	$(36)	$1,598	$ 1,562
Emerging Markets	—	3,239	—	816		—	(727)	5,963	2,813
Flexible Income	20	—	20	—		—	(135)	2,973	2,858
Global Managed Volatility	—	—	—	—		—	(222)	80,358	80,136
Government Securities	1,743	—	358	—		—	(992)	64,280	65,031
Growth	2,511	2,153	—	(28)		—	(39)	36,299	36,590
High Income	298	—	298	—		—	(431)	21,857	21,724
Income	3,071	1,847	769	(72)		—	(2,346)	101,672	100,478
Income Stock	18	2,775	18	1,446		—	(1,452)	5,917	3,154
Intermediate-Term Bond	383	—	383	—		—	(858)	43,520	43,045
International	—	12,665	—	3,655		—	(4,071)	65,476	52,395
MSCI Emerging Markets Value
Momentum Blend Index ETF	2,804	—	—	—		—	(35)	1,502	4,271
MSCI International Value Momentum
Blend Index ETF	6,949	—	—	—		—	(150)	3,937	10,736
MSCI USA Small Cap Value Momentum
Blend Index ETF	—	—	—	—		—	(4)	541	537
MSCI USA Value Momentum Blend
Index ETF	3,806	—	19	—		—	(327)	6,647	10,126
Real Return	—	—	—	—		—	(113)	9,897	9,784
S&P 500 Index	652	5,300	34	1,282		—	(1,262)	11,916	7,288
Short-Term Bond	977	—	303	—		—	(455)	51,828	52,350
Small Cap Stock	—	—	—	—		—	(58)	11,430	11,372
Target Managed Allocation	374	—	—	—		—	(643)	50,844	50,575
Total Return Strategy	—	—	—	—		—	(30)	1,740	1,710
Value	2,674	316	—	6		—	(1,792)	36,660	37,232
Total	$26,280	$28,295	$2,210	$7,105		$—	$(16,178)	$616,855	$605,767

Notes to Portfolio of Investments | 15

									Change
									in net
Target 2030:						Realized		Capital	unrealized
($ in 000s)	Purchase		Sales	Dividend		Gain		Gain	appreciation/	Market Value
Affiliated USAA Fund	Cost*	Proceeds		Income		(Loss)	Distributions		depreciation	12/31/17 03/31/18

Core Intermediate-Term Bond ETF	$ —		$—		$26	$—		$—	$(110)	$4,950	$4,840
Emerging Markets	948		1,125		—	32		—	(15)	10,399	10,239
Flexible Income	36		—		36	—		—	(246)	5,409	5,199
Global Managed Volatility	—		—		—	—		—	(620)	223,930	223,310
Government Securities	2,675		—		327	—		—	(892)	58,527	60,310
Growth	1,192		2,348		—	(14)		—	(69)	111,770	110,531
High Income	522		—		522	—		—	(756)	38,256	38,022
Income	5,158		—		995	—		—	(3,084)	130,250	132,324
Income Stock	51		9,160		51	4,480		—	(4,458)	18,181	9,094
Intermediate-Term Bond	3,360		—		774	—		—	(1,713)	86,730	88,377
International	652		18,413		—	3,903		—	(5,808)	175,304	155,638
MSCI Emerging Markets Value
Momentum Blend Index ETF	13,298		—		—	—		—	(247)	2,492	15,543
MSCI International Value
Momentum Blend Index ETF	21,621		—		—	—		—	(443)	10,757	31,935
MSCI USA Small Cap Value
Momentum Blend Index ETF	—		—		1	—		—	(11)	1,538	1,527
MSCI USA Value Momentum Blend
Index ETF	10,770		—		55	—		—	(908)	19,676	29,538
Precious Metals and Minerals	—		—		—	—		—	(4)	71	67
Real Return	—		—		—	—		—	(168)	14,819	14,651
S&P 500 Index	419		10,942		118	2,885		—	(2,958)	36,134	25,538
Short-Term Bond	847		—		177	—		—	(264)	30,130	30,713
Small Cap Stock	—		—		—	—		—	(166)	32,638	32,472
Target Managed Allocation	—		9,947		—	978		—	(2,388)	150,160	138,803
Total Return Strategy	—		—		—	—		—	(90)	5,150	5,060
Value	3,178		—		—	—		—	(5,181)	111,595	109,592
Total	$64,727	$51,935			$3,082	$12,264		$—	$(30,599)	$1,278,866	$1,273,323
									Change
									in net
Target 2040:						Realized		Capital	unrealized
($ in 000s)	Purchase		Sales		Dividend	Gain		Gain	appreciation/	Market Value
Affiliated USAA Fund	Cost*		Proceeds		Income	(Loss)		Distributions	depreciation	12/31/17 03/31/18

Core Intermediate-Term Bond ETF		$—		$—	$ 20		$—	$—	$ (85)	$ 3,829	$3,744
Emerging Markets	1,779		2,477		—		95	—	(58)	17,097	16,436
Flexible Income		25		—	25		—	—	(168)	3,702	3,559
Global Managed Volatility		—		—	—		—	—	(819)	296,155	295,336
Government Securities		489		—	131		—	—	(364)	23,609	23,734
Growth		725	2,448		—		34	—	(98)	155,730	153,943
High Income		472		—	472		—	—	(682)	34,578	34,368
Income		472	100		472		(3)	—	(1,491)	63,204	62,082
Income Stock		72	13,367		71	6,668		—	(6,618)	25,945	12,700
Intermediate-Term Bond		556		—	555		—	—	(1,246)	63,128	62,438
International		315	17,468		—	2,851		—	(5,671)	232,198	212,225
MSCI Emerging Markets Value
Momentum Blend Index ETF	21,268			—	—		—	—	(395)	4,072	24,945
MSCI International Value Momentum
Blend Index ETF	30,101			—	—		—	—	(613)	14,114	43,602
MSCI USA Small Cap Value Momentum
Blend Index ETF		—		—	1		—	—	(16)	2,127	2,111
MSCI USA Value Momentum Blend
Index ETF	15,221			—	76		—	—	(1,341)	26,679	40,559

16 | USAA Target Retirement Funds

						Change
						in net
Target 2040:				Realized	Capital	unrealized
($ in 000s)	Purchase	Sales	Dividend	Gain	Gain	appreciation/	Market Value
Affiliated USAA Fund	Cost*	Proceeds	Income	(Loss)	Distributions	depreciation	12/31/17 03/31/18

Precious Metals and Minerals	$—	$—	$—	$—	$—	$(4)	$66	$62
Real Return	—	—	—	—	—	(120)	10,563	10,443
S&P 500 Index	2,290	18,302	174	10,616	—	(10,572)	53,680	37,712
Short-Term Bond	8	—	9	—	—	(13)	1,500	1,495
Small Cap Stock	—	—	—	—	—	(232)	45,667	45,435
Target Managed Allocation	—	7,548	—	840	—	(2,699)	177,975	168,568
Total Return Strategy	—	—	—	—	—	(73)	4,237	4,164
Value	724	—	—	—	—	(6,943)	157,241	151,022
Total	$74,517	$61,710	$2,006	$21,101	$—	$(40,321)	$1,417,096	$1,410,683
						Change
						in net
Target 2050:				Realized	Capital	unrealized
($ in 000s)	Purchase	Sales	Dividend	Gain	Gain	appreciation/	Market Value
Affiliated USAA Fund	Cost*	Proceeds	Income	(Loss)	Distributions	depreciation	12/31/17 03/31/18
Core Intermediate-Term Bond ETF	$—	$—	$5	$—	$—	$(22)	$975	$953
Emerging Markets	1,096	1,800	—	362	—	(324)	11,720	11,054
Flexible Income	6	—	6	—	—	(42)	929	893
Global Managed Volatility	—	—	—	—	—	(493)	178,083	177,590
Government Securities	37	568	37	(21)	—	(90)	7,011	6,369
Growth	410	1,908	—	32	—	(58)	95,358	93,834
High Income	104	—	104	—	—	(150)	7,611	7,565
Income	174	1,553	174	(11)	—	(558)	24,608	22,660
Income Stock	42	8,488	43	4,188	—	(4,141)	15,969	7,570
Intermediate-Term Bond	211	847	211	—	—	(474)	24,578	23,468
International	2,274	12,064	—	1,249	—	(2,965)	141,179	129,673
MSCI Emerging Markets Value
Momentum Blend Index ETF	12,999	—	—	—	—	(233)	2,807	15,573
MSCI International Value Momentum
Blend Index ETF	18,530	—	—	—	—	(368)	8,495	26,657
MSCI USA Small Cap Value Momentum
Blend Index ETF	—	—	—	—	—	(9)	1,294	1,285
MSCI USA Value Momentum Blend
Index ETF	9,293	—	46	—	—	(815)	16,096	24,574
Real Return	—	—	—	—	—	(76)	6,680	6,604
S&P 500 Index	2,928	11,697	113	6,676	—	(6,634)	33,234	24,507
Small Cap Stock	2,507	4,062	—	94	—	(190)	27,902	26,251
Target Managed Allocation	2,089	—	—	—	—	(1,309)	98,640	99,420
Total Return Strategy	—	—	—	—	—	(44)	2,542	2,498
Value	410	—	—	—	—	(4,249)	96,286	92,447
Total	$53,110	$42,987	$739	$12,569	$—	$(23,244)	$801,997	$801,445
						Change
						in net
Target 2060:				Realized	Capital	unrealized
($ in 000s)	Purchase	Sales	Dividend	Gain	Gain	appreciation/	Market Value
Affiliated USAA Fund	Cost*	Proceeds Income		(Loss)	Distributions depreciation		12/31/17 03/31/18

Emerging Markets	$708	$643	$—	$ 17	$—	$(22)	$ 1,398	$ 1,458
Flexible Income	1	—	1	—	—	(5)	97	93
Global Managed Volatility	1,461	—	—	—	—	(71)	16,424	17,814
Government Securities	6	—	6	—	—	(17)	1,134	1,123
Growth	1,075	167	—	(9)	—	(57)	9,120	9,962
High Income	9	—	9	—	—	(14)	696	691

Notes to Portfolio of Investments | 17

						Change
						in net
Target 2060:				Realized	Capital	unrealized
($ in 000s)	Purchase	Sales	Dividend	Gain	Gain	appreciation/	Market Value
Affiliated USAA Fund	Cost*	Proceeds	Income	(Loss)	Distributions	depreciation	12/31/17 03/31/18

Income	$341	$29	$16	$ (1)	$—	$(48)	$2,095	$2,358
Income Stock	4	1,027	4	200	—	(190)	1,757	744
Intermediate-Term Bond	342	—	17	—	—	(36)	1,845	2,151
International	1,892	1,504	—	7	—	(229)	14,227	14,393
MSCI Emerging Markets Value Momentum
Blend Index ETF	1,468	—	—	—	—	(24)	330	1,774
MSCI International Value Momentum
Blend Index ETF	2,203	—	—	—	—	(72)	826	2,957
MSCI USA Small Cap Value Momentum
Blend Index ETF	—	—	—	—	—	—	126	126
MSCI USA Value Momentum Blend Index
ETF	973	—	5	—	—	(83)	1,543	2,433
Real Return	—	—	—	—	—	(5)	498	493
S&P 500 Index	1,348	1,321	17	317	—	(349)	3,601	3,596
Short-Term Bond	—	—	—	—	—	—	—	—
Small Cap Stock	180	—	—	—	—	(18)	2,821	2,983
Target Managed Allocation	675	—	—	—	—	(143)	9,160	9,692
Total Return Strategy	—	—	—	—	—	(3)	166	163
Value	1,203	—	—	—	—	(506)	9,132	9,829
Total	$13,889	$4,691	$75	$531	$—	$(1,892)	$76,996	$84,833

*Includes reinvestment of distributions from dividend income and realized gains.

F.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No.

33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No.

33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and

18 | USAA Target Retirement Funds

amendments will have on the financial statements and other disclosures.

SPECIFIC NOTES

(a)Rate represents the money market fund annualized seven-day yield at March 31, 2018.

(b)Non-income-producing security.

Notes to Portfolio of Investments | 19

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA TOTAL RETURN STRATEGY FUND®

MARCH 31, 2018

(Form N-Q)

48701-0518	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Total Return Strategy Fund

March 31, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (48.6%)

COMMON STOCKS (9.3%)

Materials (9.3%)

Precious Metals & Minerals (9.3%)

17,500	Agnico Eagle Mines Ltd.	$736
20,000	AngloGold Ashanti Ltd. ADR	190
100,000	B2Gold Corp.(a)	274
20,000	Barrick Gold Corp.	249
60,000	Centerra Gold, Inc.(a)	344
43,000	Compania de Minas Buenaventura S.A. ADR(b)	655
100,000	Dundee Precious Metals, Inc.(a)	239
160,000	Eldorado Gold Corp.(a)	134
41,000	Goldcorp, Inc.	567
45,902	Hycroft Mining Corp., acquired 6/5/2014 - 6/9/2015; cost $2,337(a),(c),(d),(e),(f)	5
105,000	Kinross Gold Corp.(a)	415
75,000	New Gold, Inc.(a)	193
20,000	Newmont Mining Corp.	781
26,000	Pan American Silver Corp.	420
7,000	Randgold Resources Ltd. ADR(b)	583
8,500	Royal Gold, Inc.	730
41,000	Tahoe Resources, Inc.	192
24,000	Wheaton Precious Metals Corp.	489
	Total Materials	7,196
	Total Common Stocks (cost: $11,751)	7,196

EXCHANGE-TRADED FUNDS (39.3%)

400,000	iShares Gold Trust(a)	5,092
48,000	iShares MSCI Emerging Markets ETF	2,318
40,000	iShares Silver Trust(a)	616
440,000	PowerShares FTSE RAFI Emerging Markets Portfolio	10,344
40,000	SPDR Gold Shares(a)	5,032
130,000	VanEck Vectors Gold Miners ETF	2,857
14,000	VanEck Vectors Junior Gold Miners ETF	450
145,000	WisdomTree India Earnings Fund	3,802
	Total Exchange-Traded Funds (cost: $28,474)	30,511
	Total Equity Securities (cost: $40,225)	37,707

1| USAA Total Return Strategy Fund

Principal		Coupon		Market
				Value
Amount
(000)	Security	Rate	Maturity	(000)

BONDS (43.8%)

CONVERTIBLE SECURITIES (0.9%)

Materials (0.9%)

Gold (0.9%)

$650 Hycroft Mining Corp., acquired 10/21/2015
- 3/30/2018; cost $630 (c),(d),(e),(g) (cost:
$638)	15.00%(h)	10/22/2020	$689

Number

of Shares

FIXED-INCOME EXCHANGE-TRADED FUNDS (42.9%)

259,900	iShares 20+ Year Treasury Bond ETF	31,682
15,000	iShares 7-10 Year Treasury Bond ETF "B"	1,548
	Total Fixed-Income Exchange-Traded Funds (cost: $33,428)	33,230
	Total Bonds (cost: $34,066)	33,919

MONEY MARKET INSTRUMENTS (6.6%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (6.6%)

5,124,025 State Street Institutional Treasury Money Market Fund Premier Class, 1.51%(i)(b)
	(cost: $5,124)				5,124
	Total Investments (cost: $79,415)				$76,750

Number of		Exercise	Expiration	Notional	Market
Contracts	Description	price	Date	Amount (000)	Value (000)

PURCHASED OPTIONS (0.8%)

8,000	Call - VanEck Vectors	$35.00	01/18/2019	USD	17,584	$144
	Gold Miners ETF
5,000	Call - VanEck Vectors
	Gold Miners ETF	34.00	01/17/2020	USD	10,990	513
	Total Purchased Options (cost:$ 902)					$657

Portfolio of Investments | 2

					Unrealized
					Appreciation/
Number of		Expiration	Notional	Contract	Depreciation
Contracts	Description	Date	Amount (000)	Value (000)	(000)

FUTURES (2.1%)

LONG FUTURES

Interest Rate Contracts

15 U.S. Treasury Bond 06/20/2018 USD 2,135 $ 2,199 $ 64

Total Long Futures$ 2,199 $ 64

SHORT FUTURES

Equity Contracts

50 Russell 2000 Mini	06/15/2018	USD	(4,003)	(3,828)		175
Total Short Futures
				$(3,828)		$175
Total Futures
				$(1,629)		$239

($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1		LEVEL 2	LEVEL 3		Total
Equity Securities:
Common Stocks		$7,191	$—		$5	$7,196
Exchange-Traded Funds		30,511	—		—	30,511
Bonds:
Convertible Securities		—	—	689		689
Fixed-Income Exchange-Traded Funds		33,230	—		—	33,230
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds		5,124	—		—	5,124
Options:
Call Options Purchased		657	—		—	657
Futures(1)		239	—		—	239
Total		$76,952	$—	$694		$77,646

(1) Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

3| USAA Total Return Strategy Fund

RECONCILIATION OF LEVEL 3 INVESTMENTS

	Convertible	Common
($ in 000s)	Securities	Stocks

Balance as of December 31, 2017	$ 827	$–
Purchases	23	–
Sales	–	–
Transfers into Level 3	–	–
Transfers out of Level 3	–	–
Net realized gain (loss) on investments	–	–
Change in net unrealized appreciation/(depreciation) of investments	(161)	5
Balance as of March 31, 2018	$ 689	$5

For the period of January 1, 2018, through March 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS*

	Fair Value at		Significant
	March 31, 2018	Valuation	Unobservable
Assets	($ in 000's)	Technique(s)	Input(s)	Range

Bonds:
Convertible Securities	$689	Market	Average Value Per	$54.13
		Comparables	Recoverable Ounce(a)
			Comparable Discount	40%
			Adjustment(b)

(a)Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.

(b)Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

* Quantitative Information table includes certain Level 3 securities using valuation models.

Increases in the earnings before interest, taxes, depreciation, and amortization (EBITDA), revenue multiples, transaction prices, average value per recoverable ounce, or earnings per share will increase the value of the security while an increase in the discount for lack of marketability will decrease the value of the security.

Portfolio of Investments | 4

NOTES TO PORTFOLIO

OF INVESTMENTS

March 31, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Total Return Strategy Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Total Return Strategy Fund Shares (Fund Shares) and Total Return Strategy Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the

5| USAA Total Return Strategy Fund

Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's

Notes to Portfolio of Investments | 6

market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8.Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

7| USAA Total Return Strategy Fund

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by last quoted price. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

The methods used may include valuation models that rely on significant assumptions and/or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or 5 business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At March 31, 2018, the Fund had no securities on loan.

D.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The

Notes to Portfolio of Investments | 8

purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at March 31, 2018, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

Options transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or

9| USAA Total Return Strategy Fund

loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

F.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $77,538,000 at March 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

Investments in foreign securities were 46.4% of net assets at March 31, 2018.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

G.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No.

33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under

Notes to Portfolio of Investments | 10

the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

H.Upcoming Accounting Pronouncement – In March 2017, The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statement disclosures.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a)Non-income-producing security.

(b)The security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2018.

(c)Security was fair valued at March 31, 2018, by USAA Asset Management Company in accordance with valuation procedures approved by the USAA Mutual Funds Trust's Board of Trustees. The total value of all such securities was $694,000, which represented 0.9% of the Fund's net assets.

(d)Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by the USAA Mutual Funds Trust's Board of Trustees. The aggregate market value of these securities at March 31, 2018, was $694,000, which represented 0.9% of the Fund's net assets.

(e)Security was fair valued at Level 3.

(f)Restricted security that is not registered under the Securities Act of 1933.

(g)Pay-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(h)All of the coupon is PIK.

(i)Rate represents the money market fund annualized seven-day yield at March 31, 2018.

11 | USAA Total Return Strategy Fund

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA ULTRA SHORT-TERM BOND FUND

MARCH 31, 2018

(Form N-Q)

94424-0518	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Ultra Short-Term Bond Fund

March 31, 2018 (unaudited)

Principal		Coupon		Market
Amount				Value
(000)	Security	Rate	Maturity	(000)

BONDS (97.6%)

ASSET-BACKED SECURITIES (15.5%)

Financials (15.5%)

Asset-Backed - Automobile (0.3%)

$ 1,000 Santander Drive Auto Receivables Trust2.74% 12/15/2021 $ 1,001

Asset-Backed Financing (14.6%)

2,600	AmeriCredit Automobile Receivables Trust	3.13	10/08/2020	2,612
1,000	ARI Fleet Lease Trust(a)	1.91	4/15/2026	995
1,000	ARI Fleet Lease Trust(a)	2.28	4/15/2026	986
1,000	Avis Budget Rental Car Funding
	AESOP, LLC(a)	3.75	7/20/2020	999
327	California Republic Auto Receivables
	Trust	1.57	12/16/2019	326
2,069	California Republic Auto Receivables
	Trust	2.30	12/16/2019	2,068
1,000	California Republic Auto Receivables
	Trust	2.34	4/15/2020	999
2,000	Canadian Pacer Auto Receivables Trust(a)	2.05	3/19/2021	1,969
1,350	CarMax Auto Owner Trust	2.17	10/15/2020	1,345
560	CNH Equipment Trust	1.61	5/17/2021	560
1,000	Credit Acceptance Auto Loan Trust(a)	2.65	6/15/2026	991
1,675	Dell Equipment Finance Trust(a)	2.75	9/22/2020	1,675
2,000	Enterprise Fleet Financing, LLC(a)	2.04	2/22/2022	1,978
1,000	GMF Floorplan Owner Revolving Trust(a)	1.65	5/15/2020	999
1,000	Great America Leasing Receivables
	Funding, LLC(a)	2.06	6/22/2020	994
1,000	Great America Leasing Receivables
	Funding, LLC(a)	2.36	1/20/2023	990
2,000	Holmes Master Issuer plc (3 mo. LIBOR +
	0.36%)(a)	2.15(b)	10/15/2054	1,999
1,500	Huntington Auto Trust "B"	1.95	6/15/2021	1,496
1,420	Huntington Auto Trust "C"	2.15	6/15/2021	1,417
2,000	Master Credit Card Trust "A"(a)	2.26	7/21/2021	1,982
290	NP SPE II, LLC(a)	3.37	10/21/2047	283
2,000	Prestige Auto Receivables Trust(a)	2.40	4/15/2021	1,999
1,000	Prestige Auto Receivables Trust(a)	3.05	4/15/2021	996
2,249	Santander Drive Auto Receivables Trust	2.91	4/15/2020	2,252
2,000	Santander Retail Auto Lease Trust(a)	2.22	1/20/2021	1,980
1,894	SCF Equipment Leasing, LLC(a)	3.41	12/20/2023	1,869
1,844	Securitized Term Auto Receivables
	Trust(a)	1.52	3/25/2020	1,833
1,000	Securitized Term Auto Receivables
	Trust(a)	1.89	8/25/2020	994
2,000	Synchrony Credit Card Master Note Trust
	"C"	2.56	6/15/2023	1,968
2,000	TCF Auto Receivables Owner Trust(a)	2.55	4/15/2021	1,996
1,000	Volvo Financial Equipment, LLC(a)	1.92	3/15/2021	990
547	Wheels SPV, LLC(a)	1.59	5/20/2025	544

1| USAA Ultra Short-Term Bond Fund

Principal		Coupon		Market
Amount				Value
(000)	Security	Rate	Maturity	(000)

$2,000	Wheels SPV, LLC(a)	1.87%	5/20/2025 $	1,978
				47,062

Other Asset-Backed Securities (0.6%)

1,814 BCC Funding XIV, LLC(a)	2.20	2/20/2019

Total Financials

Total Asset-Backed Securities (cost: $50,169)

COLLATERALIZED LOAN OBLIGATIONS (1.1%)

Financials (1.1%)

1,000	Annisa Ltd. (3 mo. LIBOR + 1.55%)(a)	3.30(b)	7/20/2028
904	Cent, LP (3 mo. LIBOR + 1.30%)(a)	3.07(b)	1/30/2025
1,500	Octagon Investment Partners 25 Ltd. (3
	mo. LIBOR + 0.80%)(a)	2.70(b)	10/20/2026

Total Financials

Total Collateralized Loan Obligations (cost: $3,405)

COMMERCIAL MORTGAGE SECURITIES (7.9%)

Financials (7.9%)

Commercial Mortgage-Backed Securities (7.7%)

1,400	BAMLL Commercial Mortgage Securities
	Trust (1 mo. LIBOR + 0.80%)(a)	2.58(b)	6/15/2028
1,500	BAMLL Commercial Mortgage Securities
	Trust (1 mo. LIBOR + 1.10%)(a)	2.88(b)	6/15/2028
1,545	CGBAM Commercial Mortgage Trust	3.21	4/10/2028
1,700	Commercial Mortgage Trust (1 mo. LIBOR
	+ 1.60%)(a)	3.32(b)	2/13/2032
691	Commercial Mortgage Trust	5.73(c)	7/10/2038
483	Commercial Mortgage Trust	1.28	8/10/2046
2,800	FREMF Mortgage Trust (a)	5.37(c)	12/25/2046
1,575	FREMF Mortgage Trust (a)	3.00(c)	10/25/2047
649	GS Mortgage Securities Trust	1.51	9/10/2047
2,000	J.P.Morgan Chase Commercial Mortgage
Securities Trust (1 mo. LIBOR +
	0.90%)(a)	2.68(b)	10/15/2029
3,000	J.P.Morgan Chase Commercial Mortgage
Securities Trust (1 mo. LIBOR +
	1.40%)(a)	3.18(b)	10/15/2029
288	J.P.Morgan Chase Commercial Mortgage
Securities Trust (1 mo. LIBOR +
	1.75%)(a)	3.52(b)	12/15/2030
79	J.P.Morgan Chase Commercial Mortgage
	Securities Trust (a)	4.39	2/15/2046
983	LSTAR Commercial Mortgage Trust (a)	2.42	3/10/2050
300	Morgan Stanley Bank of America Merrill
	Lynch Trust	1.55	8/15/2047
2,000	Morgan Stanley Capital Trust "A" (1 mo.
	LIBOR + 0.70%)(a)	2.48(b)	11/15/2034
3,650	SCG Trust (1 mo. LIBOR + 1.65%)(a)	3.42(b)	11/15/2026

1,814

49,877

49,877

1,004

906

1,501

3,411

3,411

1,401

1,501

1,535

1,703

692

482

2,916

1,569

644

2,001

3,002

288

80

970

300

2,004

3,651

24,739

Interest-Only Commercial Mortgage Backed Securities (0.2%)

25,457	GS Mortgage Securities Trust (a),(d),(e)	0.67(c)	3/10/2044	413
11,078	JPMBB Commercial Mortgage Securities
	Trust (d),(e)	1.14(c)	4/15/2047	268
				681
	Total Financials			25,420
	Total Commercial Mortgage Securities (cost: $25,178)			25,420

Portfolio of Investments | 2

Principal		Coupon		Market
Amount				Value
(000)	Security	Rate	Maturity	(000)

CORPORATE OBLIGATIONS (50.4%)

Consumer Discretionary (3.4%)

Apparel, Accessories & Luxury Goods (0.1%)

$441 Phillips-Van Heusen Corp. (1 mo. LIBOR
+ 1.50%) (f)	3.31%	2/13/2019 $	441

Automobile Manufacturers (2.8%)

2,000	Ford Motor Credit Co., LLC (3 mo. LIBOR	2.21(b)	11/02/2020	1,992
	+ 0.43%)
2,000	General Motors Co. (3 mo. LIBOR +
	0.80%)	2.59(b)	8/07/2020	2,003
2,000	General Motors Financial Co., Inc.	2.40	4/10/2018	2,000
2,000	Hyundai Capital America (a)	2.75	9/18/2020	1,971
1,000	Nissan Motor Acceptance Corp. (a)	2.55	3/08/2021	984
				8,950

Automotive Retail (0.3%)

1,000 AutoZone, Inc.	4.00	11/15/2020	1,024

Broadcasting (0.2%)

500 Discovery Communications, LLC	2.20	9/20/2019	495
Total Consumer Discretionary			10,910

Consumer Staples (2.6%)

Drug Retail (1.3%)

2,000	CVS Health Corp.	2.25	12/05/2018	1,993
2,000	CVS Health Corp. (3 mo. LIBOR + 0.72%)	2.78(b)	3/09/2021	2,016
				4,009

Food Retail (0.3%)

1,000 Kraft Heinz Foods Co. (3 mo. LIBOR +	2.38(b)	2/10/2021	998
0.57%)

Packaged Foods & Meats (1.0%)

2,000	Tyson Foods, Inc.	2.65	8/15/2019	1,989
1,320	Tyson Foods, Inc. (3 mo. LIBOR + 0.45%)	2.34(b)	8/21/2020	1,323
				3,312
	Total Consumer Staples			8,319

Energy (9.7%)

Oil & Gas Exploration & Production (1.5%)

2,795	Anadarko Petroleum Corp.	4.85	3/15/2021	2,906
2,000	Devon Energy Corp.	4.00	7/15/2021	2,038
				4,944

Oil & Gas Refining & Marketing (1.4%)

2,480	EnLink Midstream Partners, LP	2.70	4/01/2019	2,467
2,000	Phillips 66 (3 mo. LIBOR + 0.75%) (a)	2.47(b)	4/15/2020	2,003
				4,470

Oil & Gas Storage & Transportation (6.8%)

2,138	Andeavor Logistics, LP	3.50	12/01/2022	2,103
1,500	Andeavor Logistics, LP / Tesoro Logistics
	Finance Corp.	5.50	10/15/2019	1,546

3| USAA Ultra Short-Term Bond Fund

Principal		Coupon		Market
Amount				Value
(000)	Security	Rate	Maturity	(000)

$1,000	Buckeye Partners, LP	2.65%	11/15/2018 $	998
1,000	Cheniere Energy Partners, LP (1 mo.
	LIBOR + 2.25%) (f)	4.13	2/25/2020	1,001
780	Columbia Pipeline Group, Inc.	3.30	6/01/2020	779
580	DCP Midstream Operating, LP	2.70	4/01/2019	577
1,899	DCP Midstream Operating, LP (a)	5.35	3/15/2020	1,961
1,000	Enable Midstream Partners, LP	2.40	5/15/2019	990
2,000	Enable Oklahoma Intrastate
	Transmission, LLC (a)	6.25	3/15/2020	2,089
2,000	Enterprise Products Operating, LLC	6.50	1/31/2019	2,058
2,000	NuStar Logistics, LP	4.80	9/01/2020	2,007
1,000	Plains All American Pipeline, LP	2.60	12/15/2019	987
2,000	Rockies Express Pipeline, LLC (a)	5.62	4/15/2020	2,080
2,500	Western Gas Partners, LP	2.60	8/15/2018	2,497
				21,673
	Total Energy			31,087

Financials (15.8%)

Consumer Finance (2.1%)

3,000	Ally Financial, Inc.	3.50	1/27/2019	3,011
1,000	American Honda Finance Corp. (3 mo.
	LIBOR + 0.35%)	2.14(b)	11/05/2021	1,001
2,630	Capital One Bank N.A.	2.25	2/13/2019	2,617
				6,629

Diversified Banks (3.4%)

2,000	Bank of America Corp. (3 mo. LIBOR +	2.40(b)	7/21/2021	2,007
	0.66%)
1,000	Citigroup, Inc.	2.50	7/29/2019	996
1,000	Citigroup, Inc. (3 mo. LIBOR + 1.38%)	3.68(b)	3/30/2021	1,024
2,000	Citizens Bank, N.A.	2.20	5/26/2020	1,959
2,000	J.P.Morgan Chase & Co. (3 mo. LIBOR +
	0.68%)	2.69(b)	6/01/2021	2,012
3,000	Wells Fargo & Co.	2.55	12/07/2020	2,950
				10,948

Investment Banking & Brokerage (0.9%)

3,000 Morgan Stanley (3 mo. LIBOR + 0.55%)	2.29(b)	2/10/2021	3,002

Life & Health Insurance (1.2%)

1,350	Jackson National Life Global Funding (a)	2.60	12/09/2020	1,333
2,000	MetLife Global Funding I (a)	1.88	6/22/2018	1,997
535	Protective Life Global Funding (a)	2.70	11/25/2020	530
				3,860

Multi-Line Insurance (1.2%)

3,000	Assurant, Inc. (3 mo. LIBOR + 1.25%) (g)	3.54(b)	3/26/2021	3,004
1,000	MassMutual Global Funding (a)	2.10	8/02/2018	999
				4,003

Regional Banks (7.0%)

2,000	BB&T Corp.	5.25	11/01/2019	2,070
1,000	CIT Group, Inc. (g)	5.37	5/15/2020	1,034
1,000	CIT Group, Inc.	4.13	3/09/2021	1,008
2,470	Compass Bank	2.75	9/29/2019	2,458
2,740	Huntington National Bank	2.40	4/01/2020	2,708
2,075	KeyCorp	2.90	9/15/2020	2,067
3,000	Manufacturers & Traders Trust Co. (3 mo.
	LIBOR + 0.64%)	2.65(b)	12/01/2021	2,996
1,000	MUFG Americas Holdings Corp.	2.25	2/10/2020	985

Portfolio of Investments | 4

Principal		Coupon		Market
Amount				Value
(000)	Security	Rate	Maturity	(000)

$1,000	MUFG Union Bank, NA	2.63%	9/26/2018 $	999
1,000	PNC Bank, NA	2.20	1/28/2019	996
2,000	Regions Bank	7.50	5/15/2018	2,011
1,025	Regions Bank	2.25	9/14/2018	1,023
2,000	SunTrust Banks, Inc. (3 mo. LIBOR +
	0.80%)	2.78(b)	5/29/2019	2,010
				22,365
	Total Financials			50,807

Health Care (5.1%)

Biotechnology (0.6%)

2,000 Amgen, Inc.	3.45	10/01/2020	2,021

Health Care Distributors (0.6%)

2,000 Cardinal Health, Inc.	1.95	6/14/2019	1,979

Health Care Equipment (0.8%)

1,700	Becton Dickinson & Co.	2.41	6/05/2020	1,668
787	Zimmer Holdings, Inc. (1 wk. LIBOR +
	1.38%) (f)	3.25	5/29/2019	786
				2,454

Health Care Facilities (1.1%)

2,424	HCA Inc. (1 mo. LIBOR + 1.50%) (f)	3.38	6/10/2020	2,444
1,000	HCA, Inc.	6.50	2/15/2020	1,051
				3,495

Health Care Services (1.4%)

2,275	Express Scripts, Inc. (1 wk. LIBOR +
	1.13%) (f)	2.77	4/28/2020	2,274
2,000	Quest Diagnostics, Inc.	2.70	4/01/2019	2,002
				4,276

Pharmaceuticals (0.6%)

2,000 Shire Acquisitions Investments Ireland
Designated Activity Co.	1.90	9/23/2019	1,968
Total Health Care			16,193

Industrials (2.4%)

Aerospace & Defense (0.6%)

1,000	Arconic, Inc.	5.40	4/15/2021	1,035
1,000	Rockwell Collins, Inc. (f),(h)	3.60	12/16/2019	999
				2,034

Agriculture & Farm Machinery (0.2%)

500 CNH Industrial Capital, LLC	3.38	7/15/2019	500

Airlines (0.2%)

625 Continental Airlines, Inc. Pass-Through
Trust "B"	6.25	10/11/2021	649

Trading Companies & Distributors (0.6%)

1,000	International Lease Finance Corp.	3.87	4/15/2018	1,000
1,000	International Lease Finance Corp.	6.25	5/15/2019	1,035
				2,035

5| USAA Ultra Short-Term Bond Fund

Principal		Coupon		Market
Amount				Value
(000)	Security	Rate	Maturity	(000)

Trucking (0.8%)

$640	Penske Truck Leasing Co., LP / PTL
	Finance Corp. (a)	3.20%	7/15/2020	$641
2,000	Ryder System, Inc.	2.50	5/11/2020	1,976
				2,617
	Total Industrials			7,835

Information Technology (1.8%)

Electronic Equipment & Instruments (0.3%)

1,000 FLIR Systems, Inc.	3.13	6/15/2021	991

Semiconductors (0.6%)

2,000 QUALCOMM, Inc.	2.10	5/20/2020	1,978

Systems Software (0.5%)

1,500 Symantec Corp. (1 mo. LIBOR +
1.50%) (f)	3.31	7/28/2019	1,500

Technology Hardware, Storage, & Peripherals (0.4%)

1,348 Dell, Inc. (1 mo. LIBOR + 1.50%) (f)	3.38	12/31/2018	1,348
Total Information Technology			5,817

Materials (3.1%)

Commodity Chemicals (0.5%)

1,462 LyondellBasell Industries N.V.	5.00	4/15/2019	1,484

Construction Materials (0.9%)

2,000	Vulcan Materials Co. (3 mo. LIBOR +	2.72(b)	6/15/2020	1,997
	0.60%)
1,000	Vulcan Materials Co. (3 mo. LIBOR +
	0.65%)	2.57(b)	3/01/2021	1,001
				2,998

Diversified Chemicals (0.5%)

1,665 Ei Du Pont De Nemours	2.20	5/01/2020	1,643

Fertilizers & Agricultural Chemicals (0.6%)

1,000	Monsanto Co.	2.13	7/15/2019	992
1,000	Mosaic Co.	3.25	11/15/2022	980
				1,972

Specialty Chemicals (0.6%)

2,000 Sherwin-Williams Co. (The)	2.25	5/15/2020	1,968
Total Materials			10,065

Real Estate (4.9%)

Real Estate Operating Companies (1.2%)

3,650 MOBR-04, LLC (LOC - Compass Bank)	2.94	9/01/2024	3,650

REITs - Diversified (0.6%)

2,000 Select Income	3.60	2/01/2020	1,997

Portfolio of Investments | 6

Principal		Coupon		Market
Amount				Value
(000)	Security	Rate	Maturity	(000)

REITs - Health Care (1.9%)

$3,000	Sabra Health Care Ltd. (1 wk. LIBOR +
	1.45%) (f)	3.18%	8/17/2020 $	2,970
2,340	Senior Housing Properties Trust	3.25	5/01/2019	2,342
765	Ventas Realty, LP	2.70	4/01/2020	759
				6,071

REITs - Office (0.4%)

1,333 SL Green Operating Partnership, LP	3.25	10/15/2022	1,301

REITs - Retail (0.8%)

2,000	National Retail Properties, Inc.	5.50	7/15/2021	2,134
500	Regency Centers, LP	4.80	4/15/2021	520
				2,654
	Total Real Estate			15,673

Utilities (1.6%)

Electric Utilities (1.3%)

2,000	DPL, Inc.	6.75	10/01/2019	2,075
1,167	Mississippi Power Co. (3 mo. LIBOR +
	0.65%) (g)	2.94(b)	3/27/2020	1,168
1,000	NextEra Energy Capital Holdings, Inc.	2.70	9/15/2019	997
				4,240

Multi-Utilities (0.3%)

1,000 Dominion Energy, Inc.	2.96	7/01/2019	998
Total Utilities			5,238
Total Corporate Obligations (cost: $162,845)			161,944

EURODOLLAR AND YANKEE OBLIGATIONS (19.0%)

Consumer Discretionary (0.8%)

Automobile Manufacturers (0.8%)

1,390	Daimler Finance, N.A., LLC (3 mo. LIBOR
	+ 0.45%) (a)	2.35(b)	2/22/2021	1,391
1,000	Nissan Motor Acceptance Corp. (a)	2.35	3/04/2019	998
	Total Consumer Discretionary			2,389

Energy (1.7%)

Integrated Oil & Gas (0.7%)

2,000 Petrobras Global Finance B.V.	4.88	3/17/2020	2,043

Oil & Gas Equipment & Services (0.6%)

2,000 Schlumberger Finance Canada Ltd. (a)	2.20	11/20/2020	1,974

Oil & Gas Exploration & Production (0.4%)

1,210 Woodside Finance Ltd. (a)	8.75	3/01/2019	1,276
Total Energy			5,293

Financials (12.2%)

Diversified Banks (8.3%)

2,000 ABN AMRO Bank N.V. (3 mo. LIBOR +
0.41%) (a)	2.15(b)	1/19/2021	2,001

7| USAA Ultra Short-Term Bond Fund

Principal		Coupon		Market
Amount				Value
(000)	Security	Rate	Maturity	(000)

$800	ANZ New Zealand International Ltd. (3
	mo. LIBOR + 1.01%) (a)	2.78%(b)	7/28/2021 $	813
1,000	Australia & New Zealand Banking
	Group Ltd. (3 mo. LIBOR + 0.40%)	2.42(b)	12/03/2019	1,000
1,700	Bank of Nova Scotia	2.05	6/05/2019	1,686
3,000	Commonwealth Bank of Australia (3 mo.
	LIBOR + 0.83%) (a)	2.86(b)	9/06/2021	3,034
1,000	Credit Suisse Group Funding
	Guernsey Ltd.	2.75	3/26/2020	991
700	Credit Suisse Group Funding
	Guernsey Ltd. (3 mo. LIBOR + 2.29%)	4.02(b)	4/16/2021	723
1,000	ING Bank N.V. (3 mo. LIBOR + 0.69%) (a)	3.00(b)	10/01/2019	1,007
2,000	National Bank of Canada (3 mo. LIBOR +
	0.60%)	2.33(b)	1/17/2020	2,008
3,000	Royal Bank of Canada	1.87	2/05/2020	2,954
2,000	Santander UK plc	3.05	8/23/2018	2,004
2,000	Stadshypotek AB	1.88	10/02/2019	1,978
1,000	Standard Chartered PLC (a)	3.05	1/15/2021	991
1,500	Svenska Handelsbanken AB (3 mo.
	LIBOR + 1.15%)	3.46(b)	3/30/2021	1,536
2,000	Toronto-Dominion Bank (a)	2.25	3/15/2021	1,965
2,000	Westpac Banking Corp. (3 mo. LIBOR +
	0.85%)	2.73(b)	8/19/2021	2,031
				26,722

Diversified Capital Markets (2.0%)

3,000	Deutsche Bank AG (3 mo. LIBOR +	2.69(b)	7/13/2020	3,009
	0.97%)
2,000	UBS Group Funding Switzerland AG (3
	mo. LIBOR + 1.78%) (a)	3.50(b)	4/14/2021	2,073
1,425	UBS Group Funding Switzerland AG (a)	3.00	4/15/2021	1,411
				6,493

Other Diversified Financial Services (0.6%)

2,000 ING Bank N.V. (3 mo. LIBOR + 0.88%) (a)	2.72(b)	8/15/2021	2,026

Property & Casualty Insurance (0.6%)

2,000 Suncorp Metway Ltd. (a)	2.38	11/09/2020	1,959

Real Estate Services (0.7%)

2,000 Prologis International Funding II S.A. (a)	4.87	2/15/2020	2,051
Total Financials			39,251

Industrials (2.0%)

Aerospace & Defense (0.8%)

1,400	BAE Systems Holdings, Inc. (a)	6.37	6/01/2019	1,458
1,000	BAE Systems Holdings, Inc. (a)	2.85	12/15/2020	991
				2,449

Industrial Conglomerates (0.6%)

2,000 CK Hutchison International II Ltd. (a)	2.25	9/29/2020	1,964

Marine (0.3%)

1,000 A.P. Moller-Maersk A/S (a)	2.55	9/22/2019	995

Trading Companies & Distributors (0.3%)

1,000 AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	5.00	10/01/2021	1,042
Total Industrials			6,450

Portfolio of Investments | 8

Principal		Coupon		Market
Amount				Value
(000)	Security	Rate	Maturity	(000)

Information Technology (0.6%)

Electronic Manufacturing Services (0.6%)

$ 2,000 Tyco Electronics Group S.A.2.35% 8/01/2019 $ 1,990

Materials (1.4%)

Commodity Chemicals (0.6%)

1,000	Braskem Finance Ltd. (a)	5.75	4/15/2021	1,048
1,000	Braskem Netherlands Finance B.V. (a)	3.50	1/10/2023	964
				2,012

Diversified Metals & Mining (0.6%)

1,000	Glencore Funding, LLC (3 mo. LIBOR +
	1.36%) (a)	3.08(b)	1/15/2019	1,006
1,000	Glencore Funding, LLC (a)	3.13	4/29/2019	1,001
				2,007

Steel (0.2%)

500 ArcelorMittal	5.12	6/01/2020	518
Total Materials			4,537

Real Estate (0.3%)

REITs - Retail (0.3%)

1,000 Scentre Group Trust (a)	2.38	11/05/2019	990
Total Eurodollar and Yankee Obligations (cost: $61,289)			60,900

MUNICIPAL OBLIGATIONS (3.7%)

Michigan (0.6%)

2,000 Clintondale Community Schools	2.61	5/01/2021	1,982

Pennsylvania (1.5%)

4,815 Sports & Exhibition Auth. of Pittsburgh &
Allegheny County (Put Date 4/6/2018)
(INS - Assured Guaranty Municipal
Corp.) (LIQ - PNC Financial Services
Group)(i)	1.98	11/01/2039	4,815

Tennessee (1.3%)

4,130 Metropolitan Nashville Airport Auth. (Put
Date 4/6/2018) (LOC - Regions Bank)(i)	2.60	4/01/2030	4,130

Wisconsin (0.3%)

1,000 Public Finance Auth. (LOC - Citizens
Financial Group)	2.75	6/01/2020	983
Total Municipal Obligations (cost: $11,945)			11,910
Total Bonds (cost: $314,831)			313,462

MONEY MARKET INSTRUMENTS (2.1%)

COMMERCIAL PAPER (1.8%)

2,000	Catholic Health Initiatives	2.55	4/12/2018	1,998
4,000	Energy Transfer Partners (a)	2.65	4/02/2018	4,000
	Total Commercial Paper (cost: $5,998)			5,998

9| USAA Ultra Short-Term Bond Fund

		Market
Number		Value
of Shares	Security	(000)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.3%)

939,714 State Street Institutional Treasury Money Market Fund Premier Class, 1.51%(j)
(cost: $940)				$940
Total Money Market Instruments (cost: $6,938)				6,938
Total Investments (cost: $321,769)				$320,400
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Bonds:
Asset-Backed Securities	$ —	$49,877	$—	$49,877
Collateralized Loan Obligations	—	3,411	—	3,411
Commercial Mortgage Securities	—	25,420	—	25,420
Corporate Obligations	—	161,944	—	161,944
Eurodollar and Yankee Obligations	—	60,900	—	60,900
Municipal Obligations	—	11,910	—	11,910
Money Market Instruments:
Commercial Paper	—	5,998	—	5,998
Government & U.S. Treasury Money Market
Funds	940	—	—	940
Total	$940	$319,460	$—	$320,400

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of January 1, 2018, through March 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 10

NOTES TO PORTFOLIO

OF INVESTMENTS

March 31, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Ultra Short-Term Bond Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Ultra Short-Term Bond Fund Shares (Fund Shares), Ultra Short-Term Bond Fund Institutional Shares (Institutional Shares), and effective March 1, 2017, a new share class designated Ultra Short-Term Bond Fund R6 Shares (R6 Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The R6 Shares are available for investment by participants in employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants and to endowment funds and foundations.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional

11 | USAA Ultra Short-Term Bond Fund

information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

2.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

4.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

Notes to Portfolio of Investments | 12

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or 5 business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At March 31, 2018, the Fund had no securities on loan.

D.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes

13 | USAA Ultra Short-Term Bond Fund

such purchases and commitments while remaining substantially fully invested.

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $321,301,000 at March 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

Investments in foreign securities were 22.8% of net assets at March 31, 2018.

F.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No.

33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No.

33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

G.Upcoming Accounting Pronouncement – In March 2017, The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statement disclosures.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions.

Notes to Portfolio of Investments | 14

Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages paydown.

Collateralized loan obligations (CLOs) – Collateralized loan obligations are securities issued by entities that are collateralized by a pool of loans. CLOs are issued in multiple classes (tranches), and can be equity or debt with specific adjustable or fixed interest rates, and varying maturities. The cash flow from the underlying loans is used to pay off each tranche separately within the debt, or senior tranches. Equity, or subordinated tranches, typically are not paid a cash flow but do offer ownership in the CLO itself in the event of a sale.

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

LIBOR	London Interbank Offered Rate
REITs	Real estate investment trusts - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

15 | USAA Ultra Short-Term Bond Fund

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by the USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(b)Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at March 31, 2018.

(c)Stated interest rates may change slightly over time as underlying mortgages paydown.

(d)Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

(e)Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by the USAA Mutual Funds Trust's Board of Trustees. The aggregate market value of these securities at March 31, 2018, was $681,000, which represented 0.2% of the Fund's net assets.

(f)Senior loan (loan) – is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the all in interest rate of all contracts within the loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at March 31, 2018. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by USAA Asset Management Company, under liquidity guidelines approved by the USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(g)At March 31, 2018, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(h)Security or a portion of the security purchased on a delayed-delivery or when-issued basis.

Notes to Portfolio of Investments | 16

(i)Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(j)Rate represents the money market fund annualized seven-day yield at March 31, 2018.

17 | USAA Ultra Short-Term Bond Fund

ITEM 2. CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2018

By:	/S/ KRISTEN MILLAN
--------------------------------------------------------------
Signature and Title: Kristen Millan, Assistant Secretary
Date:	05/18/2018
-------------------------------
Pursuant	to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940,	this report has been signed below by the
following persons on behalf of the	registrant and in the capacities and on the
dates indicated.
By:	/S/ DANIEL S. MCNAMARA
--------------------------------------------------------------
Signature and Title: Daniel S. McNamara, President
Date:	05/22/2018
------------------------------
By:	/S/ JAMES K. DE VRIES
-----------------------------------------------------
Signature and Title: James K. De Vries, Treasurer
Date:	05/21/2018
------------------------------